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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSgA Funds

(Exact name of Registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-3598

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – August 31, 2012

Item 1. Reports to Stockholders

S&P 500 Index Fund

Annual Report

August 31, 2012

SSgA Funds

S&P 500 Index Fund

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

* Effective October 1, 2012

President’s Letter	3

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SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:   The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio’s holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund
Period Ended 08/31/12	Total Return

1 Year	18.00%
5 Years	1.16	%+
10 Years	6.36	%+

Standard & Poor’s® 500 Composite Stock Price Index#
Period Ended 08/31/12	Total Return

1 Year	18.00%
5 Years	1.28	%+
10 Years	6.51	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the S&P 500 Index Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 0.19%.

See related Notes on following page.

S&P 500 Index Fund	5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA S&P 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 18%, and the total return for the Index was 18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations.

US stocks performed strongly during the Reporting Period, despite being hurt at times by concern about European sovereign debt. Actions by the Bank of England and the European Central Bank gave investors hope that the European spending crisis could be resolved. In the US, share prices responded positively to these actions as well as the US Federal Reserve’s decision to extend its Operation Twist economic stimulus through the end of 2012.

The Fund invested in S&P 500 futures contracts to put to work the small amount of cash in the portfolio during the Reporting Period. The futures did not have a material impact on portfolio performance.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, ExxonMobil, and AT&T. Apple enjoyed a strong year, with surging revenues, improving gross margins, and increased product adoption of its popular iPad and iPhone lines. ExxonMobil experienced a solid twelve months due to strengthening oil prices as well as diversification into higher growth energy projects. AT&T benefited from increasing wireless revenues and wireless service profit margins.

The top negative contributors to the Fund’s performance were Hewlett-Packard, Halliburton, and Dell. Hewlett-Packard suffered from a number of issues, including the failure of a tablet computer launch, a large write-down related to its earlier acquisition of Electronic Data Systems, and declining PC sales. Halliburton suffered over the past year from fallout related to the BP/Macondo oil spill, the spike in guar gum prices, and the decline in natural gas prices, which hurt demand for oilfield services. Similar to Hewlett-Packard, Dell was hurt by the shift away from PCs to mobile devices, such as smartphones and tablets.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

#

The Standard & Poor’s® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

+	Annualized.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

6	S&P 500 Index Fund

SSgA

S&P 500 Index Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,042.10	$1,024.23
Expenses Paid During Period*	$0.92	$0.92

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund	7

SSgA

S&P 500 Index Fund

Presentation of Master Portfolio Holdings — August 31, 2012 (Unaudited)

Amounts in thousands

Categories	% of Master Portfolio Net Assets

Common Stock
Consumer Discretionary	11.3
Consumer Staples	10.8
Energy	10.9
Financials	14.8
Health Care	11.3
Industrials	10.0
Information Technology	18.4
Materials	3.4
Telecommunication Services	3.2
Utilities	3.4
U.S. Government Securities	0.1
Money Market Fund	2.2

Total Investments	99.8
Other Assets and Liabilities, Net	0.2

100.0

Futures Contracts	0.1

8	S&P 500 Index Fund

SSgA

S&P 500 Index Fund

Statement of Assets and Liabilities — August 31, 2012

Amounts in thousands
Assets
Investments in Master Portfolio, at value	$1,136,893
Receivables:
Fund shares sold	873
From Advisor	—	*
Prepaid expenses	31

Total assets	1,137,797

Liabilities
Payables:
Fund shares redeemed	6,334
Accrued fees to affiliates	138
Other accrued expenses	63

Total liabilities	6,535

Net Assets	$1,131,262

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,401
Accumulated net realized gain (loss) allocated from Master Portfolio	(106,512)
Unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	603,817
Futures contracts	2,037
Shares of beneficial interest	49
Additional paid-in capital	626,470

Net Assets	$1,131,262

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$23.18
Net assets	$1,131,261,542
Shares outstanding ($.001 par value)	48,799,078

(a) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.
* Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	9

SSgA

S&P 500 Index Fund

Statement of Operations — For the Period Ended August 31, 2012

Amounts in thousands
Investment Income Allocated From Master Portfolio
Dividends	$24,648
Interest	2,185
Expenses	(545)

Total investment income allocated from Master Portfolio	26,288

Fund Level Expenses
Administrative fees	340
Custodian fees	19
Distribution fees	574
Transfer agent fees	205
Professional fees	49
Registration fees	59
Shareholder servicing fees	221
Trustees’ fees	33
Printing fees	95
Miscellaneous	35

Expenses before reductions	1,630
Expense reductions	(114)

Net Fund Level expenses	1,516

Net investment income (loss)	24,772

Net Realized and Unrealized Gain (Loss) Allocated From Master Portfolio
Net realized gain (loss) on:
Investments	45,549
Futures contracts	1,695

Net realized gain (loss)	47,244

Net change in unrealized appreciation (depreciation) on:
Investments	114,310
Futures contracts	1,951

Net change in unrealized appreciation (depreciation)	116,261

Net realized and unrealized gain (loss)	163,505

Net Increase (Decrease) in Net Assets from Operations	$188,277

See accompanying notes which are an integral part of the financial statements.

10	Statement of Operations

SSgA

S&P 500 Index Fund

Statements of Changes in Net Assets — For the Periods Ended August 31,

Amounts in thousands	2012	2011
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$24,772	$23,603
Net realized gain (loss)	47,244	30,906
Net change in unrealized appreciation (depreciation)	116,261	184,640

Net increase (decrease) in net assets from operations	188,277	239,149

Distributions
From net investment income	(24,475)	(24,425)

Net decrease in net assets from distributions	(24,475)	(24,425)

Share Transactions
Net increase (decrease) in net assets from share transactions	(159,025)	(334,379)

Total Net Increase (Decrease) in Net Assets	4,777	(119,655)

Net Assets
Beginning of period	1,126,485	1,246,140

End of period	$1,131,262	$1,126,485

Undistributed (overdistributed) net investment income included in net assets	$5,401	$5,380

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	11

SSgA

S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(c)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income
August 31, 2012	20.09	.47	3.09	3.56	(.47)
August 31, 2011	17.31	.38	2.78	3.16	(.38)
August 31, 2010	16.83	.33	.48	.81	(.33)
August 31, 2009	21.17	.37	(4.30)	(3.93)	(.41)
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)	Unaudited.

See accompanying notes which are an integral part of the financial statements.

12	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover Rate of the Master Portfolio(d)
(.47)	23.18	18.00	1,131,262	.18	.19	2.21	19
(.38)	20.09	18.26	1,126,485	.18	.19	1.82	2
(.33)	17.31	4.77	1,246,140	.18	.19	1.84	13
(.41)	16.83	(18.29)	1,375,449	.18	.20	2.45	8
(.44)	21.17	(11.34)	1,530,849	.18	.18	1.89	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	13

SSgA

S&P 500 Index Fund

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. This financial statement reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 55.11% at August 31, 2012). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

14	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended August 31, 2012, was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Notes to Financial Statements	15

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, for the year ended August 31, 2012 the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund files a U.S. tax return. At August 31, 2012, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it had taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2011, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Capital Loss Carryforwards

At August 31, 2012, the Fund had no tax basis capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended August 31, 2012, the Fund’s components of distributable earnings and tax composition of distributions for federal tax purposes were as follows:

S&P 500 Index Fund
Components of Distributable Earnings
Undistributed Ordinary Income	$5,401,087
Accumulated Undistributed Capital Gains	$14,121,381

Tax Composition of Distributions
Ordinary Income	$24,475,275

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carry forwards. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

16	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Master Portfolio aggregated to the following, for the period ended August 31, 2012:

	Increases	Decreases
S&P 500 Index Fund	$90,901,632	$269,942,517

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative services fees provided by the Master Portfolio on behalf of its investors. SSgA Funds Management, Inc. (the “Advisor”) manages the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arms of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund’s advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the reimbursement for the period ended August 31, 2012 was $114,393. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation Administrator.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Notes to Financial Statements	17

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Fund. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation. The Investment Company has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Investment Company has adopted a shareholder service agreement with State Street, and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

For the period ended August 31, 2012, the Fund paid the following shareholder servicing expenses to the Agents:

State Street
S&P 500 Index Fund	$44,652

The Fund did not make any payments to Global Markets, Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund’s responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund’s shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of August 31, 2012, the S&P 500 Index Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

S&P 500 Index Fund
Administration fees	$32,336
Custodian Fees	1,683
Distribution fees	67,572
Shareholder servicing fees	19,224
Transfer agent fees	15,958
Trustee fees	851

$137,624

18	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

5.	Fund Share Transactions

	(amounts in thousands)
	2012		2011
	Shares	Dollars	Shares	Dollars
S&P 500 Index Fund
Proceeds from shares sold	11,320	$237,660	10,871	$224,007
Proceeds from reinvestment of distributions	1,115	23,129	1,144	22,934
Payments for shares redeemed	(19,721)	(419,814)	(27,905)	(581,320)

Total net increase (decrease)	(7,286)	$(159,025)	(15,890)	$(334,379)

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost borrowing opportunity or additional borrowing costs. For the period ended August 31, 2012, the Fund did not utilize the Interfund Lending Program.

7.	Dividends

On September 4, 2012, the Fund declared the following dividends from net investment income payable on September 10, 2012 to shareholders of record September 5, 2012.

Net Investment Income
S&P 500 Index Fund	$0.1164

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

9.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

Notes to Financial Statements	19

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2012

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB Issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Contingency Note

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company (“Tribune”). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the “LBO”) and sold their shares for $34 per share in cash, including the SSgA S&P500 Index Fund. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the “Lawsuits”). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune’s bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune’s payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code’s and various states’ fraudulent transfer laws. However, the Lawsuits proceed on different legal theories; the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers. The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’ net asset value.

11.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

20	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of SSgA S&P 500 Index Fund (the “Fund”) (one of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SSgA S&P 500 Index Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

Report of Independent Registered Public Accounting Firm	21

SSgA

S&P 500 Index Fund

Tax Information — August 31, 2012 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund	100.0%

For the tax year ended August 31, 2012, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Please consult a tax advisor for questions about federal or state income tax laws.

22	Tax Information

SSgA

S&P 500 Index Fund

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

Basis for Approval of Investment Advisory Contracts	23

SSgA

S&P 500 Index Fund

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

24	Basis for Approval of Investment Advisory Contracts

SSgA

S&P 500 Index Fund

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group

Basis for Approval of Investment Advisory Contracts	25

SSgA

S&P 500 Index Fund

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

26	Basis for Approval of Investment Advisory Contracts

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or (iv) at the SEC’s public reference room.

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room.

Shareholder Requests for Additional Information	27

SSgA

S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

*	Ceased to be a Trustee effective September 28, 2012.

INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association.	14	None

28	Disclosure of Information about Fund Trustees and Officers

SSgA

S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

• 2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	29

SSgA

S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); •Until December 2008, Independent Director, SSgA Cash Management Fund plc; •Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and •Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

30	Disclosure of Information about Fund Trustees and Officers

SSgA

S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

•June 2012 – Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

•March 2012 – June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

•March 2008 – Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

•November 2005 – April 2008 – Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	•July 2008 to Present, Vice President, State Street Global Advisors; and •April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

•2009 to Present Head of North America Operations, Global Operations, Russell Investments;

•1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

•Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

•1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

•Associate General Counsel, Russell Investments;

•Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

•Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	31

SSgA

S&P 500 Index Fund

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*	Ceased to be a Trustee effective September 28, 2012.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

32	Fund Management and Service Providers

State Street Equity 500 Index Portfolio

Portfolio of Investments — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

Common Stocks - 97.5%
Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A	13,046	$470
Amazon.com, Inc. (a)	56,992	14,147
Apollo Group, Inc. Class A (a)	18,029	484
AutoNation, Inc. (a)	6,363	256
AutoZone, Inc. (a)	4,364	1,578
Bed Bath & Beyond, Inc. (a)	36,545	2,455
Best Buy Co., Inc.	42,119	747
Big Lots, Inc. (a)	9,227	281
BorgWarner, Inc. (a)	18,500	1,272
Cablevision Systems Corp.	35,600	532
CarMax, Inc. (a)	37,200	1,138
Carnival Corp.	70,650	2,450
CBS Corp. Class B	101,703	3,696
Chipotle Mexican Grill, Inc. (a)	5,100	1,472
Coach, Inc.	44,828	2,606
Comcast Corp. Class A	426,448	14,299
D.R. Horton, Inc.	46,076	875
Darden Restaurants, Inc.	20,588	1,070
DeVry, Inc.	10,400	201
DIRECTV (a)	104,077	5,421
Discovery Communications, Inc. Class A (a)	39,900	2,188
Dollar Tree, Inc. (a)	36,600	1,763
eBay, Inc. (a)	180,603	8,573
Expedia, Inc.	14,357	737
Family Dollar Stores, Inc.	18,658	1,187
Ford Motor Co.	604,298	5,644
Fossil, Inc. (a)	7,800	663
GameStop Corp. Class A	19,500	372
Gannett Co., Inc.	39,574	604
Gap, Inc.	52,398	1,877
Genuine Parts Co.	25,209	1,592
Goodyear Tire & Rubber Co. (a)	34,957	426
H&R Block, Inc.	47,115	780
Harley-Davidson, Inc.	35,801	1,502
Harman International Industries, Inc.	12,021	553
Hasbro, Inc.	17,825	669
Home Depot, Inc.	242,212	13,746
Host Hotels & Resorts, Inc.	111,121	1,700
International Game Technology	47,919	589
Interpublic Group of Cos., Inc.	71,894	765
JC Penney Co., Inc.	21,810	569
Johnson Controls, Inc.	105,786	2,878
Kohl’s Corp.	38,433	2,006
Lennar Corp. Class A	25,931	841
Limited Brands, Inc.	38,167	1,855
Lowe’s Cos., Inc.	185,562	5,285
Macy’s, Inc.	65,923	2,657
Marriott International, Inc. Class A	42,850	1,615
Mattel, Inc.	53,776	1,890
McDonald’s Corp.	160,725	14,383

	Shares	Market Value (000)
McGraw-Hill Cos., Inc.	43,666	$2,236
NetFlix, Inc. (a)	9,700	579
Newell Rubbermaid, Inc.	47,893	859
News Corp. Class A	331,209	7,747
NIKE, Inc. Class B	58,252	5,671
Nordstrom, Inc.	25,833	1,494
O’Reilly Automotive, Inc. (a)	19,400	1,648
Omnicom Group, Inc.	43,541	2,237
Priceline.com, Inc. (a)	7,790	4,710
PulteGroup, Inc. (a)	54,705	748
Ralph Lauren Corp.	10,415	1,652
Ross Stores, Inc.	35,900	2,484
Scripps Networks Interactive, Inc. Class A	15,035	889
Sears Holdings Corp. (a)	5,374	283
Snap-on, Inc.	9,212	639
Stanley Black & Decker, Inc.	27,007	1,776
Staples, Inc.	110,033	1,202
Starbucks Corp.	120,161	5,961
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,723
Target Corp.	104,216	6,679
Tiffany & Co.	19,880	1,232
Time Warner Cable, Inc.	49,771	4,421
Time Warner, Inc.	151,091	6,278
TJX Cos., Inc.	117,212	5,367
TripAdvisor, Inc. (a)	16,857	564
Urban Outfitters, Inc. (a)	18,300	687
V.F. Corp.	13,693	2,091
Viacom, Inc. Class B	82,722	4,137
Walt Disney Co.	282,745	13,987
Washington Post Co. Class B	660	233
Whirlpool Corp.	12,661	955
Wyndham Worldwide Corp.	22,699	1,184
Wynn Resorts, Ltd.	12,700	1,310
Yum! Brands, Inc.	73,292	4,670

		233,692

Consumer Staples - 10.8%
Altria Group, Inc.	322,099	10,938
Archer-Daniels-Midland Co.	103,124	2,759
Avon Products, Inc.	67,660	1,045
Beam, Inc.	25,045	1,462
Brown-Forman Corp. Class B	23,482	1,505
Campbell Soup Co.	26,665	937
Clorox Co.	20,543	1,494
Coca-Cola Co.	712,822	26,660
Coca-Cola Enterprises, Inc.	46,401	1,370
Colgate-Palmolive Co.	75,001	7,973
ConAgra Foods, Inc.	65,375	1,642
Constellation Brands, Inc. Class A (a)	23,026	758
Costco Wholesale Corp.	68,589	6,713
CVS Caremark Corp.	203,832	9,285

State Street Equity 500 Index Portfolio	33

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

Dean Foods Co. (a)	31,858	$523
Dr Pepper Snapple Group, Inc.	34,100	1,528
Estee Lauder Cos., Inc. Class A	35,704	2,140
General Mills, Inc.	101,464	3,991
H.J. Heinz Co.	50,169	2,795
Hormel Foods Corp.	21,200	609
Kellogg Co.	39,035	1,977
Kimberly-Clark Corp.	61,800	5,166
Kraft Foods, Inc. Class A	280,709	11,658
Kroger Co.	88,876	1,980
Lorillard, Inc.	20,461	2,568
McCormick & Co., Inc.	20,753	1,275
Molson Coors Brewing Co. Class B	25,162	1,121
Monster Beverage Corp. (a)	24,300	1,432
PepsiCo, Inc.	248,054	17,967
Philip Morris International, Inc.	270,199	24,129
Procter & Gamble Co.	432,819	29,081
Reynolds American, Inc.	52,074	2,401
Safeway, Inc.	37,164	582
Sysco Corp.	93,209	2,824
The Hershey Co.	23,482	1,686
The J.M. Smucker Co.	18,060	1,535
Tyson Foods, Inc. Class A	44,235	693
Wal-Mart Stores, Inc.	273,502	19,856
Walgreen Co.	137,218	4,907
Whole Foods Market, Inc.	26,133	2,528

		221,493

Energy - 10.9%
Alpha Natural Resources, Inc. (a)	35,600	212
Anadarko Petroleum Corp.	79,126	5,481
Apache Corp.	62,125	5,327
Baker Hughes, Inc.	69,973	3,191
Cabot Oil & Gas Corp.	32,600	1,350
Cameron International Corp. (a)	38,500	2,106
Chesapeake Energy Corp.	103,582	2,004
Chevron Corp. (b)	311,646	34,954
ConocoPhillips	200,230	11,371
Consol Energy, Inc.	34,973	1,056
Denbury Resources, Inc. (a)	61,500	953
Devon Energy Corp.	63,451	3,669
Diamond Offshore Drilling, Inc.	11,500	771
Ensco PLC Class A	36,500	2,094
EOG Resources, Inc.	42,617	4,615
EQT Corp.	23,300	1,257
ExxonMobil Corp. (b)	739,547	64,563
FMC Technologies, Inc. (a)	38,600	1,808
Halliburton Co.	145,534	4,768
Helmerich & Payne, Inc.	16,300	744
Hess Corp.	47,801	2,415
Kinder Morgan, Inc.	90,526	3,238
Marathon Oil Corp.	111,777	3,110
Marathon Petroleum Corp.	54,288	2,809

	Shares	Market Value (000)
Murphy Oil Corp.	31,741	$1,629
Nabors Industries, Ltd. (a)	48,204	712
National Oilwell Varco, Inc.	67,757	5,339
Newfield Exploration Co. (a)	20,600	672
Noble Corp. (a)	39,400	1,503
Noble Energy, Inc.	27,910	2,453
Occidental Petroleum Corp.	128,344	10,911
Peabody Energy Corp.	44,124	954
Phillips 66	99,165	4,165
Pioneer Natural Resources Co.	19,400	1,889
QEP Resources, Inc.	27,068	777
Range Resources Corp.	25,500	1,662
Rowan Cos. PLC Class A (a)	19,620	690
Schlumberger, Ltd.	210,858	15,262
Southwestern Energy Co. (a)	54,600	1,700
Spectra Energy Corp.	101,998	2,883
Sunoco, Inc.	17,184	811
Tesoro Corp.	23,165	921
Valero Energy Corp.	87,909	2,748
Williams Cos., Inc.	97,968	3,162
WPX Energy, Inc. (a)	30,856	481

		225,190

Financials — 14.8%
ACE, Ltd.	53,600	3,952
AFLAC, Inc.	73,990	3,417
Allstate Corp.	76,406	2,848
American Express Co.	159,264	9,285
American International Group, Inc. (a)	116,333	3,994
American Tower Corp. REIT	62,800	4,421
Ameriprise Financial, Inc.	34,007	1,867
Aon PLC	51,247	2,663
Apartment Investment & Management Co. Class A	22,952	608
Assurant, Inc.	14,131	498
AvalonBay Communities, Inc.	14,898	2,108
Bank of America Corp.	1,705,271	13,625
Bank of New York Mellon Corp.	188,685	4,253
BB&T Corp.	108,970	3,437
Berkshire Hathaway, Inc. Class B (a)	278,603	23,497
BlackRock, Inc.	20,034	3,533
Boston Properties, Inc.	23,867	2,676
Capital One Financial Corp.	91,463	5,170
CBRE Group, Inc. (a)	49,575	858
Charles Schwab Corp.	168,893	2,278
Chubb Corp.	43,175	3,190
Cincinnati Financial Corp.	25,114	971
Citigroup, Inc.	463,920	13,783
CME Group, Inc.	52,355	2,874
Comerica, Inc.	32,144	987
DDR Corp. REIT	1,532	23
Discover Financial Services	83,105	3,219
E*Trade Financial Corp. (a)	35,531	305

34	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

Equity Residential	47,657	$2,879
Federated Investors, Inc. Class B	14,870	316
Fifth Third Bancorp	147,916	2,239
First Horizon National Corp.	43,755	392
Franklin Resources, Inc.	22,380	2,627
Genworth Financial, Inc. Class A (a)	72,151	382
Goldman Sachs Group, Inc.	77,334	8,176
Hartford Financial Services Group, Inc.	70,197	1,259
HCP, Inc.	65,700	3,013
Health Care REIT, Inc.	36,100	2,110
Hudson City Bancorp, Inc.	76,692	551
Huntington Bancshares, Inc.	141,956	937
IntercontinentalExchange, Inc. (a)	11,180	1,528
Invesco, Ltd.	72,200	1,710
J.P. Morgan Chase & Co.	603,115	22,400
KeyCorp	148,675	1,253
Kimco Realty Corp.	62,669	1,273
Legg Mason, Inc.	18,042	444
Leucadia National Corp.	29,736	636
Lincoln National Corp.	46,592	1,082
Loews Corp.	48,431	1,969
M&T Bank Corp.	20,137	1,750
Marsh & McLennan Cos., Inc.	85,353	2,917
Mastercard, Inc. Class A	16,800	7,105
MetLife, Inc.	168,096	5,737
Moody’s Corp.	30,266	1,199
Morgan Stanley	237,830	3,567
NASDAQ OMX Group, Inc.	18,400	421
Northern Trust Corp.	38,106	1,770
NYSE Euronext	40,200	1,007
Paychex, Inc.	50,738	1,688
People’s United Financial, Inc.	57,000	682
PNC Financial Services Group, Inc.	83,317	5,179
Principal Financial Group, Inc.	48,691	1,336
Progressive Corp.	97,701	1,908
ProLogis, Inc.	72,299	2,470
Prudential Financial, Inc.	74,339	4,052
Public Storage, Inc.	22,187	3,230
Regions Financial Corp.	218,789	1,523
Simon Property Group, Inc.	47,615	7,557
SLM Corp.	77,454	1,220
State Street Corp. (c)	77,425	3,221
SunTrust Banks, Inc.	86,518	2,178
T. Rowe Price Group, Inc.	40,075	2,462
Torchmark Corp.	14,931	764
Total System Services, Inc.	26,575	616
Travelers Cos., Inc.	61,604	3,988
U.S. Bancorp	301,152	10,062
Unum Group	46,829	914
Ventas, Inc.	45,800	2,999
Visa, Inc. Class A	79,100	10,145
Vornado Realty Trust	29,114	2,363

	Shares	Market Value (000)
Wells Fargo & Co.	839,449	$28,566
Western Union Co.	98,485	1,734
XL Group PLC	50,268	1,162
Zions Bancorp.	30,453	586

		305,594

Health Care - 11.3%
Abbott Laboratories	248,806	16,307
Aetna, Inc.	54,750	2,103
Alexion Pharmaceuticals, Inc. (a)	30,400	3,259
Allergan, Inc.	48,192	4,151
AmerisourceBergen Corp.	38,686	1,490
Amgen, Inc.	123,645	10,376
Baxter International, Inc.	87,561	5,138
Becton Dickinson and Co.	31,997	2,431
Biogen Idec, Inc. (a)	37,731	5,531
Boston Scientific Corp. (a)	219,034	1,183
Bristol-Myers Squibb Co.	268,916	8,877
C.R. Bard, Inc.	13,397	1,314
Cardinal Health, Inc.	53,957	2,134
CareFusion Corp. (a)	33,878	890
Celgene Corp. (a)	69,418	5,001
Cerner Corp. (a)	23,000	1,682
CIGNA Corp.	45,996	2,105
Coventry Health Care, Inc.	21,903	912
Covidien PLC	76,800	4,305
DaVita, Inc. (a)	14,600	1,420
Dentsply International, Inc.	23,300	845
Edwards Lifesciences Corp. (a)	17,800	1,818
Eli Lilly & Co.	160,675	7,216
Express Scripts Holding Co. (a)	126,714	7,935
Forest Laboratories, Inc. (a)	42,802	1,485
Gilead Sciences, Inc. (a)	119,799	6,911
Hospira, Inc. (a)	25,303	850
Humana, Inc.	26,207	1,837
Intuitive Surgical, Inc. (a)	6,300	3,098
Johnson & Johnson	433,849	29,254
Laboratory Corp. of America Holdings (a)	15,422	1,356
Life Technologies Corp. (a)	27,887	1,330
McKesson Corp.	37,255	3,245
Mead Johnson Nutrition Co.	32,618	2,392
Medtronic, Inc.	164,078	6,671
Merck & Co., Inc.	481,970	20,749
Mylan, Inc. (a)	67,909	1,601
Patterson Cos., Inc.	12,894	438
Perrigo Co.	14,400	1,584
Pfizer, Inc.	1,183,011	28,227
Quest Diagnostics, Inc.	25,600	1,548
St. Jude Medical, Inc.	50,326	1,900
Stryker Corp.	51,389	2,737
Tenet Healthcare Corp. (a)	73,370	381
UnitedHealth Group, Inc.	163,096	8,856

State Street Equity 500 Index Portfolio	35

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

Varian Medical Systems, Inc. (a)	18,060	$1,062
Watson Pharmaceuticals, Inc. (a)	19,646	1,598
WellPoint, Inc.	51,738	3,098
Zimmer Holdings, Inc.	28,252	1,745

		232,376

Industrials - 10.0%
3M Co.	110,272	10,211
ACCO Brands Corp. (a) (d)	—	—
Amphenol Corp. Class A	26,100	1,589
Avery Dennison Corp.	15,388	481
Boeing Co.	119,188	8,510
Caterpillar, Inc.	103,779	8,855
CH Robinson Worldwide, Inc.	25,861	1,464
Cintas Corp.	17,588	711
Cooper Industries PLC	24,600	1,800
CSX Corp.	163,014	3,661
Cummins, Inc.	30,558	2,968
Danaher Corp.	91,472	4,900
Deere & Co.	62,737	4,712
Dover Corp.	28,195	1,630
Eaton Corp.	52,590	2,352
Emerson Electric Co.	115,548	5,861
Equifax, Inc.	17,983	823
Expeditors International Washington, Inc.	34,020	1,246
Fastenal Co.	46,600	2,008
FedEx Corp.	49,900	4,373
First Solar, Inc. (a)	8,070	161
Flir Systems, Inc.	23,500	465
Flowserve Corp.	8,400	1,072
Fluor Corp.	26,960	1,388
Fortune Brands Home & Security, Inc. (a)	1,145	29
General Dynamics Corp.	57,261	3,751
General Electric Co.	1,673,333	34,655
Honeywell International, Inc.	122,581	7,165
Illinois Tool Works, Inc.	74,771	4,433
Ingersoll-Rand PLC	48,000	2,245
Iron Mountain, Inc.	27,600	905
Jacobs Engineering Group, Inc. (a)	20,400	807
Joy Global, Inc.	17,200	918
KBR, Inc. (d)	1	—
L-3 Communications Holdings, Inc.	15,703	1,103
Leggett & Platt, Inc.	20,398	484
Lockheed Martin Corp.	41,752	3,805
Masco Corp.	57,123	809
Norfolk Southern Corp.	50,855	3,685
Northrop Grumman Corp.	39,511	2,643
PACCAR, Inc.	56,774	2,266
Pall Corp.	17,409	966
Parker Hannifin Corp.	23,903	1,912
Pitney Bowes, Inc.	29,727	397

	Shares	Market Value (000)
Precision Castparts Corp.	23,007	$3,706
Quanta Services, Inc. (a)	35,000	840
R.R. Donnelley & Sons Co.	29,609	325
Raytheon Co.	52,982	2,995
Republic Services, Inc.	50,103	1,385
Robert Half International, Inc.	23,540	619
Rockwell Automation, Inc.	22,505	1,622
Rockwell Collins, Inc.	22,531	1,101
Roper Industries, Inc.	15,000	1,542
Ryder System, Inc.	7,921	317
Southwest Airlines Co.	127,786	1,142
Stericycle, Inc. (a)	14,100	1,290
Textron, Inc.	44,839	1,198
Thermo Fisher Scientific, Inc.	58,124	3,333
Tyco International, Ltd.	72,500	4,088
Union Pacific Corp.	75,768	9,201
United Parcel Service, Inc. Class B	151,846	11,208
United Technologies Corp.	144,278	11,521
W.W. Grainger, Inc.	9,669	1,991
Waste Management, Inc.	72,639	2,512
Xylem, Inc.	28,692	697

		206,852

Information Technology - 18.4%
Accenture PLC Class A	101,500	6,252
Adobe Systems, Inc. (a)	77,957	2,438
Advanced Micro Devices, Inc. (a)	84,086	313
Agilent Technologies, Inc.	54,968	2,043
Akamai Technologies, Inc. (a)	27,324	1,025
Altera Corp.	50,554	1,887
Analog Devices, Inc.	47,269	1,878
AOL, Inc. (a) (d)	1	—
Apple, Inc.	147,884	98,378
Applied Materials, Inc.	201,607	2,357
Autodesk, Inc. (a)	36,476	1,133
Automatic Data Processing, Inc.	78,317	4,549
BMC Software, Inc. (a)	25,921	1,073
Broadcom Corp. Class A (a)	78,859	2,802
CA, Inc.	56,999	1,484
Cisco Systems, Inc.	847,419	16,169
Citrix Systems, Inc. (a)	29,667	2,305
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,071
Computer Sciences Corp.	23,144	745
Corning, Inc.	238,976	2,865
Dell, Inc. (a)	236,250	2,502
Dun & Bradstreet Corp.	7,100	575
Electronic Arts, Inc. (a)	50,400	672
EMC Corp. (a)	334,284	8,788
F5 Networks, Inc. (a)	12,200	1,189
Fidelity National Information Services, Inc.	37,977	1,196
Fiserv, Inc. (a)	21,052	1,501

36	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

Google, Inc. Class A (a)	40,190	$27,534
Harris Corp.	18,600	875
Hewlett-Packard Co.	312,916	5,282
Intel Corp.	797,256	19,796
International Business Machines Corp.	182,142	35,490
Intuit, Inc.	45,963	2,691
Jabil Circuit, Inc.	27,551	628
Juniper Networks, Inc. (a)	84,393	1,472
KLA-Tencor Corp.	27,005	1,386
Lam Research Corp. (a)	32,658	1,115
Lexmark International, Inc. Class A	10,042	218
Linear Technology Corp.	35,263	1,164
LSI Corp. (a)	89,162	695
Microchip Technology, Inc.	29,389	1,021
Micron Technology, Inc. (a)	160,962	1,000
Microsoft Corp. (b)	1,180,835	36,393
Molex, Inc.	23,205	616
Motorola Solutions, Inc.	45,952	2,190
NetApp, Inc. (a)	57,357	1,980
NVIDIA Corp. (a)	99,956	1,402
Oracle Corp.	615,062	19,467
PerkinElmer, Inc.	19,218	525
QUALCOMM, Inc.	271,111	16,662
Red Hat, Inc. (a)	29,800	1,670
SAIC, Inc.	42,900	524
Salesforce.com, Inc. (a)	21,900	3,179
SanDisk Corp. (a)	38,367	1,581
Seagate Technology PLC	59,800	1,914
Symantec Corp. (a)	117,263	2,091
TE Connectivity, Ltd.	67,300	2,367
Teradata Corp. (a)	26,020	1,987
Teradyne, Inc. (a)	28,149	440
Texas Instruments, Inc.	181,899	5,282
VeriSign, Inc. (a)	24,721	1,179
Waters Corp. (a)	13,765	1,104
Western Digital Corp. (a)	37,700	1,577
Xerox Corp.	209,101	1,541
Xilinx, Inc.	42,502	1,441
Yahoo!, Inc. (a)	190,519	2,791

		379,460

Materials - 3.4%
Air Products & Chemicals, Inc.	33,209	2,742
Airgas, Inc.	10,400	864
Alcoa, Inc.	169,749	1,453
Allegheny Technologies, Inc.	17,228	511
Ball Corp.	25,024	1,055
Bemis Co., Inc.	17,462	528
CF Industries Holdings, Inc.	10,350	2,143
Cliffs Natural Resources, Inc.	22,200	796
Dow Chemical Co.	189,328	5,549
E.I. du Pont de Nemours & Co.	148,112	7,369
Eastman Chemical Co.	23,708	1,310

	Shares	Market Value (000)
Ecolab, Inc.	46,266	$2,962
FMC Corp.	21,400	1,162
Freeport-McMoRan Copper & Gold, Inc. Class B	149,604	5,402
International Flavors & Fragrances, Inc.	13,031	789
International Paper Co.	68,211	2,357
MeadWestvaco Corp.	26,720	768
Monsanto Co.	83,855	7,305
Mosaic Co.	46,300	2,681
Newmont Mining Corp.	78,406	3,974
Nucor Corp.	49,654	1,870
Owens-Illinois, Inc. (a)	24,000	420
Plum Creek Timber Co., Inc.	25,311	1,036
PPG Industries, Inc.	24,271	2,670
Praxair, Inc.	47,111	4,970
Sealed Air Corp.	28,792	411
Sherwin-Williams Co.	13,696	1,960
Sigma-Aldrich Corp.	19,134	1,359
Titanium Metals Corp.	10,800	132
United States Steel Corp.	21,478	418
Vulcan Materials Co.	21,361	831
Weyerhaeuser Co.	87,474	2,179

		69,976

Telecommunication Services - 3.2%
AT&T, Inc.	925,950	33,927
CenturyLink, Inc.	97,365	4,115
Crown Castle International Corp. (a)	41,100	2,608
Frontier Communications Corp.	165,844	766
JDS Uniphase Corp. (a)	32,523	364
MetroPCS Communications, Inc. (a)	52,500	511
Sprint Nextel Corp. (a)	479,365	2,325
Verizon Communications, Inc.	450,266	19,334
Windstream Corp.	99,213	979

		64,929

Utilities - 3.4%
AES Corp. (a)	103,195	1,175
AGL Resources, Inc.	18,100	718
Ameren Corp.	37,560	1,229
American Electric Power Co., Inc.	76,652	3,295
CenterPoint Energy, Inc.	66,311	1,352
CMS Energy Corp.	42,056	970
Consolidated Edison, Inc.	47,252	2,864
Dominion Resources, Inc.	90,862	4,769
DTE Energy Co.	26,284	1,535
Duke Energy Corp.	110,683	7,170
Edison International	50,719	2,221
Entergy Corp.	27,698	1,886
Exelon Corp.	134,343	4,900
FirstEnergy Corp.	65,322	2,855
Integrys Energy Group, Inc.	11,616	627

State Street Equity 500 Index Portfolio	37

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Shares	Market Value (000)

NextEra Energy, Inc.	65,821	$4,430
NiSource, Inc.	45,982	1,119
Northeast Utilities	50,060	1,886
NRG Energy, Inc.	36,700	783
Oneok, Inc.	32,200	1,434
Pepco Holdings, Inc.	34,700	670
PG&E Corp.	66,926	2,905
Pinnacle West Capital Corp.	17,860	918
PPL Corp.	92,275	2,707
Public Service Enterprise Group, Inc.	78,624	2,489
SCANA Corp.	17,700	838
Sempra Energy	37,286	2,468
Southern Co.	137,943	6,253
TECO Energy, Inc.	34,951	607
Wisconsin Energy Corp.	35,200	1,336
Xcel Energy, Inc.	75,951	2,118

		70,527

Total Common Stocks (cost $1,186,644)		2,010,089

	Par Amount	Market Value (000)

U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(e)(f) 0.08% due 09/06/12	$1,465,000	$1,465
U.S. Treasury Bill (b)(e)(f) 0.08% due 10/04/12	400,000	400
U.S. Treasury Bill (b)(e)(f) 0.07% due 11/08/12	250,000	250
U.S. Treasury Bill (b)(e)(f) 0.10% due 11/08/12	360,000	360

Total U.S. Government Securities (Cost $2,475)		2,475

	Shares

Money Market Fund - 2.2%
State Street Institutional Liquid Reserves Fund 0.20% (c)(g)	45,589,657	45,590

Total Money Market Fund (Cost $45,590)		45,590

Total Investments (h)† - 99.8% (cost $1,234,709(i))		2,058,154

Other Assets in Excess of Liabilities - 0.2%		4,891

Net Assets - 100.0%		$2,063,045

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
(i)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012 was $876,888 and $53,443, respectively, resulting in net unrealized appreciation of investments of $823,445.
PLC =	Public Limited Company
REIT =	Real Estate Investment Trust
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

38	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:

INVESTMENTS:
Common Stocks	$2,010,089	$—	$—	$2,010,089
U.S. Government Securities	—	2,475	—	2,475
Money Market Fund	45,590	—	—	45,590

TOTAL INVESTMENTS	2,055,679	2,475	—	2,058,154
OTHER ASSETS:
Futures contracts	2,412	—	—	2,412

TOTAL ASSETS	$2,058,091	$2,475	$—	$2,060,566

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the period ended August 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

State Street Equity 500 Index Portfolio	39

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — August 31, 2012 (Unaudited)

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 09/2012	695	$46,416	$2,412

Total unrealized appreciation on open futures contracts purchased			$2,412

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended August 31, 2012:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$2,412	$2,412

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only the unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the eight months ended August 31, 2012, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,887	$1,887

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$2,273	$2,273

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended August 31, 2012, was $39,738,648.

40	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments — August 31, 2012 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending August 31, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the eight months ended 8/31/12	Shares sold for the eight months ended 8/31/12	Number of shares held at 8/31/12	Value at 8/31/12 (000)	Income earned for the eight months ended 8/31/12 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	5,700	7,500	77,425	$3,221	$35	$(13)
State Street Institutional Liquid Reserves	—	172,863,574	127,273,917	45,589,657	45,590	24	—

See notes to financial statements.

State Street Equity 500 Index Portfolio	41

Russell Investment Company

Statement of Assets and Liabilities — August 31, 2012 (Unaudited)

Amounts in thousands
Assets
Investments in unaffiliated issuers, at market value (identified cost $1,186,544)	$2,009,343
Investments in non-controlled affiliates at market value (identified cost $48,165)	48,811

Total investments at market value (identified cost $1,234,709)	2,058,154
Daily variation margin on futures contracts	128
Dividends and interest receivable	4,821

Total assets	2,063,103

Liabilities
Management fees	58

Net Assets	$2,063,045

See notes to financial statements.

42	Statement of Assets and Liabilities

State Street Equity 500 Index Portfolio

Portfolio of Investments — December 31, 2011

	Shares	Market Value (000)

Common Stocks - 97.3%
Consumer Discretionary - 10.9%
Abercrombie & Fitch Co. Class A	13,046	$637
Amazon.com, Inc. (a)	56,492	9,779
Apollo Group, Inc. Class A (a)	18,029	971
AutoNation, Inc. (a)	6,363	235
AutoZone, Inc. (a)	4,464	1,451
Bed Bath & Beyond, Inc. (a)	38,345	2,223
Best Buy Co., Inc.	47,119	1,101
Big Lots, Inc. (a)	9,227	348
BorgWarner, Inc. (a)	17,100	1,090
Cablevision Systems Corp.	35,600	506
CarMax, Inc. (a)	34,000	1,036
Carnival Corp.	70,650	2,306
CBS Corp. Class B	105,103	2,853
Chipotle Mexican Grill, Inc. (a)	5,000	1,689
Coach, Inc.	44,228	2,700
Comcast Corp. Class A	427,348	10,132
D.R. Horton, Inc.	40,376	509
Darden Restaurants, Inc.	20,488	934
DeVry, Inc.	10,400	400
Direct TV. Class A (a)	110,077	4,707
Discovery Communications, Inc. Class A (a)	43,000	1,762
Dollar Tree, Inc. (a)	18,600	1,546
eBay, Inc. (a)	178,903	5,426
Expedia, Inc.	14,357	417
Family Dollar Stores, Inc.	18,858	1,087
Ford Motor Co. (a)	593,498	6,386
GameStop Corp. Class A (a)	19,500	471
Gannett Co., Inc.	33,574	449
Gap, Inc.	53,498	992
Genuine Parts Co.	23,809	1,457
Goodyear Tire & Rubber Co. (a)	34,957	495
H&R Block, Inc.	47,115	769
Harley-Davidson, Inc.	35,801	1,392
Harman International Industries, Inc.	9,721	370
Hasbro, Inc.	17,825	568
Home Depot, Inc.	243,112	10,220
Host Hotels & Resorts, Inc.	110,521	1,632
International Game Technology	47,919	824
Interpublic Group of Cos., Inc.	71,894	700
JC Penney Co., Inc.	21,810	767
Johnson Controls, Inc.	105,986	3,313
Kohl’s Corp.	39,533	1,951
Lennar Corp. Class A	25,931	510
Limited Brands, Inc.	38,767	1,564
Lowe’s Cos., Inc.	195,762	4,968
Macy’s, Inc.	67,423	2,170
Marriott International, Inc. Class A	40,450	1,180
Mattel, Inc.	54,676	1,518
McDonald’s Corp.	159,725	16,025

	Shares	Market Value (000)
McGraw-Hill Cos., Inc.	46,966	$2,112
NetFlix, Inc. (a)	8,000	554
Newell Rubbermaid, Inc.	42,693	689
News Corp. Class A	342,209	6,105
NIKE, Inc. Class B	57,852	5,575
Nordstrom, Inc.	26,233	1,304
O’Reilly Automotive, Inc. (a)	19,400	1,551
Omnicom Group, Inc.	43,941	1,959
Orchard Supply Hardware Stores Corp. Class A (a)(b)	242	2
Priceline.com, Inc. (a)	7,690	3,597
PulteGroup, Inc. (a)	54,705	345
Ralph Lauren Corp.	9,815	1,355
Ross Stores, Inc.	36,800	1,749
Scripps Networks Interactive, Inc. Class A	16,235	689
Sears Holdings Corp. (a)	5,374	171
Snap-on, Inc.	9,212	466
Stanley Black & Decker, Inc.	26,207	1,772
Staples, Inc.	111,233	1,545
Starbucks Corp.	115,961	5,335
Starwood Hotels & Resorts Worldwide, Inc.	30,047	1,441
Target Corp.	105,316	5,394
Tiffany & Co.	19,880	1,317
Time Warner Cable, Inc.	51,171	3,253
Time Warner, Inc.	156,191	5,645
TJX Cos., Inc.	58,506	3,777
TripAdvisor, Inc. (a)	14,357	362
Urban Outfitters, Inc. (a)	18,300	504
V.F. Corp.	13,693	1,739
Viacom, Inc. Class B	88,322	4,011
Walt Disney Co.	280,345	10,513
Washington Post Co. Class B	660	249
Whirlpool Corp.	11,361	539
Wyndham Worldwide Corp.	22,699	859
Wynn Resorts, Ltd.	12,700	1,403
Yum! Brands, Inc.	71,592	4,225

		198,642

Consumer Staples - 11.1%
Altria Group, Inc.	321,799	9,541
Archer-Daniels-Midland Co.	103,624	2,964
Avon Products, Inc.	68,660	1,199
Beam, Inc.	23,345	1,196
Brown-Forman Corp. Class B	15,655	1,260
Campbell Soup Co.	26,665	886
Clorox Co.	20,543	1,367
Coca-Cola Co.	355,711	24,889
Coca-Cola Enterprises, Inc.	51,001	1,315
Colgate-Palmolive Co.	76,001	7,022
ConAgra Foods, Inc.	64,975	1,715

43

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

	Shares	Market Value (000)

Constellation Brands, Inc. Class A (a)	29,326	$606
Costco Wholesale Corp.	68,389	5,698
CVS Caremark Corp.	203,132	8,284
Dean Foods Co. (a)	23,558	264
Dr Pepper Snapple Group, Inc.	34,700	1,370
Estee Lauder Cos., Inc. Class A	17,852	2,005
General Mills, Inc.	99,464	4,019
H.J. Heinz Co.	50,369	2,722
Hormel Foods Corp.	21,200	621
Kellogg Co.	39,335	1,989
Kimberly-Clark Corp.	60,800	4,472
Kraft Foods, Inc. Class A	274,509	10,256
Kroger Co.	95,576	2,315
Lorillard, Inc.	21,661	2,469
McCormick & Co., Inc.	20,753	1,046
Molson Coors Brewing Co. Class B	25,162	1,096
PepsiCo, Inc.	244,954	16,253
Philip Morris International, Inc.	271,999	21,346
Procter & Gamble Co.	429,319	28,640
Reynolds American, Inc.	53,374	2,211
Safeway, Inc.	54,164	1,140
Sara Lee Corp.	92,534	1,751
SuperValu, Inc.	34,848	283
Sysco Corp.	93,009	2,728
The Hershey Co.	24,182	1,494
The J.M. Smucker Co.	18,160	1,420
Tyson Foods, Inc. Class A	44,235	913
Wal-Mart Stores, Inc.	272,102	16,261
Walgreen Co.	140,618	4,649
Whole Foods Market, Inc.	25,033	1,742

		203,417

Energy - 11.9%
Alpha Natural Resources, Inc. (a)	35,600	727
Anadarko Petroleum Corp.	77,726	5,933
Apache Corp.	59,925	5,428
Baker Hughes, Inc.	67,173	3,267
Cabot Oil & Gas Corp.	16,300	1,237
Cameron International Corp. (a)	38,600	1,899
Chesapeake Energy Corp.	102,582	2,287
Chevron Corp. (c)	310,446	33,031
ConocoPhillips	207,130	15,094
Consol Energy, Inc.	34,973	1,283
Denbury Resources, Inc. (a)	61,500	929
Devon Energy Corp.	64,651	4,008
Diamond Offshore Drilling, Inc.	10,200	564
El Paso Corp.	121,192	3,220
EOG Resources, Inc.	41,417	4,080
EQT Corp.	23,300	1,277
ExxonMobil Corp. (c)	747,847	63,387
FMC Technologies, Inc. (a)	36,600	1,912
Halliburton Co.	142,934	4,933

	Shares	Market Value (000)
Helmerich & Payne, Inc.	16,300	$951
Hess Corp.	47,501	2,698
Marathon Oil Corp.	112,277	3,286
Marathon Petroleum Corp.	55,588	1,850
Murphy Oil Corp.	29,741	1,658
Nabors Industries, Ltd. (a)	42,504	737
National Oilwell Varco, Inc.	65,757	4,471
Newfield Exploration Co. (a)	20,600	777
Noble Corp. (a)	39,400	1,191
Noble Energy, Inc.	27,710	2,616
Occidental Petroleum Corp.	125,744	11,782
Peabody Energy Corp.	43,024	1,424
Pioneer Natural Resources Co.	18,100	1,620
QEP Resources, Inc.	27,068	793
Range Resources Corp.	25,300	1,567
Rowan Cos., Inc. (a)	19,620	595
Schlumberger, Ltd.	208,858	14,267
Southwestern Energy Co. (a)	54,900	1,753
Spectra Energy Corp.	99,698	3,066
Sunoco, Inc.	17,184	705
Tesoro Corp. (a)	20,765	485
Valero Energy Corp.	90,109	1,897
Williams Cos., Inc.	92,568	3,057

		217,742

Financials - 13.9%
ACE Ltd.	52,800	3,702
AFLAC, Inc.	73,490	3,179
Allstate Corp.	81,506	2,234
American Express Co.	157,664	7,437
American International Group, Inc. (a)	69,433	1,611
Ameriprise Financial, Inc.	36,607	1,817
AON Corp.	51,147	2,394
Apartment Investment & Management Co. Class A	17,052	391
Assurant, Inc.	14,131	580
AvalonBay Communities, Inc.	14,798	1,933
Bank of America Corp.	1,574,471	8,754
Bank of New York Mellon Corp.	189,885	3,781
BB&T Corp.	109,170	2,748
Berkshire Hathaway, Inc. Class B (a)	272,403	20,784
BlackRock, Inc.	15,700	2,798
Boston Properties, Inc.	22,967	2,288
Capital One Financial Corp.	72,263	3,056
CBRE Group, Inc. (a)	49,575	755
Charles Schwab Corp.	169,893	1,913
Chubb Corp.	43,875	3,037
Cincinnati Financial Corp.	25,114	765
Citigroup, Inc.	451,520	11,880
CME Group, Inc.	10,491	2,556
Comerica, Inc.	32,744	845
DDR Corp. REIT	1,532	19

44

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

	Shares	Market Value (000)

Discover Financial Services	86,105	$2,067
E*Trade Financial Corp. (a)	35,531	283
Equity Residential	46,457	2,649
Federated Investors, Inc. Class B	14,870	225
Fifth Third Bancorp	142,916	1,818
First Horizon National Corp.	46,055	368
Franklin Resources, Inc.	22,580	2,169
Genworth Financial, Inc. Class A (a)	72,151	473
Goldman Sachs Group, Inc.	78,134	7,066
Hartford Financial Services Group, Inc.	69,797	1,134
HCP, Inc.	63,800	2,643
Health Care REIT, Inc.	28,500	1,554
Hudson City Bancorp, Inc.	76,692	479
Huntington Bancshares, Inc.	127,456	700
IntercontinentalExchange, Inc. (a)	11,180	1,348
Invesco, Ltd.	68,200	1,370
J.P. Morgan Chase & Co.	592,915	19,714
KeyCorp	150,475	1,157
Kimco Realty Corp.	62,669	1,018
Legg Mason, Inc.	18,042	434
Leucadia National Corp.	29,736	676
Lincoln National Corp.	48,192	936
Loews Corp.	48,931	1,842
M & T Bank Corp.	19,637	1,499
Marsh & McLennan Cos., Inc.	84,953	2,686
Mastercard, Inc. Class A	16,500	6,152
MetLife, Inc.	164,396	5,126
Moody’s Corp.	30,266	1,019
Morgan Stanley	228,130	3,452
NASDAQ OMX Group, Inc. (a)	18,400	451
Northern Trust Corp.	38,506	1,527
NYSE Euronext	40,200	1,049
Paychex, Inc.	50,338	1,516
People’s United Financial, Inc.	57,000	733
PNC Financial Services Group, Inc.	81,717	4,713
Principal Financial Group, Inc.	50,291	1,237
Progressive Corp.	99,501	1,941
ProLogis, Inc.	72,299	2,067
Prudential Financial, Inc.	74,939	3,756
Public Storage, Inc.	22,287	2,997
Regions Financial Corp.	191,689	824
Simon Property Group, Inc.	45,815	5,907
SLM Corp.	79,354	1,063
State Street Corp. (d)	79,225	3,194
SunTrust Banks, Inc.	83,918	1,485
T. Rowe Price Group, Inc.	40,075	2,282
Torchmark Corp.	17,131	743
Total System Services, Inc.	27,675	541
Travelers Cos., Inc.	64,304	3,805
U.S. Bancorp	296,652	8,024
Unum Group	47,529	1,001
Ventas, Inc.	45,100	2,486

	Shares	Market Value (000)
Visa, Inc. Class A	79,000	$8,021
Vornado Realty Trust	29,114	2,238
Wells Fargo & Co.	817,749	22,537
Western Union Co.	98,585	1,800
XL Group PLC	50,668	1,002
Zions Bancorp.	30,453	496

		252,750

Health Care - 11.3%
Abbott Laboratories	240,806	13,541
Aetna, Inc.	58,950	2,487
Allergan, Inc.	47,392	4,158
AmerisourceBergen Corp.	41,786	1,554
Amgen, Inc.	123,745	7,946
Baxter International, Inc.	88,261	4,367
Becton Dickinson and Co.	34,097	2,548
Biogen Idec, Inc. (a)	37,631	4,141
Boston Scientific Corp. (a)	238,634	1,274
Bristol-Myers Squibb Co.	263,516	9,286
C.R. Bard, Inc.	13,497	1,154
Cardinal Health, Inc.	53,957	2,191
CareFusion Corp. (a)	33,878	861
Celgene Corp. (a)	69,218	4,679
Cerner Corp. (a)	23,100	1,415
CIGNA Corp.	43,496	1,827
Coventry Health Care, Inc. (a)	21,903	665
Covidien PLC	75,800	3,412
DaVita, Inc. (a)	14,600	1,107
Dentsply International, Inc.	20,800	728
Edwards Lifesciences Corp. (a)	17,800	1,258
Eli Lilly & Co.	159,075	6,611
Express Scripts, Inc. (a)	74,998	3,352
Forest Laboratories, Inc. (a)	43,802	1,325
Gilead Sciences, Inc. (a)	119,799	4,903
Hospira, Inc. (a)	25,303	768
Humana, Inc.	26,407	2,314
Intuitive Surgical, Inc. (a)	6,100	2,824
Johnson & Johnson	424,549	27,842
Laboratory Corp. of America Holdings (a)	15,822	1,360
Life Technologies Corp. (a)	27,887	1,085
McKesson Corp.	37,755	2,942
Mead Johnson Nutrition Co.	31,118	2,139
Medco Health Solutions, Inc. (a)	59,168	3,308
Medtronic, Inc.	164,878	6,307
Merck & Co., Inc.	476,970	17,982
Mylan, Inc. (a)	68,209	1,464
Patterson Cos., Inc.	12,894	381
Perrigo Co.	14,500	1,411
Pfizer, Inc.	1,199,411	25,955
Quest Diagnostics, Inc.	24,000	1,393
St. Jude Medical, Inc.	51,926	1,781

45

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

	Shares	Market Value (000)

Stryker Corp.	51,689	$2,570
Tenet Healthcare Corp. (a)	73,370	376
UnitedHealth Group, Inc.	166,196	8,423
Varian Medical Systems, Inc. (a)	18,160	1,219
Watson Pharmaceuticals, Inc. (a)	19,646	1,185
WellPoint, Inc.	55,438	3,673
Zimmer Holdings, Inc. (a)	28,552	1,525

		207,017

Industrials - 10.6%
3M Co.	110,172	9,004
Amphenol Corp. Class A	27,300	1,239
Avery Dennison Corp.	15,388	441
Boeing Co.	114,488	8,398
Caterpillar, Inc. CH Robinson Worldwide, Inc.	100,379 25,961	9,094 1,812
Cintas Corp.	17,588	612
Cooper Industries PLC	25,100	1,359
CSX Corp.	168,314	3,545
Cummins, Inc.	30,258	2,663
Danaher Corp.	88,272	4,152
Deere & Co.	64,337	4,977
Dover Corp.	28,195	1,637
Eaton Corp.	52,190	2,272
Emerson Electric Co.	116,248	5,416
Equifax, Inc.	17,983	697
Expeditors International Washington, Inc.	33,820	1,385
Fastenal Co.	46,500	2,028
FedEx Corp.	48,900	4,084
First Solar, Inc. (a)	8,070	272
Flir Systems, Inc.	23,500	589
Flowserve Corp.	8,400	834
Fluor Corp.	27,160	1,365
Fortune Brands Home & Security, Inc. (a)	1,145	20
General Dynamics Corp.	55,561	3,690
General Electric Co. (c)	1,642,433	29,416
Goodrich Corp.	19,745	2,442
Honeywell International, Inc.	120,781	6,564
Illinois Tool Works, Inc.	76,671	3,581
Ingersoll-Rand PLC	47,400	1,444
Iron Mountain, Inc.	28,100	866
Jacobs Engineering Group, Inc. (a)	20,400	828
Joy Global, Inc.	16,600	1,245
L-3 Communications Holdings, Inc.	15,703	1,047
Leggett & Platt, Inc.	20,398	470
Lockheed Martin Corp.	42,252	3,418
Masco Corp.	57,123	599
Norfolk Southern Corp.	53,455	3,895
Northrop Grumman Corp.	40,211	2,352
PACCAR, Inc.	57,774	2,165
Pall Corp.	17,409	995

	Shares	Market Value (000)
Parker-Hannifin Corp.	24,203	$1,846
Pitney Bowes, Inc.	29,727	551
Precision Castparts Corp.	22,107	3,643
Quanta Services, Inc. (a)	31,200	672
R.R. Donnelley & Sons Co.	29,609	427
Raytheon Co.	54,082	2,617
Republic Services, Inc.	49,903	1,375
Robert Half International, Inc.	23,440	667
Rockwell Automation, Inc.	22,205	1,629
Rockwell Collins, Inc.	24,531	1,358
Roper Industries, Inc.	15,000	1,303
Ryder System, Inc.	7,921	421
Southwest Airlines Co.	126,986	1,087
Stericycle, Inc. (a)	12,900	1,005
Textron, Inc.	40,939	757
Thermo Fisher Scientific, Inc. (a)	60,024	2,699
Tyco International, Ltd.	71,300	3,330
Union Pacific Corp.	75,368	7,985
United Parcel Service, Inc. Class B	150,546	11,018
United Technologies Corp.	141,278	10,326
W.W. Grainger, Inc.	9,669	1,810
Waste Management, Inc.	73,839	2,415
Xylem, Inc.	28,692	737

		192,590

Information Technology - 17.3%
Accenture PLC Class A	100,600	5,355
Adobe Systems, Inc. (a)	77,957	2,204
Advanced Micro Devices, Inc. (a)	84,086	454
Agilent Technologies, Inc. (a)	54,768	1,913
Akamai Technologies, Inc. (a)	27,324	882
Altera Corp.	50,454	1,872
Analog Devices, Inc.	47,569	1,702
AOL, Inc. (a)(c)	1	—
Apple, Inc. (a)	144,984	58,719
Applied Materials, Inc.	203,807	2,183
Autodesk, Inc. (a)	36,276	1,100
Automatic Data Processing, Inc.	75,517	4,079
BMC Software, Inc. (a)	26,221	860
Broadcom Corp. Class A (a)	75,359	2,213
CA, Inc.	58,299	1,178
Cisco Systems, Inc.	838,819	15,166
Citrix Systems, Inc. (a)	29,667	1,801
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,073
Computer Sciences Corp.	23,144	548
Corning, Inc.	241,176	3,130
Dell, Inc. (a)	238,350	3,487
Dun & Bradstreet Corp.	7,100	531
Electronic Arts, Inc. (a)	50,400	1,038
EMC Corp. (a)	318,884	6,869
F5 Networks, Inc. (a)	12,200	1,295

46

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

	Shares	Market Value (000)

Fidelity National Information
Services, Inc.	38,077	$1,012
Fiserv, Inc. (a)	22,752	1,336
Google, Inc. Class A (a)	39,390	25,442
Harris Corp.	19,000	685
Hewlett-Packard Co.	310,016	7,986
Intel Corp.	794,456	19,266
International Business Machines Corp.	183,942	33,823
Intuit, Inc.	46,463	2,443
Jabil Circuit, Inc.	27,551	542
Juniper Networks, Inc. (a)	83,793	1,710
KLA-Tencor Corp.	25,205	1,216
Lexmark International, Inc. Class A	10,042	332
Linear Technology Corp.	35,263	1,059
LSI Corp. (a)	89,162	530
Microchip Technology, Inc.	29,389	1,077
Micron Technology, Inc. (a)	161,462	1,016
Microsoft Corp. (c)	1,168,135	30,325
Molex, Inc.	19,805	473
Motorola Mobility Holdings, Inc. (a)	40,983	1,590
Motorola Solutions, Inc.	43,652	2,021
NetApp, Inc. (a)	58,157	2,109
Novellus Systems, Inc. (a)	9,830	406
NVIDIA Corp. (a)	93,456	1,295
Oracle Corp.	611,862	15,694
PerkinElmer, Inc.	15,618	312
QUALCOMM, Inc.	259,911	14,217
Red Hat, Inc. (a)	29,900	1,235
SAIC, Inc. (a)	42,900	527
Salesforce.com, Inc. (a)	21,200	2,151
SanDisk Corp. (a)	37,667	1,854
Symantec Corp. (a)	118,163	1,849
TE Connectivity, Ltd.	68,400	2,107
Teradata Corp. (a)	26,220	1,272
Teradyne, Inc. (a)	28,149	384
Texas Instruments, Inc.	180,199	5,246
VeriSign, Inc.	25,721	919
Waters Corp. (a)	13,765	1,019
Western Digital Corp. (a)	35,600	1,102
Xerox Corp.	223,001	1,775
Xilinx, Inc.	42,402	1,359
Yahoo!, Inc. (a)	193,619	3,123

		315,491

Materials - 3.5%
Air Products & Chemicals, Inc.	33,409	2,846
Airgas, Inc.	10,400	812
Alcoa, Inc.	168,749	1,460
Allegheny Technologies, Inc.	17,228	824
Ball Corp.	25,124	897
Bemis Co., Inc.	14,462	435

	Shares	Market Value (000)
CF Industries Holdings, Inc.	10,450	$1,515
Cliffs Natural Resources, Inc.	22,200	1,384
Dow Chemical Co.	183,628	5,281
E.I. Du Pont de Nemours & Co.	143,912	6,588
Eastman Chemical Co.	20,708	809
Ecolab, Inc.	45,866	2,652
FMC Corp.	10,700	921
Freeport-McMoRan Copper & Gold, Inc. Class B	147,904	5,441
International Flavors & Fragrances, Inc.	13,031	683
International Paper Co.	68,811	2,037
MeadWestvaco Corp.	26,720	800
Monsanto Co.	83,455	5,848
Mosaic Co.	43,800	2,209
Newmont Mining Corp.	77,106	4,627
Nucor Corp.	49,854	1,973
Owens-Illinois, Inc. (a)	24,000	465
Plum Creek Timber Co., Inc.	25,311	925
PPG Industries, Inc.	24,871	2,076
Praxair, Inc.	46,911	5,015
Sealed Air Corp.	22,792	392
Sherwin-Williams Co.	13,996	1,249
Sigma-Aldrich Corp.	18,934	1,183
Titanium Metals Corp.	10,800	162
United States Steel Corp.	21,478	568
Vulcan Materials Co.	18,961	746
Weyerhaeuser Co.	84,074	1,570

		64,393

Telecommunication Services - 3.1%
American Tower Corp. Class A	60,800	3,649
AT&T, Inc.	918,150	27,765
CenturyLink, Inc.	94,665	3,522
Frontier Communications Corp.	147,244	758
JDS Uniphase Corp. (a)	32,523	340
MetroPCS Communications, Inc. (a)	41,500	360
Sprint Nextel Corp. (a)	476,265	1,114
Verizon Communications, Inc.	438,166	17,579
Windstream Corp.	78,313	919

		56,006

Utilities - 3.7%
AES Corp. (a)	102,795	1,217
AGL Resources, Inc.	18,100	765
Ameren Corp.	37,560	1,244
American Electric Power Co., Inc.	73,952	3,055
CenterPoint Energy, Inc.	66,311	1,332
CMS Energy Corp.	37,956	838
Consolidated Edison, Inc.	45,952	2,850
Constellation Energy Group, Inc.	31,314	1,242
Dominion Resources, Inc.	88,362	4,690

47

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

	Shares	Market Value (000)

DTE Energy Co.	26,384	$1,437
Duke Energy Corp.	206,620	4,546
Edison International	51,319	2,125
Entergy Corp.	27,798	2,031
Exelon Corp.	102,821	4,459
FirstEnergy Corp.	65,722	2,911
Integrys Energy Group, Inc.	11,616	629
NextEra Energy, Inc.	64,921	3,952
NiSource, Inc.	41,982	1,000
Northeast Utilities	26,400	952
NRG Energy, Inc. (a)	36,700	665
Oneok, Inc.	16,100	1,396
Pepco Holdings, Inc.	34,700	704
PG&E Corp.	63,026	2,598
Pinnacle West Capital Corp.	16,160	779
PPL Corp.	88,475	2,603
Progress Energy, Inc.	46,181	2,587
Public Service Enterprise Group, Inc.	79,324	2,619
SCANA Corp.	17,700	798
Sempra Energy	37,386	2,056
Southern Co.	133,843	6,196
TECO Energy, Inc.	34,951	669
Wisconsin Energy Corp.	35,200	1,231
Xcel Energy, Inc.	76,351	2,110

		68,286

Total Common Stocks (cost $1,113,788)		1,776,334

Preferred Stock - 0.0%
Consumer Discretionary - 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)(b)(e)	242	—

Total Preferred Stock (cost $1)		—

	Par Amount
U.S. Government Securities - 0.1%
U.S. Treasury Bill (c)(f) 0.01% due 02/23/2012	$350,000	350
U.S. Treasury Bill (c)(f) 0.01% due 05/17/2012		110,000
U.S. Treasury Bill (c)(f) 0.00% due 01/12/2012	2,265,000	2,265
U.S. Treasury Bill (c)(f) 0.00% due 04/12/2012	400,000	400

Total U.S. Government Securities (Cost $3,125)		3,125

	Shares	Market Value (000)
Money Market Funds - 2.4%
AIM Short Term Investment Prime Portfolio	42,650,897	$42,651
Federated Money Market Obligations Trust	577,343	577

Total Money Market Funds (Cost $43,228)		43,228

Total Investments† - 99.8% (cost $1,160,142)		1,822,687

Other Assets in Excess of Liabilities - 0.2%		2,841

Net Assets - 100.0%		$1,825,528

†	See Note 2 of the Notes to Financial Statements.
PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures S&P 500 Financial Futures Contracts (long) Expiration Date 3/2012	786	$49,088	$139

Total unrealized appreciation on open futures contracts purchased			$139

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	All or part of this security has been designated as collateral for futures contracts.
(d)	Affiliated issuer. See table that follows for more information.
(e)	Amount is less than $1,000.
(f)	Rate represents annualized yield at date of purchase.

48

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2011

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/2010	Shares purchased for the twelve months ended 12/31/2011	Shares sold for the twelve months ended 12/31/2011	Number of shares held at 12/31/2011	Value at 12/31/2011 (000)	Income earned for the twelve months ended 12/31/2011 (000)	Realized loss on shares sold (000)
State Street Corp.	85,825	6,100	12,700	79,225	$3,194	$57	$(20)

See notes to financial statements.

49

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — December 31, 2011

Amounts in thousands
Assets
Investments in unaffiliated issuers at market value (identified cost $1,157,478)	$1,819,493
Investments in non-controlled affiliates at market value (identified cost $2,664) (Note 4)	3,194

Total investments at market value (identified cost $1,160,142)	1,822,687
Cash	4
Receivable for investment securities sold	312
Dividends and interest receivable	2,766

Total assets	1,825,769

Liabilities
Daily variation margin on futures contracts	180
Management fees (Note 4)	61

Total liabilities	241

Net Assets	$1,825,528

See notes to financial statements.

50	Statement of Assets and Liabilities

State Street Equity 500 Index Portfolio

Statement of Operations — Year Ended December 31, 2011

Amounts in thousands
Investment Income
Interest	$25
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $33)	38,773
Dividend income — non-controlled affiliated issuer	57

Total investment income	38,855

Expenses
Management fees (Note 4)	840

Total expenses	840

Net Investment Income	38,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	65,528
Investments — non-controlled affiliated issuer	(20)
Futures contracts	2,728

68,236

Net change in net unrealized appreciation (depreciation) on:
Investments	(60,247)
Futures contracts	(403)

(60,650)

Net realized and unrealized gain	7,586

Net Increase in Net Assets Resulting from Operations	$45,601

See notes to financial statements.

Statement of Operations	51

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

Amounts in thousands	For The Year Ended December 31, 2011	For The Year Ended December 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,015	$37,668
Net realized gain on investments and futures contracts	68,236	26,111
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(60,650)	214,085

Net increase in net assets from operations	45,601	277,864

Capital Transactions
Contributions	279,791	241,838
Withdrawals	(598,001)	(314,951)

Net decrease in net assets from capital transactions	(318,210)	(73,113)

Net Increase (Decrease) in Net Assets	(272,609)	204,751

Net Assets
Beginning of year	2,098,137	1,893,386

End of year	$1,825,528	$2,098,137

See notes to financial statements.

52	Statements of Changes in Net Assets

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,825,528	$2,098,137	$1,893,386	$1,522,208	$2,422,377
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.04%	1.99%	2.28%	2.30%	1.96%
Portfolio turnover rate (a)	15%	12%	19%	14%	12%
Total return (b)	2.03%	15.08%	26.50%	(37.02)%	5.49%

(a)	The portfolio turnover rate excludes in-kind security transactions.
(b)	Results represent past performance and are not indicative of future results.

See notes to financial statements.

Financial Highlights	53

State Street Equity 500 Index Portfolio

Notes to Financial Statements — December 31, 2011

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2011, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation

The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

54	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2011

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$1,776,332	$2		$—	$1,776,334
Preferred Stock	—	—	*	—	—	*
U.S. Government Securities	—	3,125		—	3,125
Money Market Funds	43,228	—		—	43,228

Total Investments	1,819,560	3,127		—	1,822,687
Other Assets:
Futures contracts	139	—		—	139

Total Assets	$1,819,699	$3,127		$—	$1,822,826

*	Fund held Level 2 securities that were valued at $0 at December 31, 2011.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2011, there were no transfers between levels.

Securities transactions, investment income and expenses — Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2011, the tax cost of investments was $1,315,634,901. The aggregate gross unrealized appreciation and gross unrealized depreciation was $579,830,424 and $72,778,052 respectively, resulting in net appreciation of $507,052,372 for all securities as computed on a federal income tax basis.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the

Notes to Financial Statements	55

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2011

Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2011:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$139	$139

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2011, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$2,728	$2,728

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(403)	$(403)

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended December 31, 2011, was $36,089,554.

Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

56	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2011

Subsequent Events: Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Securities Transactions

For the year ended December 31, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $277,424,267 and $455,596,021 respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2011 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

The Trust paid each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also paid each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses. Effective January 1, 2012, the Trust pays each Trustee an annual retainer of $100,000, meeting fees of $5,000 and telephonic meeting fees of $1,250.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	New Accounting Pronouncement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (International Financial Reporting Standards)”. The ASU changes certain fair value measurement principles and disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU 2011-04 will have on the Funds’ financial statements and related disclosures.

Notes to Financial Statements	57

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, of State Street Master Funds, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2012

58	Report of Independent Registered Public Accounting Firm

State Street Equity 500 Index Portfolio

General Information — December 31, 2011 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 17, 2011 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) convened a special telephonic meeting on October 19, 2011 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street Bank and Trust Company (“State Street”), which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.0 trillion in assets under management at September 30, 2011, including over $214.5 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of index products are exceptional. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

General Information	59

State Street Equity 500 Index Portfolio

General Information — December 31, 2011 (Unaudited), continued

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2011, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, including information as to changes in the methodologies from prior years, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had increased in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider the profitability of these relationships to the Adviser and State Street at next year’s renewal meeting.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these tended to be lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements to obtain third-party (non-proprietary research) services in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees approved the continuance of the Advisory Agreement.

60	General Information

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDENPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund, Inc.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1958 – 1997) Mr. Boyan retired in 1997. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1992 – 2007); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).
INTERESTED TRUSTEES**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Senior Managing Director, State Street Global Advisors (2006 – present).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; and Trustee, Select Sector SPDR Trust

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust. ** Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Trustees and Executive Officers	61

Trustees and Executive Officers (Unaudited) — continued

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1967	Vice President	Term: Indefinite Elected: 09/09	Senior Managing Director (1992 – present) and Chief Operating Officer (May 2010 – present), SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1964	Treasurer Assistant Treasurer	Term: Indefinite Vice President, State Street Bank and Trust Company (2002 – present).* Elected: 11/10 11/08 – 11/10
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present); Assistant Vice President, Eaton Vance Management (2005 – 2007).
Jacqueline Angell State Street Global Advisors and SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – present); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Counsel, State Street Bank and Trust Company (2005 – present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Assistant Counsel, BISYS Group, Inc. (2005 – 2007) (a financial services company).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present); Legal Analyst, Verizon Communications (2004 – 2007).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

62	Trustees and Executive Officers

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP 800

Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSGASP500FDAR

EQUITY FUNDS

Dynamic Small Cap Fund

(formerly, Small Cap Fund)

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Annual Report

August 31, 2012

SSgA Funds

Equity Funds

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

*	Effective October 1, 2012

President’s Letter	3

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SSgA

Dynamic Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller capitalization equity securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Dynamic Small Cap Fund
Period Ended 08/31/12	Total Return

1 Year	16.23%
5 Years	(2.08	)%+
10 Years	5.43	%+

Russell 2000® Index†
Period Ended 08/31/12	Total Return

1 Year	13.40%
5 Years	1.90	%+
10 Years	9.00	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Small Cap Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 3.38%.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

†

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

+	Annualized.

Small	company issues can be subject to increased volatility and considerable price fluctuation.
Performance	data reflects an expense limitation currently in effect, without which returns would have been lower.

See related Notes on following page.

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Dynamic Small Cap Fund (the “Fund”) seeks to maximize the total return through investment in equity securities. The Fund is benchmarked to the Russell 2000 Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 16.23%, and the total return for the Index was 13.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the year ended August 31, 2012, investors were strongly influenced by concerns about the global economy and headlines about the European sovereign debt crisis. Markets varied over the course of the Reporting Period, swinging with the ups and downs of news from Greece and other countries in the periphery of Europe. Additional pressure came from concern about stubbornly high unemployment and the mandatory spending and tax cuts coming in 2013, if Congress fails to act. In contrast, strong corporate earnings and the potential for action by the US Federal Reserve offered hope. During bouts of bad news during the Reporting Period, financials and economically sensitive sectors, such as industrials and materials, underperformed. More defensive sectors, such as healthcare, fared much better. In contrast, when euro zone news and US economic data improved, economically sensitive sectors and stocks exhibited strength.

The Fund performed well over the Reporting Period, driven by the strength of the Fund’s dynamic stock selection model, which systematically assesses the macro environment to determine the most desirable stock exposures. This was apparent in autumn 2011, when the Fund moved away from momentum stocks, which had become expensive. We moved exposures into higher-beta and higher-volatility stocks to gear for a sharp reversal to the upside that our model predicted. Higher-beta stocks performed relatively well over the subsequent six months, and we were well positioned for the change in market leadership as defensive stocks gave way to more economically sensitive stocks over this period. The Fund underperformed in the second calendar quarter of 2012, as our signal indicated we should place less emphasis on riskier stocks, while maintaining an exposure to cheaply valued companies. While directionally our model’s call was correct and investor sentiment shifted toward a more risk-averse stance over this time period, the shift in the Fund’s positioning to this new view was only modest so the overall portfolio underperformed. However, this position was further expressed in the final two months of the Reporting Period and started to bear fruit by finishing the Reporting Period with a very strong July and August.

On an individual security level, the top positive contributors to the Fund’s performance were Arctic Cat, Delek US Holdings, and Select Comfort. Arctic Cat rose during the Reporting Period, as the maker of recreational vehicles was aided by strong snowmobile sales and the anticipated launch of its new Wildcat ATV. Oil refiner Delek gained on the back of strong earnings. Mattress maker Select Comfort jumped as positive earnings surprises reflected its focus on retail channels versus wholesale.

On the negative side, top detractors to the Fund’s performance were GT Advanced Technologies, Meritor, and Twin Disc. GT Advanced Technologies, an equipment maker for solar and LED industries, dropped due to investors’ concerns over a slowdown in this market segment. Auto parts maker Meritor fell, driven partly by a slowdown in emerging market truck sales. Twin Disc, which makes equipment for transmission systems, retreated on slowing sales, particularly from the oil and gas segment.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,004.10	$1,018.85
Expenses Paid During Period*	$6.30	$6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Dynamic Small Cap Fund	7

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SSgA

Dynamic Small Cap Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 18.9%
1-800-Flowers.com, Inc. Class A (Æ)(Ñ)	759	3
AFC Enterprises, Inc. (Æ)	539	13
American Greetings Corp. Class A (Ñ)	3,110	45
ANN, Inc. (Æ)(Ñ)	1,875	67
Arctic Cat, Inc. (Æ)(Ñ)	1,015	44
Asbury Automotive Group, Inc. (Æ)(Ñ)	1,104	31
Ascena Retail Group, Inc. (Æ)(Ñ)	2,181	43
Belo Corp. Class A (Ñ)	963	7
Biglari Holdings, Inc. (Æ)(Ñ)	34	12
Blyth, Inc. (Ñ)	626	26
Bob Evans Farms, Inc. (Ñ)	955	38
Bridgepoint Education, Inc. (Æ)(Ñ)	1,511	15
Brown Shoe Co., Inc.	428	6
Cabela’s, Inc. (Æ)(Ñ)	1,264	61
CEC Entertainment, Inc. (Ñ)	1,196	36
Cheesecake Factory, Inc. (The) (Ñ)	1,685	56
Churchill Downs, Inc. (Ñ)	197	11
Coinstar, Inc. (Æ)(Ñ)	944	48
Conn’s, Inc. (Æ)(Ñ)	70	2
Cooper Tire & Rubber Co. (Ñ)	1,847	37
Core-Mark Holding Co., Inc.	127	6
Corinthian Colleges, Inc. (Æ)	4,366	9
Cracker Barrel Old Country Store, Inc. (Ñ)	798	50
CSS Industries, Inc. (Ñ)	564	11
Dana Holding Corp. (Ñ)	3,720	51
Denny’s Corp. (Æ)(Ñ)	2,600	13
Dillard’s, Inc. Class A (Ñ)	334	25
DineEquity, Inc. (Æ)(Ñ)	885	47
Einstein Noah Restaurant Group, Inc. (Ñ)	153	3
Express, Inc. (Æ)(Ñ)	1,542	24
Fred’s, Inc. Class A (Ñ)	1,631	22
Genesco, Inc. (Æ)(Ñ)	358	25
Grand Canyon Education, Inc. (Æ)(Ñ)	594	13
Group 1 Automotive, Inc. (Ñ)	929	51
Helen of Troy, Ltd. (Æ)	1,084	34
Hot Topic, Inc. (Ñ)	1,128	11
Interval Leisure Group, Inc.	588	11
Jones Group, Inc. (The)(Ñ)	3,908	50
Journal Communications, Inc. Class A (Æ)(Ñ)	1,887	10
Kirkland’s, Inc. (Æ)	69	1

	Principal Amount ($) or Shares	Market Value $
Lamar Advertising Co. Class A (Æ)(Ñ)	756	25
La-Z-Boy, Inc. (Æ)(Ñ)	2,496	34
LeapFrog Enterprises, Inc. Class A (Æ)	1,053	11
LIN TV Corp. Class A (Æ)(Ñ)	1,584	6
Luby’s, Inc. (Æ)(Ñ)	189	1
Marcus Corp.	784	10
Multimedia Games Holding Co., Inc. (Æ)	799	13
NACCO Industries, Inc. Class A (Ñ)	459	49
National CineMedia, Inc. (Ñ)	2,985	43
New York Times Co. (The) Class A (Æ)(Ñ)	5,906	54
Oxford Industries, Inc. (Ñ)	882	48
Papa John’s International, Inc. (Æ)(Ñ)	945	49
Penske Automotive Group, Inc. (Ñ)	1,941	52
Pier 1 Imports, Inc. (Ñ)	3,163	58
Pool Corp. (Ñ)	774	30
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	62	2
Regis Corp. (Ñ)	122	2
Rent-A-Center, Inc. Class A (Ñ)	1,084	38
RG Barry Corp. (Ñ)	189	3
rue21 inc (Æ)(Ñ)	300	8
Ruth’s Hospitality Group, Inc. (Æ)(Ñ)	3,500	21
Saga Communications, Inc. Class A (Æ)(Ñ)	65	3
Scholastic Corp. (Ñ)	1,349	41
Sealy Corp. (Æ)(Ñ)	1,110	2
Sinclair Broadcast Group, Inc. Class A (Ñ)	2,520	29
Skechers U.S.A., Inc. Class A (Æ)	456	10
Smith & Wesson Holding Corp. (Æ)(Ñ)	644	5
Sonic Automotive, Inc. Class A	2,545	45
Sonic Corp. (Æ)(Ñ)	648	6
Stage Stores, Inc.	305	7
Standard Motor Products, Inc. (Ñ)	533	9
Stewart Enterprises, Inc. Class A (Ñ)	853	6
Superior Industries International, Inc. (Ñ)	115	2
Texas Roadhouse, Inc. Class A (Ñ)	2,587	44
Thor Industries, Inc. (Ñ)	178	6
Town Sports International Holdings, Inc. (Æ)(Ñ)	90	1

Dynamic Small Cap Fund	9

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Valassis Communications, Inc. (Æ)(Ñ)	1,402	35
VOXX International Corp. Class A (Æ)(Ñ)	1,409	11
West Marine, Inc. (Æ)	95	1

		1,888

Consumer Staples - 5.8%
Alico, Inc. (Ñ)	295	9
Andersons, Inc. (The) (Ñ)	1,094	44
Cal-Maine Foods, Inc.	1,288	52
Casey’s General Stores, Inc. (Ñ)	1,164	66
Central Garden and Pet Co. Class A (Æ)	471	6
Coca-Cola Bottling Co. Consolidated (Ñ)	381	26
Darling International, Inc. (Æ)(Ñ)	3,634	60
Fresh Del Monte Produce, Inc.	361	9
Harbinger Group, Inc. (Æ)(Ñ)	430	4
J&J Snack Foods Corp.	141	8
Nash Finch Co. (Ñ)	433	8
Pantry, Inc. (The) (Æ)(Ñ)	996	14
Prestige Brands Holdings, Inc. (Æ)	3,292	53
Revlon, Inc. Class A (Æ)(Ñ)	136	2
Rite Aid Corp. (Æ)(Ñ)	32,481	39
Roundy’s, Inc. (Ñ)	182	1
Schiff Nutrition International, Inc. (Æ)(Ñ)	631	12
Spartan Stores, Inc. (Ñ)	500	8
Spectrum Brands Holdings, Inc.	1,252	46
Susser Holdings Corp. (Æ)	505	17
Universal Corp.	218	10
USANA Health Sciences, Inc. (Æ)(Ñ)	528	24
Village Super Market, Inc. Class A (Ñ)	330	11
Weis Markets, Inc. (Ñ)	1,123	47

		576

Energy - 4.9%
C&J Energy Services, Inc. (Æ)(Ñ)	2,594	52
Crosstex Energy, Inc. (Ñ)	3,516	44
Delek US Holdings, Inc.	2,286	60
Energy Partners, Ltd. (Æ)(Ñ)	2,406	41
Energy XXI Bermuda, Ltd. (Ñ)	2,175	72
Hallador Energy Co. (Ñ)	600	5
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	3,444	61
Parker Drilling Co. (Æ)(Ñ)	3,059	13

	Principal Amount ($) or Shares	Market Value $
REX American Resources Corp. (Æ)(Ñ)	73	1
Targa Resources Corp.	1,133	51
Vaalco Energy, Inc. (Æ)(Ñ)	2,723	20
Western Refining, Inc. (Ñ)	2,438	68

		488

Financials - 21.0%
Allied World Assurance Co. Holdings AG	286	23
American Assets Trust, Inc. (ö)	347	10
Ameris Bancorp (Æ)	2,063	25
Apollo Commercial Real Estate Finance, Inc. (Ñ)(ö)	583	10
Apollo Residential Mortgage, Inc.	436	9
Bancfirst Corp. (Ñ)	923	38
Bank Mutual Corp. (Ñ)	1,911	8
Bank of Kentucky Financial Corp.	93	2
Banner Corp.	1,753	42
BBCN Bancorp, Inc. (Æ)(Ñ)	191	2
Berkshire Hills Bancorp, Inc. (Ñ)	557	12
Calamos Asset Management, Inc. Class A	2,050	23
CBL & Associates Properties, Inc. (Ñ)(ö)	2,484	53
Chemical Financial Corp.	269	6
Chesapeake Lodging Trust (Ñ)(ö)	2,299	43
Citizens & Northern Corp. (Ñ)	1,246	24
Citizens Republic Bancorp, Inc. (Æ)(Ñ)	1,135	23
City Holding Co. (Ñ)	303	10
City National Corp. (Ñ)	412	21
CNO Financial Group, Inc. (Ñ)	7,774	69
CoBiz Financial, Inc. (Ñ)	324	2
Colony Financial, Inc. (Ñ)(ö)	332	6
Community Trust Bancorp, Inc. (Ñ)	212	7
Coresite Realty Corp. Class A (Ñ)(ö)	641	18
Credit Acceptance Corp. (Æ)(Ñ)	509	50
Diamond Hill Investment Group, Inc. (Ñ)	31	2
Duff & Phelps Corp. Class A (Ñ)	3,120	41
DuPont Fabros Technology, Inc. (ö)	1,091	30
Extra Space Storage, Inc. (ö)	72	3
FBL Financial Group, Inc. Class A (Ñ)	1,472	49
FelCor Lodging Trust, Inc. (Æ)(Ñ)(ö)	3,100	14
Financial Institutions, Inc.	1,622	28
First American Financial Corp.	3,625	70

10	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Community Bancshares, Inc. (Ñ)	82	1
First Defiance Financial Corp. (Ñ)	132	2
First Financial Holdings, Inc.	101	1
First Industrial Realty Trust, Inc. (Æ)(Ñ)(ö)	4,413	57
First Merchants Corp. (Ñ)	3,080	43
Fortegra Financial Corp. (Æ)(Ñ)	271	2
FXCM, Inc. Class A (Ñ)	1,523	13
Gain Capital Holdings, Inc.	721	3
German American Bancorp, Inc.	1,165	27
Hanmi Financial Corp. Class A (Æ)	2,798	35
HCC Insurance Holdings, Inc. (Ñ)	676	22
Heritage Commerce Corp. (Æ)(Ñ)	5,365	36
Heritage Financial Corp. (Ñ)	81	1
Horace Mann Educators Corp. (Ñ)	2,882	51
Hospitality Properties Trust (Ñ)(ö)	791	19
Independence Holding Co. (Ñ)	935	10
Kansas City Life Insurance Co.	70	3
LaSalle Hotel Properties (Ñ)(ö)	1,437	39
Lexington Realty Trust (ö)	1,123	11
LTC Properties, Inc. (ö)	694	23
MainSource Financial Group, Inc. (Ñ)	191	2
Manning & Napier, Inc. Class A (Ñ)	77	1
Marlin Business Services Corp. (Ñ)	78	1
Metro Bancorp, Inc. (Æ)	192	2
Mission West Properties, Inc. (ö)	1,996	18
Monmouth Real Estate Investment Corp. Class A (ö)	1,129	13
Montpelier Re Holdings, Ltd.	290	6
National Bankshares, Inc. (Ñ)	857	27
National Financial Partners Corp. (Æ)(Ñ)	3,295	49
National Western Life Insurance Co. Class A	17	2
Nicholas Financial, Inc. (Ñ)	169	2
Old National Bancorp (Ñ)	967	13
Omega Healthcare Investors, Inc. (ö)	1,059	26
One Liberty Properties, Inc. (ö)	61	1
Pennsylvania Real Estate Investment Trust (ö)	3,415	54
Peoples Bancorp, Inc. (Ñ)	129	3
Pinnacle Financial Partners, Inc. (Æ)(Ñ)	413	8
Primerica, Inc. (Ñ)	2,039	60
PrivateBancorp, Inc. Class A (Ñ)	1,411	23
Protective Life Corp. (Ñ)	763	22
PS Business Parks, Inc. (ö)	313	21

	Principal Amount ($) or Shares	Market Value $
Pzena Investment Management, Inc. Class A	260	1
Ramco-Gershenson Properties Trust (Ñ)(ö)	1,203	16
Renasant Corp. (Ñ)	352	7
Republic Bancorp, Inc. Class A (Ñ)	1,590	36
Sabra Health Care REIT, Inc. (ö)	3,004	58
Saul Centers, Inc. (ö)	305	13
SCBT Financial Corp.	163	7
Sovran Self Storage, Inc. (Ñ)(ö)	412	23
StellarOne Corp. (Ñ)	1,998	27
Stewart Information Services Corp. (Ñ)	1,160	23
Strategic Hotels & Resorts, Inc. (Æ)(Ñ)(ö)	3,996	24
Suffolk Bancorp (Æ)(Ñ)	1,233	19
Sunstone Hotel Investors, Inc. (Æ)(ö)	5,849	61
SWS Group, Inc. (Æ)(Ñ)	797	5
Symetra Financial Corp. (Ñ)	4,379	54
Synovus Financial Corp. (Ñ)	5,274	11
Territorial Bancorp, Inc.	54	1
UMH Properties, Inc. (Ñ)(ö)	204	2
Union First Market Bankshares Corp. (Ñ)	2,263	33
Universal Health Realty Income Trust (Ñ)(ö)	268	12
Universal Insurance Holdings, Inc. (Ñ)	4,082	14
Urstadt Biddle Properties, Inc. Class A (ö)	318	6
Virginia Commerce Bancorp, Inc. (Æ)	3,464	28
Virtus Investment Partners, Inc. (Æ)(Ñ)	248	21
Washington Banking Co.	2,148	29
WesBanco, Inc. (Ñ)	292	6
Wilshire Bancorp, Inc. (Æ)(Ñ)	469	3
Wintrust Financial Corp. (Ñ)	386	15
World Acceptance Corp. (Æ)(Ñ)	343	25

		2,106

Health Care - 9.5%
Akorn, Inc. (Æ)(Ñ)	2,112	29
Align Technology, Inc. (Æ)(Ñ)	1,759	60
Almost Family, Inc. (Æ)(Ñ)	720	16
Amedisys, Inc. (Æ)	2,279	32
Amsurg Corp. Class A (Æ)	1,876	55
Analogic Corp.	189	13

Dynamic Small Cap Fund	11

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Auxilium Pharmaceuticals, Inc. (Æ)	495	12
Bio-Reference Labs, Inc. (Æ)(Ñ)	470	12
Cambrex Corp. (Æ)	1,499	18
Cantel Medical Corp.	479	12
Chemed Corp. (Ñ)	886	59
Community Health Systems, Inc. (Æ)	878	24
CONMED Corp. (Ñ)	1,734	47
CryoLife, Inc. (Ñ)	1,154	6
Cynosure, Inc. Class A (Æ)	127	3
Ensign Group, Inc. (The)	427	13
Hanger, Inc. (Æ)	380	11
HealthSouth Corp. (Æ)(Ñ)	995	23
ICU Medical, Inc. (Æ)(Ñ)	149	8
Jazz Pharmaceuticals PLC (Æ)(Ñ)	520	24
MedAssets, Inc. (Æ)	789	13
Medidata Solutions, Inc. (Æ)(Ñ)	1,038	36
MWI Veterinary Supply, Inc. (Æ)	130	13
NuVasive, Inc. (Æ)(Ñ)	463	10
Obagi Medical Products, Inc. (Æ)(Ñ)	604	8
Orthofix International NV (Æ)	1,305	55
PAREXEL International Corp. (Æ)(Ñ)	1,455	42
PDL BioPharma, Inc.	1,294	10
PerkinElmer, Inc.	781	21
Pozen, Inc. (Æ)	178	1
Providence Service Corp. (The) (Æ)(Ñ)	867	10
RTI Biologics, Inc. (Æ)	2,580	10
Select Medical Holdings Corp. (Æ)(Ñ)	4,005	41
Skilled Healthcare Group, Inc. Class A (Æ)(Ñ)	300	2
Spectranetics Corp. (Æ)(Ñ)	218	3
SurModics, Inc. (Æ)	146	3
Team Health Holdings, Inc. (Æ)	2,045	58
Triple-S Management Corp. Class B (Æ)(Ñ)	1,273	26
WellCare Health Plans, Inc. (Æ)	1,113	63
West Pharmaceutical Services, Inc.	964	46
Young Innovations, Inc.	37	1

		949

Industrials - 19.1%
ABM Industries, Inc. (Ñ)	2,364	48
Actuant Corp. Class A (Ñ)	2,139	60
Acuity Brands, Inc. (Ñ)	1,105	71
Alamo Group, Inc. (Ñ)	265	8
Alaska Air Group, Inc. (Æ)(Ñ)	1,923	64

	Principal Amount ($) or Shares	Market Value $
Amerco, Inc. (Ñ)	506	47
Apogee Enterprises, Inc.	385	6
Argan, Inc. (Ñ)	419	7
Avis Budget Group, Inc. (Æ)(Ñ)	1,946	32
AZZ, Inc. (Ñ)	400	13
Barrett Business Services, Inc. (Ñ)	567	14
Beacon Roofing Supply, Inc. (Æ)(Ñ)	2,145	60
Brink’s Co. (The)	1,060	23
Cascade Corp. (Ñ)	489	24
CDI Corp. (Ñ)	434	7
Columbus McKinnon Corp. (Æ)	141	2
Corporate Executive Board Co. (The)	416	19
Courier Corp. (Ñ)	1,006	11
Deluxe Corp. (Ñ)	2,233	63
DXP Enterprises, Inc. (Æ)(Ñ)	1,178	54
EMCOR Group, Inc.	2,242	62
Encore Capital Group, Inc. (Æ)	586	16
EnerSys, Inc. (Æ)(Ñ)	1,710	64
Exponent, Inc. (Æ)	154	8
Flow International Corp. (Æ)(Ñ)	557	2
Franklin Electric Co., Inc. (Ñ)	549	30
GenCorp, Inc. (Æ)(Ñ)	1,377	12
Generac Holdings, Inc. (Ñ)	2,084	45
Granite Construction, Inc. (Ñ)	1,892	52
HNI Corp. (Ñ)	788	22
ICF International, Inc. (Æ)(Ñ)	771	17
InnerWorkings, Inc. (Æ)(Ñ)	1,052	13
Insperity, Inc. (Ñ)	1,669	41
Intersections, Inc. (Ñ)	908	10
JetBlue Airways Corp. (Æ)(Ñ)	11,605	57
Kadant, Inc. (Æ)	400	9
Kimball International, Inc. Class B (Ñ)	1,560	17
Landstar System, Inc. (Ñ)	398	19
LB Foster Co. Class A	434	14
Lennox International, Inc. (Ñ)	501	24
Marten Transport, Ltd. (Ñ)	102	2
Michael Baker Corp. (Æ)(Ñ)	449	11
Middleby Corp. (Æ)(Ñ)	607	70
Mine Safety Appliances Co. (Ñ)	52	2
Mueller Water Products, Inc. Class A (Ñ)	4,350	17
Navigant Consulting, Inc. (Æ)(Ñ)	3,604	40
NCI Building Systems, Inc. (Æ)(Ñ)	616	7
Old Dominion Freight Line, Inc. (Æ)	1,356	61
On Assignment, Inc. (Æ)(Ñ)	1,189	20
Oshkosh Corp. (Æ)(Ñ)	247	6
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,795	39

12	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Republic Airways Holdings, Inc. (Æ)(Ñ)	3,022	13
Roadrunner Transportation Systems, Inc. (Æ)	407	7
Saia, Inc. (Æ)	67	1
Seaboard Corp. (Æ)	4	8
Spirit Airlines, Inc. (Æ)(Ñ)	2,335	46
Standard Parking Corp. (Æ)(Ñ)	56	1
Standex International Corp. (Ñ)	437	19
Steelcase, Inc. Class A (Ñ)	899	9
Teledyne Technologies, Inc. (Æ)(Ñ)	1,055	68
Tennant Co. (Ñ)	288	12
Thermon Group Holdings, Inc. (Æ)	381	9
TMS International Corp. Class A (Æ)(Ñ)	92	1
Toro Co. (The) (Ñ)	608	23
Trimas Corp. (Æ)(Ñ)	2,121	46
TrueBlue, Inc. (Æ)	2,874	45
UniFirst Corp.	857	54
United Stationers, Inc. (Ñ)	442	11
Universal Forest Products, Inc.	559	21
URS Corp.	539	20
US Airways Group, Inc. (Æ)(Ñ)	2,612	28
US Ecology, Inc. (Ñ)	52	1
Valmont Industries, Inc. (Ñ)	181	23
VSE Corp. (Ñ)	92	2

		1,910

Information Technology - 12.4%
ACI Worldwide, Inc. (Æ)	54	2
Acxiom Corp. (Æ)	3,870	66
Amkor Technology, Inc. (Æ)(Ñ)	8,190	38
Ancestry.com, Inc. (Æ)(Ñ)	626	19
Blucora, Inc. (Æ)	919	14
CACI International, Inc. Class A (Æ)(Ñ)	958	51
Cadence Design Systems, Inc. (Æ)(Ñ)	1,905	25
Cardtronics, Inc. (Æ)(Ñ)	709	20
CSG Systems International, Inc. (Æ)(Ñ)	309	7
Deltek, Inc. (Æ)(Ñ)	980	13
Demand Media, Inc. (Æ)	1,155	12
DST Systems, Inc.	382	19
EarthLink, Inc. (Ñ)	6,534	44
Electro Rent Corp. (Ñ)	123	2
ePlus, Inc. (Æ)(Ñ)	300	10
Fair Isaac Corp. (Ñ)	1,453	62

	Principal Amount ($) or Shares	Market Value $
Global Cash Access Holdings, Inc. (Æ)(Ñ)	1,924	15
GSI Group, Inc. (Æ)(Ñ)	187	2
GT Advanced Technologies, Inc. (Æ)(Ñ)	6,394	37
Guidance Software, Inc. (Æ)(Ñ)	103	1
Heartland Payment Systems, Inc. (Ñ)	1,872	57
Insight Enterprises, Inc. (Æ)(Ñ)	2,405	43
Internap Network Services Corp. (Æ)(Ñ)	313	2
Lender Processing Services, Inc. (Ñ)	882	25
Littelfuse, Inc. (Ñ)	886	45
Manhattan Associates, Inc. (Æ)	1,125	57
Mentor Graphics Corp. (Æ)(Ñ)	3,865	64
Monotype Imaging Holdings, Inc.	148	2
Move, Inc. (Æ)	234	2
MTS Systems Corp.	994	51
Multi-Fineline Electronix, Inc. (Æ)	276	7
Netscout Systems, Inc. (Æ)	2,473	59
Perficient, Inc. (Æ)	188	2
Plexus Corp. (Æ)(Ñ)	1,595	48
QAD, Inc. Class A (Æ)(Ñ)	87	1
Sanmina-SCI Corp. (Æ)(Ñ)	4,617	40
SS&C Technologies Holdings, Inc. (Æ)	698	15
SYNNEX Corp. (Æ)(Ñ)	1,392	48
Tech Data Corp. (Æ)	416	20
Tyler Technologies, Inc. (Æ)	517	21
Ultimate Software Group, Inc. (Æ)(Ñ)	342	34
Unisys Corp. (Æ)(Ñ)	2,668	56
ValueClick, Inc. (Æ)(Ñ)	3,003	49
Verint Systems, Inc. (Æ)(Ñ)	655	19
Zygo Corp. (Æ)(Ñ)	600	12

		1,238

Materials - 6.4%
A Schulman, Inc. (Ñ)	1,916	47
AEP Industries, Inc. (Æ)	217	11
American Vanguard Corp. (Ñ)	799	24
Boise, Inc.	6,344	48
Cabot Corp. (Ñ)	494	17
Chemtura Corp. (Æ)	3,450	57
Domtar Corp.	255	18
Graphic Packaging Holding Co. (Æ)	9,438	53
HB Fuller Co. (Ñ)	1,825	55
Innospec, Inc. (Æ)	752	24
Kaiser Aluminum Corp. (Ñ)	179	10

Dynamic Small Cap Fund	13

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KMG Chemicals, Inc. (Ñ)	311	6
Koppers Holdings, Inc. (Ñ)	1,307	42
Landec Corp. (Æ)(Ñ)	928	9
Metals USA Holdings Corp. (Æ)	143	2
Minerals Technologies, Inc.	744	50
Myers Industries, Inc. (Ñ)	1,156	17
Neenah Paper, Inc. (Ñ)	752	21
Olin Corp. (Ñ)	107	2
PH Glatfelter Co. (Ñ)	3,225	54
PolyOne Corp. (Ñ)	1,501	24
Quaker Chemical Corp. (Ñ)	460	22
TPC Group, Inc. (Æ)	128	5
United States Lime & Minerals, Inc. (AE)(Ñ)	38	2
Wausau Paper Corp.	240	2
Worthington Industries, Inc. (Ñ)	1,153	24

		646

Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (Ñ)	245	9
USA Mobility, Inc.	457	5

		14

Utilities - 1.5%
American States Water Co. (Ñ)	396	17
Cleco Corp.	577	24
El Paso Electric Co.	538	18
MGE Energy, Inc. (Ñ)	345	17

	Principal Amount ($) or Shares	Market Value $
NorthWestern Corp.	501	18
Portland General Electric Co. (Ñ)	702	19
Southwest Gas Corp.	437	19
WGL Holdings, Inc. (Ñ)	475	18

		150

Total Common Stocks (cost $8,980)		9,965

Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	82,538	83

Total Short-Term Investments (cost $83)		83

Other Securities - 25.6%
State Street Navigator Securities Prime Lending Portfolio (X)	2,558,697	2,559

Total Other Securities (cost $2,559)		2,559

Total Investments - 126.0% (identified cost $11,622)		12,607

Other Assets and Liabilities, Net - (26.0%)		(2,600)

Net Assets - 100.0%		10,007

See accompanying notes which are an integral part of the financial statements.

14	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,888	$—	$—	$1,888	18.9
Consumer Staples	576	—	—	576	5.8
Energy	488	—	—	488	4.9
Financials	2,106	—	—	2,106	21.0
Health Care	949	—	—	949	9.5
Industrials	1,910	—	—	1,910	19.1
Information Technology	1,238	—	—	1,238	12.4
Materials	646	—	—	646	6.4
Telecommunication Services	14	—	—	14	0.1
Utilities	150	—	—	150	1.5
Short-Term Investments	83	—	—	83	0.8
Other Securities	—	2,559	—	2,559	25.6

Total Investments	$10,048	$2,559	$—	$12,607	126.0

Other Assets and Liabilities, Net					(26.0)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Dynamic Small Cap Fund	15

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SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones U.S. Select REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with a relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund
Period Ended 08/31/12	Total Return
1 Year	20.22%
5 Years	0.94	%+
10 Years	10.16	%+

Dow Jones U.S. Select REIT® Index® Index#
Period Ended 08/31/12	Total Return
1 Year	19.94%
5 Years	2.89	%+
10 Years	11.11	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Tuckerman Active REIT Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 1.26%.

See related Notes on following page.

Tuckerman Active REIT Fund	17

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Tuckerman Active REIT Fund (the “Fund”) seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts. The Fund is benchmarked to the Dow Jones U.S. Select REIT Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 20.22%, and the total return for the Index was 19.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the fourth quarter of the 2011 calendar year, the US REIT market made up for the previous quarter’s losses, supported by stable operating fundamentals for real estate and modest improvements in the US economy. So far in 2012, US REITS have performed strongly. Real estate’s tendency to perform relatively better in times of economic uncertainty and its relatively high yield attracted capital, propelling the market to new highs.

On an individual security level, the top positive contributors to the Fund’s performance were Extra Space Storage, LaSalle Hotel Properties, and Simon Property Group. During the Reporting Period, Extra Space Storage beat and raised its earnings guidance for four consecutive quarters. Transitional demand for self-storage space remained robust and rental rates rose for most of the Reporting Period. The firm’s effective balance sheet management allowed the company to grow by acquiring smaller self-storage operators or adding them to its management platform. In light of strong hotel operating fundamentals, LaSalle Hotel Properties continued to deliver solid performance from its high quality core portfolio. In addition, the firm’s management team made acquisitions that boosted earnings per share and increased its quarterly dividend. Simon Property Group, a blue-chip retail REIT, also repeatedly delivered positive earnings surprises and dividend raises over the last 12 months. Growing retail sales and retailers’ desire for a presence in high quality, well located malls played into Simon’s portfolio of malls. The firm made acquisitions in the US and abroad, including premium outlet assets that also continued to gain momentum with retailers.

The top negative contributors to the Fund’s performance were General Growth Properties, Vornado Realty Trust, and Equity Residential. The Fund did not hold a position in General Growth Properties during the Reporting Period, so the Fund’s performance relative to the Index was hurt by this lack. General Growth Properties’ performance was largely in line with other regional mall REITs for most of the year. However, in August 2012, the firm’s second largest shareholder requested that company consider the sale of the company to maximize shareholder value. This boosted the firm’s share price almost 10% in one day. Vornado, a diversified REIT with portfolio holdings in office and retail sectors, lagged during the Reporting Period, as its complicated operating model overshadowed mostly stable core portfolio performance. Weakness in some markets, such as Washington, D.C., coupled with lack of corporate transparency, also had a negative impact on the firm’s stock. The shares of Equity Residential were pressured by protracted, contentious bidding for a stake in Archstone, a privately held apartment REIT. Investor sentiment turned negative due to an arguably aggressive acquisition price and a potential need to raise equity to fund the purchase.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

#	The Dow Jones U.S. Select REIT® Index is a subset of the Dow Jones Americas Select RESI and includes only REITs and REIT-like securities.

+	Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

18	Tuckerman Active REIT Fund

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,104.90	$1,020.11
Expenses Paid During Period*	$5.29	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Tuckerman Active REIT Fund	19

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SSgA

Tuckerman Active REIT Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.0%
Apartments - 19.9%
AvalonBay Communities, Inc. (Ñ)(ö)	18,961	2,683
BRE Properties, Inc. Class A (Ñ)(ö)	23,579	1,177
Colonial Properties Trust (ö)	40,371	885
Equity Residential (Ñ)(ö)	55,831	3,372
Essex Property Trust, Inc. (Ñ)(ö)	9,267	1,408
Home Properties, Inc. (Ñ)(ö)	22,048	1,408
UDR, Inc. (ö)	56,823	1,435

		12,368

Diversified - 10.3%
Digital Realty Trust, Inc. (Ñ)(ö)	29,439	2,194
Duke Realty Corp. (ö)	62,301	903
STAG Industrial, Inc. (Ñ)(ö)	28,667	441
Vornado Realty Trust (ö)	35,388	2,872

		6,410

Healthcare - 14.8%
HCP, Inc. (ö)	64,348	2,951
Health Care REIT, Inc. (ö)	38,576	2,255
Healthcare Realty Trust, Inc. (Ñ)(ö)	26,046	632
Ventas, Inc. (ö)	51,127	3,348

		9,186

Hotels/Leisure - 2.9%
DiamondRock Hospitality Co. (Ñ)(ö)	60,370	581
Hersha Hospitality Trust Class A (Ñ)(ö)	93,065	463
Host Hotels & Resorts, Inc. (Ñ)(ö)	51,750	792

		1,836

Industrial - 4.9%
Prologis, Inc. (Ñ)(ö)	90,152	3,081

Office - 10.2%
Boston Properties, Inc. (Ñ)(ö)	30,909	3,466
Douglas Emmett, Inc. (Ñ)(ö)	47,499	1,139
SL Green Realty Corp. (Ñ)(ö)	21,214	1,710

		6,315

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 20.3%
Macerich Co. (The) (Ñ)(ö)	27,930	1,664
Simon Property Group, Inc. (ö)	54,566	8,659
Tanger Factory Outlet Centers (ö)	33,385	1,120
Taubman Centers, Inc. (ö)	14,880	1,191

		12,634

Shopping Centers - 7.2%
Acadia Realty Trust (Ñ)(ö)	31,382	781
Federal Realty Investment Trust (ö)	13,330	1,439
Kimco Realty Corp. (Ñ)(ö)	110,283	2,241

		4,461

Storage - 8.5%
Extra Space Storage, Inc. (ö)	40,538	1,383
Public Storage (ö)	26,752	3,894

		5,277

Total Common Stocks (cost $32,308)		61,568

Short-Term Investments - 0.9%
SSgA Prime Money Market Fund	538,339	538

Total Short-Term Investments (cost $538)		538

Other Securities - 19.3%
State Street Navigator Securities Prime Lending Portfolio(X)	11,984,819	11,985

Total Other Securities (cost $11,985)		11,985

Total Investments - 119.2% (identified cost $44,831)		74,091

Other Assets and Liabilities, Net - (19.2%)		(11,936)

Net Assets - 100.0%		62,155

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund	21

SSgA

Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Apartments	$12,368	$—	$—	$12,368	19.9
Diversified	6,410	—	—	6,410	10.3
Healthcare	9,186	—	—	9,186	14.8
Hotels/Leisure	1,836	—	—	1,836	2.9
Industrial	3,081	—	—	3,081	4.9
Office	6,315	—	—	6,315	10.2
Regional Malls	12,634	—	—	12,634	20.3
Shopping Centers	4,461	—	—	4,461	7.2
Storage	5,277	—	—	5,277	8.5
Short-Term Investments	538	—	—	538	0.9
Other Securities	—	11,985	—	11,985	19.3

Total Investments	$62,106	$11,985	$—	$74,091	119.2

Other Assets and Liabilities, Net					(19.2)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

22	Tuckerman Active REIT Fund

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing the majority of its net assets in equity securities of IAM companies.

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions, or are listed in the S&P 500® Index and have not been identified by IAMAW or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund’s investment strategy is driven by an investment process that manages portfolio exposure to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund
Period Ended 08/31/12	Total Return

1 Year	17.73%
5 Years	0.91	%+
10 Years	6.06	%+

Standard & Poor’s® 500 Composite Stock Index#
Period Ended 08/31/12	Total Return

1 Year	18.00%
5 Years	1.28	%+
10 Years	6.51	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the IAM SHARES Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 0.48%.

See related Notes on following page.

IAM SHARES Fund	23

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA IAM SHARES Fund (the “Fund”) seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions or have not been identified as having non-union sentiment. The Fund is benchmarked to the S&P 500 Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 17.73%, and the total return for the Index was 18.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

US stocks performed strongly during the Reporting Period, despite being hurt at times by concern about European sovereign debt. Actions by the Bank of England and the European Central Bank gave investors hope that the European spending crisis could be resolved. In the US, share prices responded positively to these actions as well as the US Federal Reserve’s decision to extend its Operation Twist economic stimulus through the end of 2012.

The Fund seeks to maximize returns primarily through investing in “union-friendly” companies. It is managed through a model-driven process that seeks to invest in this universe of companies while maintaining sufficient diversification. Through this quantitative process, the Fund seeks to mitigate some of the sector and fundamental characteristic tilts that are inherent in a “union-friendly” universe and bring them more in line with its underlying benchmark. It is managed in a manner similar to that of a passive product with no alpha-generating process explicitly employed.

The Fund invested in S&P 500 futures contracts to put to work the small amount of cash in the portfolio during the Reporting Period. The futures performance did not have a material impact on portfolio performance.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, ExxonMobil, and AT&T. Apple enjoyed a strong year, with surging revenues, improving gross margins, and increased product adoption of its popular iPad and iPhone lines. Exxon Mobil experienced a solid twelve months due to strengthening oil prices as well as diversification into higher growth energy projects. ATT benefited from increasing wireless revenues and wireless service profit margins.

The top negative contributors to the Fund’s performance were Hewlett-Packard, Halliburton, and Dell. Hewlett-Packard suffered from a number of issues, including the failure of a tablet computer launch, a large write-down related to its earlier acquisition of Electronic Data Systems, and declining PC sales. Halliburton suffered over the past year from fallout related to the BP/Macondo oil spill, the spike in guar gum prices, and the decline in natural gas prices, which hurt demand for oilfield services. Similar to Hewlett-Packard, Dell was hurt by the shift away from PCs to mobile devices, such as smartphones and tablets.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

#

The Standard & Poor’s® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

+	Annualized.

24	IAM SHARES Fund

SSgA

IAM SHARES Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,036.10	$1,022.57
Expenses Paid During Period*	$2.61	$2.59

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

IAM SHARES Fund	25

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Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.9%
Consumer Discretionary - 11.6%
Amazon.com, Inc. (Æ)	4,600	1,142
AutoNation, Inc. (Æ)(Ñ)	7,300	293
Bed Bath & Beyond, Inc. (Æ)	3,200	215
Best Buy Co., Inc. (Ñ)	3,925	70
BorgWarner, Inc. (Æ)(Ñ)	1,700	117
Brunswick Corp. (Ñ)	3,500	83
Cablevision Systems Corp. Class A (Ñ)	3,200	48
Carnival Corp. (Ñ)	4,300	149
CBS Corp. Class B	8,701	316
Coach, Inc. (Ñ)	11,376	661
Comcast Corp. Class A	42,966	1,441
Denny’s Corp. (Æ)(Ñ)	14,500	71
DIRECTV (Æ)	9,211	480
DR Horton, Inc. (Ñ)	3,900	74
Ethan Allen Interiors, Inc. (Ñ)	4,666	103
Family Dollar Stores, Inc.	2,400	153
Ford Motor Co. (Ñ)	52,943	494
Gannett Co., Inc. (Ñ)	6,000	92
Gap, Inc. (The)	5,400	193
GateHouse Media, Inc. Class A (Æ)	3,900	216
Genuine Parts Co. (Ñ)	2,800	177
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,300	52
H&R Block, Inc. (Ñ)	3,700	61
Hanesbrands, Inc. (Æ)(Ñ)	3,100	101
Harley-Davidson, Inc.	7,200	302
Home Depot, Inc. (Ñ)	22,400	1,271
JAKKS Pacific, Inc.	1,900	32
JC Penney Co., Inc. (Ñ)	2,500	65
Johnson Controls, Inc. (Ñ)	10,300	280
Kohl’s Corp. (Ñ)	4,100	214
Leggett & Platt, Inc. (Ñ)	7,900	188
Liberty Media Corp. - Interactive (Æ)	7,298	133
Liberty Ventures (Æ)	364	17
Lowe’s Cos., Inc.	16,600	473
Macy’s, Inc.	6,768	273
Marriott International, Inc. Class A (Ñ)	9,400	354
Matthews International Corp. Class A (Ñ)	3,000	90
McClatchy Co. (The) Class A (Æ)(Ñ)	15,070	24
McDonald’s Corp. (Ñ)	14,730	1,318
Meredith Corp. (Ñ)	4,900	160
Netflix, Inc. (Æ)(Ñ)	500	30
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	66

	Principal Amount ($) or Shares	Market Value $
Newell Rubbermaid, Inc. (Ñ)	10,100	181
News Corp. Class A	25,800	603
Nike, Inc. Class B	2,500	243
Nordstrom, Inc. (Ñ)	2,600	150
Omnicom Group, Inc. (Ñ)	3,200	164
Penske Automotive Group, Inc. (Ñ)	1,100	29
priceline.com, Inc. (Æ)	600	363
Sears Holdings Corp (Æ)(Ñ)	4,339	229
Sonic Automotive, Inc. Class A	4,700	84
Staples, Inc. (Ñ)	8,400	92
Starbucks Corp.	8,800	437
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	237
Target Corp.	10,900	699
Tiffany & Co. (Ñ)	6,000	372
Time Warner Cable, Inc. (Ñ)	3,963	352
Time Warner, Inc. (Ñ)	13,983	581
TripAdvisor, Inc. (Æ)(Ñ)	600	20
Viacom, Inc. Class B	7,901	395
Walt Disney Co. (The)	29,400	1,454
Washington Post Co. (The) Class B (Ñ)	321	113
Whirlpool Corp. (Ñ)	3,000	226
Wyndham Worldwide Corp.	2,360	123
Yum! Brands, Inc.	5,200	331

		19,570

Consumer Staples - 10.2%
Altria Group, Inc.	34,585	1,175
Archer-Daniels-Midland Co.	10,998	294
Arden Group, Inc. Class A (Ñ)	700	63
Avon Products, Inc. (Ñ)	1,400	22
Campbell Soup Co. (Ñ)	5,990	210
Church & Dwight Co., Inc. (Ñ)	3,200	175
Coca-Cola Co. (The)	63,350	2,369
Colgate-Palmolive Co.	3,700	393
ConAgra Foods, Inc.	9,900	249
Costco Wholesale Corp.	5,900	577
CVS Caremark Corp.	16,919	771
Dean Foods Co. (Æ)	4,700	77
Energizer Holdings, Inc. (Ñ)	400	28
Estee Lauder Cos., Inc. (The) Class A (Ñ)	200	12
General Mills, Inc.	100	4
JM Smucker Co. (The)	4,007	340
Katy Industries, Inc. (Æ)	5,900	2
Kellogg Co.	5,435	275
Kimberly-Clark Corp.	8,188	685
Kraft Foods, Inc. Class A	24,709	1,026

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Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kroger Co. (The)	15,300	341
Lorillard, Inc. (Ñ)	1,000	126
Mead Johnson Nutrition Co. Class A	2,522	185
PepsiCo, Inc. (Ñ)	22,338	1,618
Philip Morris International, Inc.	24,285	2,169
Procter & Gamble Co. (The)	41,621	2,797
Rite Aid Corp. (Æ)(Ñ)	25,600	30
Safeway, Inc. (Ñ)	11,100	174
SUPERVALU, Inc. (Ñ)	5,900	14
Sysco Corp. (Ñ)	10,400	315
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	83
Walgreen Co.	12,900	461
Whole Foods Market, Inc.	900	87

		17,147

Energy - 11.7%
Alpha Natural Resources, Inc. (Æ)(Ñ)	900	5
Anadarko Petroleum Corp.	6,400	443
Apache Corp.	4,900	420
Baker Hughes, Inc. (Ñ)	7,200	328
BP PLC - ADR	3,042	128
Cabot Oil & Gas Corp. (Ñ)	2,000	83
Cameron International Corp. (Æ)	4,400	241
Chesapeake Energy Corp. (Ñ)	8,300	161
Chevron Corp.	29,829	3,346
ConocoPhillips	23,777	1,350
CONSOL Energy, Inc. (Ñ)	1,100	33
Devon Energy Corp.	6,100	353
EOG Resources, Inc.	3,200	347
Exxon Mobil Corp.	74,780	6,528
Halliburton Co.	18,160	595
Hess Corp.	6,700	339
Kinder Morgan, Inc.	4,957	177
Lufkin Industries, Inc. (Ñ)	1,400	73
Marathon Oil Corp.	8,200	228
Marathon Petroleum Corp.	4,100	212
National Oilwell Varco, Inc.	4,400	347
Newfield Exploration Co. (Æ)	1,800	59
Noble Energy, Inc.	200	18
Occidental Petroleum Corp.	9,500	808
Peabody Energy Corp.	700	15
Phillips 66 Class W (Æ)	9,388	394
Pioneer Natural Resources Co. (Ñ)	600	58
Range Resources Corp. (Ñ)	1,600	104
Schlumberger, Ltd.	21,882	1,584
Southwestern Energy Co. (Æ)(Ñ)	4,700	146
Spectra Energy Corp.	8,398	237
Valero Energy Corp.	7,200	225
Williams Cos., Inc. (The)	7,800	252

	Principal Amount ($) or Shares	Market Value $
WPX Energy, Inc. (Æ)(Ñ)	2,800	44

		19,681

Financials - 12.9%
Aegon NV	8,256	42
Aflac, Inc.	6,500	300
Allstate Corp. (The) (Ñ)	7,100	265
American Express Co.	15,200	886
American Financial Group, Inc.	15,521	583
American International Group, Inc. (Æ)	3,103	107
American Tower Corp. Class A (ö)	4,900	345
Ameriprise Financial, Inc.	2,840	156
Aon PLC	4,700	244
AvalonBay Communities, Inc. (Ñ)(ö)	600	85
Bank of America Corp.	128,532	1,027
Bank of New York Mellon Corp. (The)	14,798	334
BB&T Corp.	7,500	237
Berkshire Hathaway, Inc. Class B (Æ)	19,600	1,653
BlackRock, Inc. Class A	400	71
Capital One Financial Corp.	6,661	377
Charles Schwab Corp. (The) (Ñ)	13,300	179
Chubb Corp. (The)	2,800	207
Citigroup, Inc.	38,610	1,147
CME Group, Inc. Class A	4,800	263
Comerica, Inc. (Ñ)	200	6
Discover Financial Services	6,550	254
E*Trade Financial Corp. (Æ)(Ñ)	1,170	10
Equity Residential (Ñ)(ö)	2,100	127
Fifth Third Bancorp (Ñ)	6,400	97
Franklin Resources, Inc. (Ñ)	1,800	211
Genworth Financial, Inc. Class A (Æ)	1,400	7
Goldman Sachs Group, Inc. (The) (Ñ)	6,300	666
Hartford Financial Services Group, Inc. (Ñ)	3,200	57
HCP, Inc. (ö)	1,400	64
Host Hotels & Resorts, Inc. (Ñ)(ö)	28,417	435
HSBC Holdings PLC - ADR	9,663	422
Hudson City Bancorp, Inc.	7,600	55
IntercontinentalExchange, Inc. (Æ)	1,100	150
Janus Capital Group, Inc. (Ñ)	14,987	131
JPMorgan Chase & Co.	48,234	1,791
KeyCorp	6,500	55
M&T Bank Corp. (Ñ)	1,600	139
Marsh & McLennan Cos., Inc.	7,500	256
MetLife, Inc.	11,099	379
Moody’s Corp. (Ñ)	3,000	119
Morgan Stanley	17,500	262

28	IAM SHARES Fund

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Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Northern Trust Corp. (Ñ)	3,400	158
NYSE Euronext	600	15
People’s United Financial, Inc. (Ñ)	5,700	68
Plum Creek Timber Co., Inc. (Ñ)	2,000	82
PNC Financial Services Group, Inc.	5,450	339
Potlatch Corp. (Ñ)(ö)	7,700	278
Principal Financial Group, Inc. (Ñ)	2,600	71
Progressive Corp. (The)	8,100	158
Prologis, Inc. (Ñ)(ö)	5,828	199
Prudential Financial, Inc.	6,400	349
Public Storage (ö)	1,700	247
Regions Financial Corp.	9,142	64
Simon Property Group, Inc. (ö)	3,271	519
SLM Corp.	6,300	99
SunTrust Banks, Inc. (Ñ)	3,500	88
T Rowe Price Group, Inc.	1,000	61
Travelers Cos., Inc. (The)	14,483	938
US Bancorp	22,812	762
Ventas, Inc. (Ñ)(ö)	3,633	238
Vornado Realty Trust (Ñ)(ö)	2,144	174
Wells Fargo & Co.	64,235	2,186
Weyerhaeuser Co. (ö)	14,290	356

		21,650

Health Care - 11.1%
Abbott Laboratories	20,100	1,317
Aetna, Inc.	5,700	219
Agilent Technologies, Inc.	4,142	154
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	2,000	214
Allergan, Inc.	3,900	336
Allied Healthcare Products (Æ)	1,100	3
Amgen, Inc.	7,961	668
Baxter International, Inc.	11,136	654
Biogen Idec, Inc. (Æ)	3,600	528
Boston Scientific Corp. (Æ)	17,863	97
Bristol-Myers Squibb Co.	20,688	683
Cardinal Health, Inc.	4,000	158
CareFusion Corp. (Æ)	2,000	53
Celgene Corp. (Æ)	6,100	439
Cerner Corp. (Æ)	500	37
Cigna Corp.	3,800	174
Coventry Health Care, Inc.	2,100	87
Edwards Lifesciences Corp. (Æ)	4,466	456
Eli Lilly & Co.	12,700	570
Express Scripts Holding Co. (Æ)	12,485	782
Forest Laboratories, Inc. (Æ)	3,800	132
Gilead Sciences, Inc. (Æ)	10,900	629
Hospira, Inc. (AE)	900	30
Humana, Inc.	2,000	140

	Principal Amount ($) or Shares	Market Value $
Intuitive Surgical, Inc. (Æ)(Ñ)	200	98
Johnson & Johnson (Ñ)	35,000	2,360
Life Technologies Corp. (Æ)(Ñ)	3,012	144
McKesson Corp.	3,600	314
Medtronic, Inc.	14,300	581
Merck & Co., Inc.	43,515	1,873
PerkinElmer, Inc.	4,700	128
Perrigo Co. (Ñ)	600	66
Pfizer, Inc.	96,373	2,300
St. Jude Medical, Inc.	4,300	162
STERIS Corp. (Ñ)	3,191	109
Stryker Corp.	4,100	218
Thermo Fisher Scientific, Inc.	5,800	333
UnitedHealth Group, Inc.	14,700	798
Watson Pharmaceuticals, Inc. Class B (Æ)	700	57
WellPoint, Inc.	5,800	347
Zimmer Holdings, Inc.	2,570	159

		18,607

Industrials - 12.0%
3M Co.	11,300	1,046
Actuant Corp. Class A (Ñ)	5,600	157
Alaska Air Group, Inc. (Æ)	1,600	54
Ametek, Inc.	7,200	247
Arkansas Best Corp. (Ñ)	1,600	15
Avery Dennison Corp. (Ñ)	1,900	59
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	30
AZZ, Inc. (Ñ)	1,600	51
Boeing Co. (The)	10,400	743
Caterpillar, Inc.	9,821	838
Cooper Industries PLC	700	51
CSX Corp. (Ñ)	24,900	559
Cummins, Inc.	3,700	359
Danaher Corp.	11,600	621
Deere & Co. (Ñ)	7,200	541
Dover Corp. (Ñ)	5,300	306
Eaton Corp. (Ñ)	7,600	340
Emerson Electric Co. (Ñ)	12,600	639
FedEx Corp.	3,100	272
Gardner Denver, Inc. (Ñ)	800	48
General Dynamics Corp.	5,710	374
General Electric Co.	146,821	3,041
Hexcel Corp. (Æ)(Ñ)	2,600	59
HNI Corp. (Ñ)	900	25
Honeywell International, Inc.	11,462	670
Illinois Tool Works, Inc.	8,608	510
Jacobs Engineering Group, Inc. (Æ)(Ñ)	2,800	111

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Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kansas City Southern (Ñ)	2,550	197
Koninklijke Philips Electronics NV	1,223	28
L-3 Communications Holdings, Inc. Class 3	2,500	176
Lockheed Martin Corp. (Ñ)	4,819	439
Manitowoc Co., Inc. (The)(Ñ)	2,300	30
Manpower, Inc.	2,100	78
Masco Corp. (Ñ)	14,300	202
Norfolk Southern Corp.	6,700	485
Northrop Grumman Corp.	4,796	321
PACCAR, Inc.	6,675	266
Parker Hannifin Corp. (Ñ)	3,000	240
Precision Castparts Corp.	2,500	403
Raytheon Co.	5,800	328
Republic Services, Inc. Class A	4,080	113
Rockwell Automation, Inc.	3,900	281
Rockwell Collins, Inc. (Ñ)	1,800	88
RR Donnelley & Sons Co. (Ñ)	5,700	63
Ryder System, Inc. (Ñ)	4,800	192
Siemens AG - ADR	200	19
Snap-on, Inc. (Ñ)	1,600	111
Southwest Airlines Co. (Ñ)	12,825	115
Stanley Black & Decker, Inc. (Ñ)	3,215	211
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	8
Terex Corp. (Æ)(Ñ)	1,800	40
Textron, Inc. (Ñ)	5,600	150
Toro Co. (The)	4,600	171
Union Pacific Corp.	8,500	1,032
United Continental Holdings, Inc. (Æ)(Ñ)	734	14
United Parcel Service, Inc. Class B	15,714	1,160
United Technologies Corp. (Æ)(Ñ)	13,500	1,078
US Airways Group, Inc. (Æ)(Ñ)	5,000	53
Valmont Industries, Inc.	300	38
Waste Management, Inc. (Ñ)	10,218	353
Watts Water Technologies, Inc. Class A(Ñ)	400	15

		20,264

Information Technology - 18.2%
Accenture PLC Class A	1,900	117
Adobe Systems, Inc. (Æ)	6,800	213
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	30
Akamai Technologies, Inc. (Æ)	400	15
Amphenol Corp. Class A	5,200	317
Analog Devices, Inc. (Ñ)	5,000	199
Apple, Inc.	11,900	7,916
Applied Materials, Inc.	17,300	202

	Principal Amount ($) or Shares	Market Value $
Autodesk, Inc. (Æ)(Ñ)	3,000	93
Automatic Data Processing, Inc.	6,300	366
Broadcom Corp. Class A (Æ)(Ñ)	5,850	208
CA, Inc.	4,400	115
Cisco Systems, Inc.	70,500	1,345
Cognizant Technology Solutions Corp. Class A (Æ)	700	45
Computer Sciences Corp. (Ñ)	4,845	156
Corning, Inc. (Ñ)	20,200	242
Dell, Inc.	21,300	226
Diebold, Inc. (Ñ)	2,300	75
eBay, Inc. (Æ)	14,700	698
Electronic Arts, Inc. (Æ)	4,700	63
EMC Corp. (Æ)	27,100	712
Energy Conversion Devices, Inc. (Æ)	36,400	1
F5 Networks, Inc. (Æ)	1,100	107
Google, Inc. Class A (Æ)	3,100	2,124
Hewlett-Packard Co.	28,532	482
Intel Corp.	66,700	1,656
International Business Machines Corp.	16,700	3,254
Juniper Networks, Inc. (Æ)	3,800	66
KLA-Tencor Corp.	2,100	108
Mastercard, Inc. Class A	1,300	550
Micron Technology, Inc. (Æ)	13,500	84
Microsoft Corp.	95,800	2,953
Motorola Solutions, Inc.	4,128	197
NetApp, Inc. (Æ)	4,500	155
NVIDIA Corp. (Æ)	1,900	27
Oracle Corp.	51,349	1,625
Paychex, Inc. (Ñ)	4,300	143
QUALCOMM, Inc.	20,700	1,272
Quantum Corp. (Æ)(Ñ)	14,000	22
Red Hat, Inc. (Æ)	400	22
Salesforce.com, Inc. (Æ)(Ñ)	1,200	174
Seagate Technology PLC (Ñ)	5,500	176
Symantec Corp. (Æ)	11,945	213
Teradata Corp. (Æ)	200	15
Texas Instruments, Inc.	16,700	485
Total System Services, Inc.	2,032	47
Visa, Inc. Class A	4,600	590
Western Digital Corp.	600	25
Western Union Co. (The)	7,736	136
Xerox Corp. (Ñ)	22,700	167
Xilinx, Inc. (Ñ)	4,800	163
Yahoo!, Inc. (Æ)	17,100	250

		30,642

30	IAM SHARES Fund

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Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	396
AK Steel Holding Corp. (Ñ)	5,800	30
Alcoa, Inc. (Ñ)	20,300	174
Allegheny Technologies, Inc.	3,300	98
AngloGold Ashanti, Ltd. - ADR	830	26
Ashland, Inc. (Ñ)	1,204	89
Ball Corp.	3,400	143
Bemis Co., Inc. (Ñ)	2,800	85
CF Industries Holdings, Inc.	400	83
Chemtura Corp. (Æ)	18	—	±
Cliffs Natural Resources, Inc. (Ñ)	600	22
Crown Holdings, Inc. (Æ)	3,400	123
Dow Chemical Co. (The)	16,788	492
Ecolab, Inc.	4,100	263
EI du Pont de Nemours & Co.	8,700	433
FMC Corp.	2,600	141
Freeport-McMoRan Copper & Gold, Inc.	9,552	345
International Paper Co.	11,073	383
Martin Marietta Materials, Inc. (Ñ)	1,500	115
MeadWestvaco Corp.	3,000	86
Monsanto Co.	5,100	444
Mosaic Co. (The)	1,100	64
Newmont Mining Corp.	5,700	289
Owens-Illinois, Inc. (Æ)	2,900	51
PPG Industries, Inc.	2,900	319
Schnitzer Steel Industries, Inc. Class A (Æ)	1,100	30
Sherwin-Williams Co. (The)	3,500	501
Sigma-Aldrich Corp. (Ñ)	2,300	163
Vulcan Materials Co. (Ñ)	3,600	140

		5,528

Telecommunication Services - 3.2%
AT&T, Inc.	81,781	2,996
CenturyLink, Inc. (Ñ)	7,665	324
Frontier Communications Corp. (Ñ)	9,906	46
MetroPCS Communications, Inc. (Æ)	1,800	18
Sprint Nextel Corp. (Æ)	36,389	176
Verizon Communications, Inc.	41,272	1,772

		5,332

Utilities - 2.7%
AES Corp. (The)	8,800	100
Ameren Corp.	3,000	98
American Electric Power Co., Inc.	5,300	228
Consolidated Edison, Inc.	3,700	224
Dominion Resources, Inc. (Ñ)	8,400	441

	Principal Amount ($) or Shares	Market Value $
Duke Energy Corp.	7,020	455
Edison International	4,500	197
Entergy Corp.	2,400	163
Exelon Corp.	11,590	423
FirstEnergy Corp.	4,200	183
NextEra Energy, Inc.	5,600	377
PG&E Corp.	5,300	230
PPL Corp. (Ñ)	6,400	188
Public Service Enterprise Group, Inc.	7,000	222
Sempra Energy	3,300	218
Southern Co.	12,200	553
Wisconsin Energy Corp. (Ñ)	3,500	133
Xcel Energy, Inc.	4,000	112

		4,545

Total Common Stocks (cost $124,941)		162,966

Warrants & Rights - 0.0%
United States - 0.0%
Liberty Ventures 2049 Rights (Æ)	122	—	±

Total Warrants & Rights (cost $1)		—	±

Short-Term Investments - 2.9%
SSgA Prime Money Market Fund	4,568,189	4,568
United States Treasury Bills
0.080% due 09/06/12 (ç)(ÿ)(§)	323	323

Total Short-Term Investments (cost $4,891)		4,891

Other Securities - 9.0%
State Street Navigator Securities Prime Lending Portfolio(X)	15,153,582	15,154

Total Other Securities (cost $15,154)		15,154

Total Investments - 108.8% (identified cost $144,987)		183,011

Other Assets and Liabilities, Net - (8.8%)		(14,822)

Net Assets - 100.0%		168,189

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	31

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IAM SHARES Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	14	USD	4,918	09/12	291

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					291

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,570	$—	$—	$19,570	11.6
Consumer Staples	17,147	—	—	17,147	10.2
Energy	19,681	—	—	19,681	11.7
Financials	21,650	—	—	21,650	12.9
Health Care	18,607	—	—	18,607	11.1
Industrials	20,264	—	—	20,264	12.0
Information Technology	30,642	—	—	30,642	18.2
Materials	5,528	—	—	5,528	3.3
Telecommunication Services	5,332	—	—	5,332	3.2
Utilities	4,545	—	—	4,545	2.7
Warrants & Rights	—	—	—	—	—	*
Short-Term Investments	4,568	323	—	4,891	2.9
Other Securities	—	15,154	—	15,154	9.0

Total Investments	167,534	15,477	—	183,011	108.8

Other Assets and Liabilities, Net					(8.8)

					100.0

Other Financial Instruments
Futures Contracts	291	—	—	291	0.2

Total Other Financial Instruments**	$291	$—	$—	$291

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

32	IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective: The Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

Invests in: At least 80% of total assets will be invested in small capitalization equity securities, such as common stocks, issued by companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

Strategy: The Fund attempts to create a portfolio with similar characteristics to the benchmark with potential to provide excess returns by allowing the fund to hold a portion, but not all of the securities in the Russell 2000 Index.

Enhanced Small Cap Fund
Period Ended 08/31/12	Total Return

1 Year	14.76%
5 Years	1.09	%+
Inception	4.10	%+

Russell 2000® Index#
Period Ended 08/31/12	Total Return

1 Year	13.40%
5 Years	1.90	%+
Inception	5.11	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Enhanced Small Cap Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 1.44%.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	The Fund commenced operations on March 22, 2005. Index comparison also began on March 22, 2005.

#

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

+	Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

See related Notes on following page.

Enhanced Small Cap Fund	33

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Enhanced Small Cap Fund (the “Fund”) seeks to maximize total return through investment primarily in small capitalization equity securities. The Fund is benchmarked to the Russell 2000 Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 14.76%, and the total return for the Index was 13.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

For the Reporting Period, US small cap stock investors generally favored the market’s less volatile segments, such as healthcare and financials stocks, over more volatile segments such as energy and materials stocks. However, because the Fund does not take meaningful active positions at the sector level, sector allocations do not strongly influence the Fund’s performance relative to the Russell 2000 Index. Instead, stock selection within sectors and across the Russell 2000 Index is the primary driver of relative performance.

The Fund’s investment process favors stocks of higher quality companies with attractive growth characteristics that also appear reasonably valued and are experiencing positive investor sentiment. During the Reporting Period, this stock selection technique successfully identified outperforming and underperforming stocks, which benefited the Fund. Over the Reporting Period, stock selection added value in all sectors except consumer discretionary and telecommunication services. Stock selection was most successful within the financials and energy sectors.

Most of factors used in the stock selection process were successful at differentiating between outperforming and underperforming stocks during the Reporting Period. The way the process took advantage of positive sentiment was to favor stocks with low levels of short interest. These stocks outperformed, particularly during the weaker market environments of September 2011 and in the second quarter of 2012. As a result, this stock selection technique helped performance. The Fund took advantage of growth perspective, by seeking out stocks of companies with financial performance that was improving in terms of fundamentals such as return on assets, changes in leverage, and changes in asset turnover. The Fund benefited as investors supported higher quality companies with the best prospects for growth during the Reporting Period’s bouts of uncertainty and volatility. In addition, heightened market volatility has depressed some stock prices relative to their fundamentals, providing disciplined investors with opportunities for attractive buys. While cheaper stocks tended to underperform during market declines in recent years, they have generally outperformed the market during environments where risk appetite is higher. Valuation stock selection techniques contributed positively to the Fund’s relative performance during the Reporting Period, particularly in late 2011 and early 2012.

During the Reporting Period the Fund invested in index futures to equitize cash. The impact was not considered material to the Fund.

On an individual security level, the top positive contributors to the Fund’s performance relative to the Index were Papa John’s, Par Pharmaceutical Companies, and OSI Systems. Papa John’s rose, fueled by favorable earnings and reports of strong global restaurant and comparable-sales growth. Par Pharmaceuticals Companies jumped as it was acquired by TPG Capital LP. OSI Systems, a provider of specialized electronics and services, returned 90% after recording strong financial results and major new business wins for its Security Division’s screening solutions. The top negative contributors to the Fund’s performance were Office Depot, GT Advanced Technologies, and Bill Barrett Corporation. Office Depot fell on weak sales results from its North American Retail Division. GT Advanced Technologies, which provides technology materials for the solar industry, fell after delivering weaker-than-expected earnings. Oil and gas operator Bill Barrett Corporation slid as the firm’s exposure to weak natural gas prices weighed on analysts’ outlook for the stock.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

34	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000 .00
Ending Account Value August 31, 2012	$1,007.90	$1,021 .37
Expenses Paid During Period*	$3 .79	$3 .81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund	35

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SSgA

Enhanced Small Cap Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 14.4%
1-800-Flowers.com, Inc. Class A (Æ)	12,022	43
Aeropostale, Inc. (Æ)	940	13
American Axle & Manufacturing Holdings, Inc. (Æ)	1,593	18
American Greetings Corp. Class A	1,985	29
Arctic Cat, Inc. (Æ)	299	13
bebe stores inc	492	3
Belo Corp. Class A	2,126	15
Biglari Holdings, Inc. (Æ)	249	87
Blyth, Inc.	900	38
Bob Evans Farms, Inc.	72	3
Body Central Corp. (Æ)	175	1
Brown Shoe Co., Inc.	771	12
Brunswick Corp.	156	4
Carmike Cinemas, Inc. (Æ)	1,450	17
Cato Corp. (The) Class A	1,556	46
CEC Entertainment, Inc.	598	18
Children’s Place Retail Stores, Inc. (The) (Æ)	458	26
Churchill Downs, Inc.	647	37
Coinstar, Inc. (Æ)	509	26
Cooper Tire & Rubber Co.	7,297	146
Corinthian Colleges, Inc. (Æ)	12,167	25
Crocs, Inc. (Æ)	2,067	36
CSS Industries, Inc.	468	9
Dana Holding Corp.	6,549	89
Denny’s Corp. (Æ)	27,972	137
Destination Maternity Corp.	1,745	32
Domino’s Pizza, Inc.	3,272	116
Einstein Noah Restaurant Group, Inc.	967	17
EW Scripps Co. Class A (Æ)	3,411	35
Express, Inc. (Æ)	5,108	80
Finish Line, Inc. (The) Class A	4,716	108
Flexsteel Industries, Inc.	200	4
Gerber Scientific, Inc. (Æ)	600	—	±
Grand Canyon Education, Inc. (Æ)	3,882	82
Hillenbrand, Inc.	5,228	95
Hot Topic, Inc.	10,557	100
Hovnanian Enterprises, Inc. Class A (Æ)	2,600	8
HSN, Inc.	2,176	98
Iconix Brand Group, Inc. (Æ)	1,797	34
Interval Leisure Group, Inc.	2,036	38
JAKKS Pacific, Inc.	1,042	17

	Principal Amount ($) or Shares	Market Value $
Journal Communications, Inc. Class A (Æ)	1,100	6
KB Home	281	3
Kirkland’s, Inc. (Æ)	198	2
La-Z-Boy, Inc. (Æ)	3,133	43
LeapFrog Enterprises, Inc. Class A (Æ)	5,706	62
Libbey, Inc. (Æ)	1,113	16
Lifetime Brands, Inc.	770	8
LIN TV Corp. Class A (Æ)	1,345	5
Lions Gate Entertainment Corp. (Æ)	197	3
Lithia Motors, Inc. Class A	100	3
Modine Manufacturing Co. (Æ)	11,330	79
Movado Group, Inc.	458	16
Multimedia Games Holding Co., Inc. (Æ)	3,453	54
NACCO Industries, Inc. Class A	896	95
National CineMedia, Inc.	262	4
Office Depot, Inc. (Æ)	57,335	88
Orbitz Worldwide, Inc. (Æ)	6,302	18
Oxford Industries, Inc.	1,337	73
Papa John’s International, Inc. (Æ)	2,758	142
Pier 1 Imports, Inc.	9,175	169
Red Robin Gourmet Burgers, Inc. (Æ)	87	3
Rent-A-Center, Inc. Class A	4,528	160
RG Barry Corp.	203	3
Scholastic Corp.	2,051	63
Scientific Games Corp. Class A (Æ)	4,824	35
Select Comfort Corp. (Æ)	119	3
Shuffle Master, Inc. (Æ)	2,186	33
Sinclair Broadcast Group, Inc. Class A	7,823	90
Six Flags Entertainment Corp.	752	41
Smith & Wesson Holding Corp. (Æ)	9,647	78
Sonic Corp. (Æ)	4,177	39
Spartan Motors, Inc.	655	3
Stage Stores, Inc.	5,758	123
Standard Motor Products, Inc.	1,679	30
Stewart Enterprises, Inc. Class A	9,852	72
Sturm Ruger & Co., Inc.	72	3
Systemax, Inc. (Æ)	1,192	14
Texas Roadhouse, Inc. Class A	870	15
Tower International, Inc. (Æ)	232	2
Town Sports International Holdings, Inc. (Æ)	9,806	128
Valassis Communications, Inc. (Æ)	4,493	113

Enhanced Small Cap Fund	37

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

VOXX International Corp. Class A (Æ)	274	2
Warnaco Group, Inc. (The) (Æ)	2,292	118
Wet Seal, Inc. (The) Class A (Æ)	23,799	69
Wolverine World Wide, Inc.	822	39

		3,923

Consumer Staples - 3.6%
Cal-Maine Foods, Inc.	701	28
Darling International, Inc. (Æ)	7,451	124
Elizabeth Arden, Inc. (Æ)	1,598	74
Fresh Del Monte Produce, Inc.	4,720	117
Harbinger Group, Inc. (Æ)	1,469	12
Harris Teeter Supermarkets, Inc.	1,272	50
Inventure Foods, Inc. (Æ)	1,103	7
J&J Snack Foods Corp.	394	22
John B Sanfilippo & Son, Inc. (Æ)	1,000	15
Medifast, Inc. (Æ)	902	25
Nash Finch Co.	1,374	27
Nutraceutical International Corp. (Æ)	200	3
Omega Protein Corp. (Æ)	400	3
Orchids Paper Products Co.	154	3
Pantry, Inc. (The) (Æ)	1,036	15
Revlon, Inc. Class A (Æ)	1,421	19
Rite Aid Corp. (Æ)	96,590	115
Spartan Stores, Inc.	220	3
Spectrum Brands Holdings, Inc.	81	3
Susser Holdings Corp. (Æ)	1,551	53
Universal Corp.	2,935	139
Village Super Market, Inc. Class A	3,050	102
Weis Markets, Inc.	200	8

		967

Energy - 6.2%
Adams Resources & Energy, Inc.	200	7
Alon USA Energy, Inc.	3,693	51
Basic Energy Services, Inc. (Æ)	1,268	14
Berry Petroleum Co. Class A	527	19
Bonanza Creek Energy, Inc. (Æ)	3,005	60
Bristow Group, Inc.	519	24
Callon Petroleum Co. (Æ)	1,002	6
Contango Oil & Gas Co. (Æ)	2,295	127
Crimson Exploration, Inc. (Æ)	563	3
Crosstex Energy, Inc.	3,369	42
CVR Energy, Inc. (Æ)	337	10
Delek US Holdings, Inc.	4,022	106
Energy Partners, Ltd. (Æ)	7,574	130
Energy XXI Bermuda, Ltd.	368	12

	Principal Amount ($) or Shares	Market Value $
Global Geophysical Services, Inc. (Æ)	2,969	14
Goodrich Petroleum Corp. (Æ)	290	4
Gulfport Energy Corp. (Æ)	121	3
Helix Energy Solutions Group, Inc. (Æ)	9,193	162
ION Geophysical Corp. (Æ)	489	3
Matrix Service Co. (Æ)	535	6
Mitcham Industries, Inc. (Æ)	1,250	19
Natural Gas Services Group, Inc. (Æ)	200	3
Parker Drilling Co. (Æ)	28,877	120
PDC Energy, Inc. (Æ)	845	24
Petroquest Energy, Inc. (Æ)	3,179	20
Pioneer Energy Services Corp. (Æ)	5,447	42
Renewable Energy Group, Inc. (Æ)	365	2
REX American Resources Corp. (Æ)	6,220	108
Stone Energy Corp. (Æ)	5,793	136
Tesco Corp. (Æ)	700	7
TETRA Technologies, Inc. (Æ)	6,924	44
TGC Industries, Inc. (Æ)	1,100	7
Union Drilling, Inc. (Æ)	1,759	8
Vaalco Energy, Inc. (Æ)	6,582	49
W&T Offshore, Inc.	4,987	86
Warren Resources, Inc. (Æ)	10,053	29
Western Refining, Inc.	5,667	158
Willbros Group, Inc. (Æ)	1,591	8
ZaZa Energy Corp. (Æ)	5,021	15

		1,688

Financials - 21.4%
1st Source Corp.	2,180	50
AG Mortgage Investment Trust, Inc. (ö)	1,424	34
Alexander’s, Inc. (ö)	51	23
Alliance Financial Corp.	100	4
Alterra Capital Holdings, Ltd.	127	3
American Assets Trust, Inc. (ö)	2,435	66
Anworth Mortgage Asset Corp. (ö)	16,413	113
Apollo Commercial Real Estate Finance, Inc. (ö)	160	3
Apollo Investment Corp.	3,057	24
Apollo Residential Mortgage, Inc.	3,803	78
Argo Group International Holdings, Ltd.	1,836	54
ARMOUR Residential REIT, Inc. (ö)	19,381	145
Associated Estates Realty Corp. (ö)	3,906	59

38	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bancfirst Corp.	190	8
Banco Latinoamericano de Comercio Exterior SA Class E	3,408	72
Bancorp, Inc. (Æ)	1,631	16
Bank of Marin Bancorp	53	2
Banner Corp.	1,190	29
BBCN Bancorp, Inc. (Æ)	5,311	66
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. Class A	1,916	9
BlackRock Kelso Capital Corp.	477	5
Bryn Mawr Bank Corp.	100	2
Capstead Mortgage Corp. (ö)	7,406	106
Cardinal Financial Corp.	965	12
Cathay General Bancorp	2,126	35
Chatham Lodging Trust (ö)	200	3
Chemical Financial Corp.	742	17
Citizens Republic Bancorp, Inc. (Æ)	1,987	41
City Holding Co.	728	25
Clifton Savings Bancorp, Inc.	253	2
CNO Financial Group, Inc.	5,848	52
Colonial Properties Trust (ö)	1,029	22
Colony Financial, Inc. (ö)	2,073	40
Community Trust Bancorp, Inc.	78	3
Coresite Realty Corp. Class A (ö)	105	3
Cousins Properties, Inc. (ö)	7,094	57
Credit Acceptance Corp. (Æ)	850	84
CreXus Investment Corp. (ö)	12,318	127
CYS Investments, Inc. (ö)	1,100	16
DiamondRock Hospitality Co. (ö)	246	2
Doral Financial Corp. (Æ)	8,240	9
Eagle Bancorp, Inc. (Æ)	280	5
Education Realty Trust, Inc. Class A (ö)	5,049	58
Enterprise Financial Services Corp.	228	3
Ezcorp, Inc. Class A (Æ)	3,365	76
FBR & Co. (Æ)	2,700	8
FelCor Lodging Trust, Inc. (Æ)(ö)	10,594	49
Fifth Street Finance Corp.	410	4
Financial Institutions, Inc.	153	3
First American Financial Corp.	1,512	29
First Bancorp	1,000	10
First BanCorp (Æ)	1,389	5
First Commonwealth Financial Corp.	11,062	77
First Community Bancshares, Inc.	1,222	18
First Financial Corp.	520	16
First Financial Holdings, Inc.	4,295	55
First Midwest Bancorp, Inc.	11,805	139

	Principal Amount ($) or Shares	Market Value $
First Potomac Realty Trust (ö)	408	5
Firsthand Technology Value Fund, Inc.	140	2
Flagstone Reinsurance Holdings SA	2,763	24
Flushing Financial Corp.	1,375	21
FNB Corp.	5,699	62
FNB United Corp. (Æ)	421	5
GFI Group, Inc.	8,141	23
Gladstone Capital Corp.	700	6
Gladstone Investment Corp.	700	5
Glimcher Realty Trust (ö)	1,717	18
Hanmi Financial Corp. Class A (Æ)	1,839	23
Hercules Technology Growth Capital, Inc.	3,671	41
Heritage Oaks Bancorp (Æ)	485	3
Hersha Hospitality Trust Class A (ö)	9,876	49
Home BancShares, Inc.	739	23
Home Federal Bancorp, Inc.	23	—	±
Home Loan Servicing Solutions, Ltd.	199	3
Horace Mann Educators Corp.	1,302	23
Horizon Technology Finance Corp.	358	6
ICG Group, Inc. (Æ)	1,355	12
International Bancshares Corp.	2,625	48
Invesco Mortgage Capital, Inc. (ö)	5,712	117
Investment Technology Group, Inc. (Æ)	9,803	83
Investors Bancorp, Inc. (Æ)	1,668	29
KCAP Financial, Inc.	1,359	12
Kite Realty Group Trust (ö)	1,100	6
Knight Capital Group, Inc. Class A (Æ)	205	1
Lakeland Financial Corp.	100	3
Lexington Realty Trust (ö)	10,549	99
Maiden Holdings, Ltd.	8,566	79
MainSource Financial Group, Inc.	1,777	21
Manning & Napier, Inc. Class A	1,095	13
MB Financial, Inc.	742	15
MCG Capital Corp.	12,896	60
Meadowbrook Insurance Group, Inc.	11,589	88
Medley Capital Corp.	10,107	132
Metro Bancorp, Inc. (Æ)	1,190	15
MetroCorp Bancshares, Inc. (Æ)	600	6
MGIC Investment Corp. (Æ)	21,375	25
MidWestOne Financial Group, Inc.	119	3
Montpelier Re Holdings, Ltd.	6,716	145

Enhanced Small Cap Fund	39

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National Financial Partners Corp. (Æ)	3,315	49
Nelnet, Inc. Class A	2,173	52
Netspend Holdings, Inc. (Æ)	809	8
New York Mortgage Trust, Inc. (ö)	860	6
NGP Capital Resources Co.	452	3
NorthStar Realty Finance Corp. (ö)	1,600	9
Northwest Bancshares, Inc.	6,723	81
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. Class A (Æ)	3,298	85
Old National Bancorp	2,048	27
One Liberty Properties, Inc. (ö)	100	2
Oriental Financial Group, Inc.	12,046	128
PennantPark Investment Corp.	2,888	31
Pennsylvania Real Estate Investment Trust (ö)	200	3
PennyMac Mortgage Investment Trust (ö)	5,963	128
Peoples Bancorp, Inc.	572	13
PHH Corp. (Æ)	500	9
Platinum Underwriters Holdings, Ltd.	3,839	152
Preferred Bank (Æ)	300	4
Primerica, Inc.	2,284	67
PrivateBancorp, Inc. Class A	1,545	25
Prospect Capital Corp.	630	7
Prosperity Bancshares, Inc.	1,635	69
Provident Financial Services, Inc.	536	8
Provident New York Bancorp	325	3
Republic Bancorp, Inc. Class A	1,161	26
RLJ Lodging Trust (ö)	1,986	35
Saul Centers, Inc. (ö)	434	19
SCBT Financial Corp.	100	4
Solar Capital, Ltd.	3,849	89
Southwest Bancorp, Inc. (Æ)	1,793	20
Starwood Property Trust, Inc. (ö)	3,852	91
StellarOne Corp.	300	4
Sterling Bancorp Class N	300	3
Sterling Financial Corp.	153	3
Stifel Financial Corp. (Æ)	442	14
Strategic Hotels & Resorts, Inc. (Æ)(ö)	22,066	135
Suffolk Bancorp (Æ)	1,025	15
Summit Hotel Properties, Inc. (ö)	2,200	19
Sunstone Hotel Investors, Inc. (Æ)(ö)	13,296	139
Susquehanna Bancshares, Inc.	15,649	164
SWS Group, Inc. (Æ)	4,917	29
Symetra Financial Corp.	1,872	23

	Principal Amount ($) or Shares	Market Value $
THL Credit, Inc.	207	3
Tree.com, Inc. (Æ)	325	5
Two Harbors Investment Corp. (ö)	16,807	195
Umpqua Holdings Corp.	11,227	142
United Financial Bancorp, Inc.	303	4
Virtus Investment Partners, Inc. (Æ)	171	15
Walker & Dunlop, Inc. (Æ)	250	3
Walter Investment Management Corp.	807	23
WesBanco, Inc.	1,298	26
Western Alliance Bancorp (Æ)	3,224	30
Westwood Holdings Group, Inc.	70	3
Wilshire Bancorp, Inc. (Æ)	8,546	53
Wintrust Financial Corp.	100	4
World Acceptance Corp. (Æ)	581	42

		5,799

Health Care - 12.8%
Acorda Therapeutics, Inc. (Æ)	1,997	46
Affymax, Inc. (Æ)	3,151	56
Affymetrix, Inc. (Æ)	1,549	6
Agenus, Inc. (Æ)	2,895	13
Alkermes PLC (Æ)	155	3
Alnylam Pharmaceuticals, Inc. (Æ)	244	4
AngioDynamics, Inc. (Æ)	764	9
Anika Therapeutics, Inc. (Æ)	900	13
Arena Pharmaceuticals, Inc. (Æ)	1,000	9
Arqule, Inc. (Æ)	7,405	39
Array BioPharma, Inc. (Æ)	2,400	13
ArthroCare Corp. (Æ)	1,064	31
Assisted Living Concepts, Inc. Class A	657	5
BioDelivery Sciences International, Inc. (Æ)	4,673	23
BioScrip, Inc. (Æ)	356	3
Cambrex Corp. (Æ)	8,768	107
Cantel Medical Corp.	3,527	91
Centene Corp. (Æ)	1,357	55
CONMED Corp.	4,908	133
CryoLife, Inc.	17,720	96
Cubist Pharmaceuticals, Inc. (Æ)	2,569	119
Curis, Inc. (Æ)	5,533	24
Cyberonics, Inc. (Æ)	1,218	61
Cynosure, Inc. Class A (Æ)	850	22
Dendreon Corp. (Æ)	3,679	16
Dusa Pharmaceuticals, Inc. (Æ)	3,586	19
Dyax Corp. (Æ)	6,354	14
Emergent Biosolutions, Inc. (Æ)	349	5

40	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GTx, Inc. (Æ)	6,013	22
Haemonetics Corp. (Æ)	394	29
Halozyme Therapeutics, Inc. (Æ)	3,283	19
Hanger, Inc. (Æ)	5,118	146
HealthSouth Corp. (Æ)	5,348	122
Healthways, Inc. (Æ)	1,497	16
Hi-Tech Pharmacal Co., Inc. (Æ)	100	4
ICU Medical, Inc. (Æ)	24	1
Idenix Pharmaceuticals, Inc. (Æ)	1,149	6
Invacare Corp.	3,549	49
Jazz Pharmaceuticals PLC (Æ)	218	10
Kindred Healthcare, Inc. (Æ)	2,034	23
Ligand Pharmaceuticals, Inc. Class B (Æ)	577	10
Magellan Health Services, Inc. (Æ)	2,323	115
MedAssets, Inc. (Æ)	7,529	129
Medicis Pharmaceutical Corp. Class A	531	17
Merrimack Pharmaceuticals, Inc. (Æ)	351	3
Momenta Pharmaceuticals, Inc. (Æ)	4,962	70
National Healthcare Corp.	230	10
Neurocrine Biosciences, Inc. (Æ)	499	4
NuVasive, Inc. (Æ)	2,649	56
Obagi Medical Products, Inc. (Æ)	2,961	40
Omeros Corp. (Æ)	790	7
Omnicell, Inc. (Æ)	5,191	75
OraSure Technologies, Inc. (Æ)	265	3
Orexigen Therapeutics, Inc. (Æ)	9,208	41
Orthofix International NV (Æ)	1,685	71
PDL BioPharma, Inc.	20,308	149
PharMerica Corp. (Æ)	3,104	39
PhotoMedex, Inc. (Æ)	1,896	25
Pozen, Inc. (Æ)	2,700	18
Progenics Pharmaceuticals, Inc. (Æ)	2,758	11
Providence Service Corp. (The) (Æ)	1,487	17
PSS World Medical, Inc. (Æ)	1,863	40
Questcor Pharmaceuticals, Inc. (Æ)	1,489	65
Repligen Corp. (Æ)	4,135	24
RTI Biologics, Inc. (Æ)	14,652	56
Santarus, Inc. (Æ)	7,524	46
Select Medical Holdings Corp. (Æ)	267	3
Skilled Healthcare Group, Inc. Class A (Æ)	811	5
Spectranetics Corp. (Æ)	2,623	32
Spectrum Pharmaceuticals, Inc. (Æ)	9,071	108
Sun Healthcare Group, Inc. (Æ)	4,796	41

	Principal Amount ($) or Shares	Market Value $
SurModics, Inc. (Æ)	1,242	23
Synageva BioPharma Corp. (Æ)	80	4
Threshold Pharmaceuticals, Inc. (Æ)	3,688	32
Triple-S Management Corp. Class B (Æ)	6,681	137
Universal American Corp. (Æ)	271	2
US Physical Therapy, Inc.	1,077	28
Vanda Pharmaceuticals, Inc. (Æ)	594	3
Vanguard Health Systems, Inc. (Æ)	308	3
Ventrus Biosciences, Inc. (Æ)	1,108	4
Vical, Inc. (Æ)	5,081	18
ViroPharma, Inc. (Æ)	6,507	173
Vivus, Inc. (Æ)	2,178	47
WellCare Health Plans, Inc. (Æ)	2,192	124
Young Innovations, Inc.	1,603	60

		3,470

Industrials - 14.6%
AAR Corp.	200	3
ACCO Brands Corp. (Æ)	7,138	47
Actuant Corp. Class A	5,632	158
Air Transport Services Group, Inc. (Æ)	3,575	17
Aircastle, Ltd.	3,876	44
Alamo Group, Inc.	569	17
Alaska Air Group, Inc. (Æ)	1,567	53
Altra Holdings, Inc.	1,887	35
Amerco, Inc.	531	49
AO Smith Corp.	1,915	105
Applied Industrial Technologies, Inc.	1,613	66
Asset Acceptance Capital Corp. (Æ)	508	3
AT Cross Co. Class A (Æ)	398	4
Avis Budget Group, Inc. (Æ)	1,751	29
Barrett Business Services, Inc.	1,315	33
Beacon Roofing Supply, Inc. (Æ)	805	23
Belden, Inc.	4,377	149
Brady Corp. Class A	4,444	125
Briggs & Stratton Corp.	153	3
Brink’s Co. (The)	2,921	65
Ceco Environmental Corp.	400	4
Celadon Group, Inc.	7,386	122
Cenveo, Inc. (Æ)	1,898	4
Ceradyne, Inc.	2,762	66
Chart Industries, Inc. (Æ)	40	3
Clarcor, Inc.	1,164	56
Comfort Systems USA, Inc.	3,285	34

Enhanced Small Cap Fund	41

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Commercial Vehicle Group, Inc. (Æ)	450	4
Consolidated Graphics, Inc. (Æ)	1,278	34
Courier Corp.	4,438	50
Cubic Corp.	6	—	±
Deluxe Corp.	1,403	40
DigitalGlobe, Inc. (Æ)	200	4
Dolan Co. (The) (Æ)	939	3
DXP Enterprises, Inc. (Æ)	490	23
Dycom Industries, Inc. (Æ)	5,317	77
EMCOR Group, Inc.	1,865	52
EnerSys, Inc. (Æ)	4,537	169
Exponent, Inc. (Æ)	401	21
FreightCar America, Inc.	120	2
GenCorp, Inc. (Æ)	9,770	89
Gibraltar Industries, Inc. (Æ)	1,467	16
GP Strategies Corp. (Æ)	189	4
Great Lakes Dredge & Dock Corp.	790	6
H&E Equipment Services, Inc. (Æ)	2,240	40
Heartland Express, Inc.	3,406	44
ICF International, Inc. (Æ)	1,051	23
Insperity, Inc.	746	18
Intersections, Inc.	2,005	22
John Bean Technologies Corp.	1,683	27
Kadant, Inc. (Æ)	4,177	95
Kforce, Inc. (Æ)	934	11
Knoll, Inc.	2,142	31
LB Foster Co. Class A	860	28
Lydall, Inc. (Æ)	1,277	16
Marten Transport, Ltd.	1,752	31
Meritor, Inc. (Æ)	8,000	36
Michael Baker Corp. (Æ)	196	5
Miller Industries, Inc.	1,178	18
Moog, Inc. Class A (Æ)	310	11
Navigant Consulting, Inc. (Æ)	3,095	34
NCI Building Systems, Inc. (Æ)	1,800	19
Nortek, Inc. (Æ)	186	10
Old Dominion Freight Line, Inc. (Æ)	486	22
On Assignment, Inc. (Æ)	2,668	44
Orbital Sciences Corp. (Æ)	5,829	80
Pacer International, Inc. (Æ)	702	3
Patrick Industries, Inc. (Æ)	1,000	13
Primoris Services Corp.	4,174	51
Quality Distribution, Inc. (Æ)	1,138	11
Resources Connection, Inc.	11,335	127
Robbins & Myers, Inc.	900	54
Sauer-Danfoss, Inc.	3,460	132
SkyWest, Inc.	1,386	12

	Principal Amount ($) or Shares	Market Value $
Spirit Airlines, Inc. (Æ)	5,389	105
Standex International Corp.	258	11
Steelcase, Inc. Class A	7,703	75
Sterling Construction Co., Inc. (Æ)	300	3
Swift Transportation Co. Class A (Æ)	9,578	78
Sykes Enterprises, Inc. (Æ)	7,851	106
Sypris Solutions, Inc.	600	4
Taser International, Inc. (Æ)	7,667	41
Teledyne Technologies, Inc. (Æ)	419	27
Titan International, Inc.	2,553	53
TMS International Corp. Class A (Æ)	401	4
TRC Cos., Inc. (Æ)	1,459	10
Trex Co., Inc. (Æ)	1,500	46
Trimas Corp. (Æ)	1,080	23
TrueBlue, Inc. (Æ)	8,660	134
Universal Forest Products, Inc.	788	30
US Airways Group, Inc. (Æ)	11,098	118
US Ecology, Inc.	154	3
Werner Enterprises, Inc.	3,678	82
Wesco Aircraft Holdings, Inc. (Æ)	200	3
Woodward, Inc.	542	19

		3,954

Information Technology - 16.9%
Actuate Corp. (Æ)	9,330	65
Acxiom Corp. (Æ)	4,120	70
Advanced Energy Industries, Inc. (Æ)	2,832	36
Amkor Technology, Inc. (Æ)	8,370	39
Anaren, Inc. (Æ)	384	8
Ancestry.com, Inc. (Æ)	574	18
Anixter International, Inc.	301	18
Arris Group, Inc. (Æ)	7,934	108
Aspen Technology, Inc. (Æ)	3,841	94
Audience, Inc. (Æ)	286	5
AVG Technologies NV (Æ)	1,455	15
Aviat Networks, Inc. (Æ)	2,140	5
Black Box Corp.	1,196	31
Blucora, Inc. (Æ)	7,330	113
Brooks Automation, Inc.	5,117	41
Cabot Microelectronics Corp.	456	15
CACI International, Inc. Class A (Æ)	723	39
CalAmp Corp. (Æ)	1,600	12
CIBER, Inc. (Æ)	3,814	13
Ciena Corp. (Æ)	2,321	32
Cirrus Logic, Inc. (Æ)	100	4

42	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Coherent, Inc. (Æ)	2,015	95
CommVault Systems, Inc. (Æ)	555	28
Comtech Telecommunications Corp.	1,827	51
Cray, Inc. (Æ)	264	3
CSG Systems International, Inc. (Æ)	4,330	92
Daktronics, Inc.	400	4
Datalink Corp. (Æ)	2,075	17
Dice Holdings, Inc. (Æ)	15,764	126
Digimarc Corp.	292	6
Digital River, Inc. (Æ)	7,975	133
DSP Group, Inc. (Æ)	1,668	10
EarthLink, Inc.	17,413	116
Ebix, Inc.	931	22
Electro Rent Corp.	700	12
Electro Scientific Industries, Inc.	156	2
Electronics for Imaging, Inc. (Æ)	8,157	126
Emulex Corp. (Æ)	8,050	55
Entegris, Inc. (Æ)	13,445	118
Entropic Communications, Inc. (Æ)	2,681	15
Euronet Worldwide, Inc. (Æ)	1,650	29
Fair Isaac Corp.	1,668	71
FEI Co.	806	43
First Solar, Inc. (Æ)	640	13
Global Cash Access Holdings, Inc. (Æ)	7,981	61
GSI Group, Inc. (Æ)	711	6
GT Advanced Technologies, Inc. (Æ)	5,911	34
Guidewire Software, Inc. (Æ)	211	6
Heartland Payment Systems, Inc.	3,498	106
Insight Enterprises, Inc. (Æ)	7,354	132
Integrated Device Technology, Inc. (Æ)	11,846	63
Integrated Silicon Solution, Inc. (Æ)	12,385	123
Internap Network Services Corp. (Æ)	1,746	13
IXYS Corp. (Æ)	3,554	35
Key Tronic Corp. (Æ)	1,100	12
Lattice Semiconductor Corp. (Æ)	18,902	74
Liquidity Services, Inc. (Æ)	46	3
Littelfuse, Inc.	952	49
Manhattan Associates, Inc. (Æ)	2,787	141
MAXIMUS, Inc.	1,181	64
MEMC Electronic Materials, Inc. (Æ)	7,288	20
MKS Instruments, Inc.	973	26

	Principal Amount ($) or Shares	Market Value $
Monolithic Power Systems, Inc. (Æ)	2,790	60
Monotype Imaging Holdings, Inc.	6,161	93
Move, Inc. (Æ)	1,195	9
Multi-Fineline Electronix, Inc. (Æ)	110	3
Nanometrics, Inc. (Æ)	1,075	16
Netscout Systems, Inc. (Æ)	593	14
Newport Corp. (Æ)	1,991	25
OmniVision Technologies, Inc. (Æ)	2,997	49
Oplink Communications, Inc. (Æ)	1,841	30
OSI Systems, Inc. (Æ)	1,744	129
Parametric Technology Corp. (Æ)	7,123	151
PC Connection, Inc.	513	6
Perficient, Inc. (Æ)	856	9
Pericom Semiconductor Corp. (Æ)	3,550	29
Plantronics, Inc.	2,746	98
Progress Software Corp. (Æ)	2,899	56
QAD, Inc. Class A (Æ)	2,293	28
Quantum Corp. (Æ)	8,790	14
QuickLogic Corp. (Æ)	561	2
Richardson Electronics, Ltd.	559	7
Rudolph Technologies, Inc. (Æ)	13,282	124
Sourcefire, Inc. (Æ)	132	7
Spansion, Inc. Class A (Æ)	2,647	30
SS&C Technologies Holdings, Inc. (Æ)	95	2
Symmetricom, Inc. (Æ)	5,858	36
Synaptics, Inc. (Æ)	98	3
SYNNEX Corp. (Æ)	2,934	101
Tangoe, Inc. (Æ)	1,394	23
TeleTech Holdings, Inc. (Æ)	4,097	68
Tessera Technologies, Inc.	180	3
TiVo, Inc. (Æ)	7,780	71
TNS, Inc. (Æ)	367	5
TriQuint Semiconductor, Inc. (Æ)	4,700	26
Tyler Technologies, Inc. (Æ)	849	34
Ubiquiti Networks, Inc. (Æ)	197	2
Ultra Clean Holdings (Æ)	8,350	49
Ultratech, Inc. (Æ)	1,284	42
Unisys Corp. (Æ)	6,053	128
United Online, Inc.	5,025	25
VistaPrint NV (Æ)	300	11
Websense, Inc. (Æ)	1,754	27
XO Group, Inc. (Æ)	1,000	8
Zygo Corp. (Æ)	174	3

		4,592

Materials - 5.2%
A Schulman, Inc.	1,900	46
AEP Industries, Inc. (Æ)	186	9

Enhanced Small Cap Fund	43

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Boise, Inc.	4,115	31
Buckeye Technologies, Inc.	2,445	74
Coeur d’Alene Mines Corp. (Æ)	7,579	174
Ferro Corp. (Æ)	518	2
Georgia Gulf Corp.	794	31
Golden Star Resources, Ltd. (Æ)	2,363	3
Graphic Packaging Holding Co. (Æ)	2,499	14
Handy & Harman, Ltd. (Æ)	206	3
Headwaters, Inc. (Æ)	8,564	57
Innospec, Inc. (Æ)	4,391	138
Kaiser Aluminum Corp.	343	19
KapStone Paper and Packaging Corp. (Æ)	4,230	85
Koppers Holdings, Inc.	2,452	79
Landec Corp. (Æ)	460	5
Minerals Technologies, Inc.	1,593	108
Myers Industries, Inc.	6,900	102
Neenah Paper, Inc.	95	3
Noranda Aluminum Holding Corp.	8,327	50
Omnova Solutions, Inc. (Æ)	15,429	120
PH Glatfelter Co.	3,026	51
PolyOne Corp.	8,034	127
Schweitzer-Mauduit International, Inc.	82	3
Spartech Corp. (Æ)	474	2
TPC Group, Inc. (Æ)	307	13
Worthington Industries, Inc.	3,565	75

		1,424

Telecommunication Services - 1.3%
Cbeyond, Inc. (Æ)	760	6
Cincinnati Bell, Inc. (Æ)	21,386	100
IDT Corp. Class B	3,589	36
Leap Wireless International, Inc. (Æ)	628	4
magicJack VocalTec, Ltd. (Æ)	2,165	53
Premiere Global Services, Inc. (Æ)	4,937	46
USA Mobility, Inc.	3,482	40
Vonage Holdings Corp. (Æ)	28,849	62

		347

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.2%
American DG Energy, Inc. (Æ)	933	2
Avista Corp.	1,572	40
Black Hills Corp.	212	7
Cadiz, Inc. (Æ)	371	3
California Water Service Group	776	14
Chesapeake Utilities Corp.	400	19
Cleco Corp.	1,302	53
Delta Natural Gas Co., Inc.	1,845	36
El Paso Electric Co.	4,294	142
Genie Energy, Ltd. Class B	2,400	17
GenOn Energy, Inc. (Æ)	7,512	19
Idacorp, Inc.	2,471	103
Laclede Group, Inc. (The)	697	30
Middlesex Water Co.	219	4
New Jersey Resources Corp.	74	3
NorthWestern Corp.	1,240	45
PNM Resources, Inc.	7,491	154
Portland General Electric Co.	574	16
South Jersey Industries, Inc.	336	17
Southwest Gas Corp.	1,987	85
UNS Energy Corp.	1,381	55

		864

Total Common Stocks (cost $23,153)		27,028

Short-Term Investments - 0.9%
SSgA Prime Money Market Fund	234,162	234

Total Short-Term Investments (cost $234)		234

Total Investments - 100.5% (identified cost $23,387)		27,262

Other Assets and Liabilities, Net - (0.5%)		(128)

Net Assets - 100.0%		27,134

See accompanying notes which are an integral part of the financial statements.

44	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index Futures	2	USD 162	09/12	3

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				3

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,923	$—	$—	$3,923	14.4
Consumer Staples	967	—	—	967	3.6
Energy	1,688	—	—	1,688	6.2
Financials	5,799	—	—	5,799	21.4
Health Care	3,470	—	—	3,470	12.8
Industrials	3,954	—	—	3,954	14.6
Information Technology	4,592	—	—	4,592	16.9
Materials	1,424	—	—	1,424	5.2
Telecommunication Services	347	—	—	347	1.3
Utilities	864	—	—	864	3.2
Short-Term Investments	234	—	—	234	0.9

Total Investments	27,262	—	—	27,262	100.5

Other Assets and Liabilities, Net					(0.5)

					100.0

Other Financial Instruments
Futures Contracts	3	—	—	3	—	*

Total Other Financial Instruments**	$3	$—	$—	$3

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund	45

SSgA

Equity Funds

Notes to Schedules of Investments — August 31, 2012

Footnotes:

(AE)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(å)	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2.
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

CME - Chicago Mercantile Exchange

See accompanying notes which are an integral part of the financial statements.

46	Notes to Schedules of Investments

SSgA

Equity Funds

Statements of Assets and Liabilities — August 31, 2012

Amounts in thousands	Dynamic Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Assets
Investments, at identified cost	$11,622	$44,831	$144,987	$23,387
Investments, at market*,**	12,607	74,091	183,011	27,262
Cash	—	—	—	12
Cash (restricted)	—	—	—	12
Receivables:
Dividends and interest	8	15	427	21
Dividends from affiliated money market funds	—	—	1	—
Fund shares sold	1	322	—	18
From advisor	14	18	1	18
Daily variation margin on futures contracts	—	—	28	1
Prepaid expenses	1	5	5	1

Total assets	12,631	74,451	183,473	27,345

Liabilities
Payables:
Investments purchased	—	174	—	—
Fund shares redeemed	8	17	—	140
Accrued fees to affiliates and trustees	24	70	61	29
Other accrued expenses	33	50	69	42
Payable upon return of securities loaned	2,559	11,985	15,154	—

Total liabilities	2,624	12,296	15,284	211

Net Assets	$10,007	$62,155	$168,189	$27,134

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$109	$185	$772	$281
Accumulated net realized gain (loss)	(21,310)	(25,757)	(24,018)	(5,852)
Unrealized appreciation (depreciation) on:
Investments	985	29,260	38,024	3,875
Futures contracts	—	—	291	3
Shares of beneficial interest	—	5	16	2
Additional paid-in capital	58,462	58,462	153,104	28,825

Net Assets	$10,007	$62,155	$168,189	$27,134

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$24.28	$13.11	$10.84	$11.54
Net assets	$10,006,702	$62,154,581	$168,189,156	$27,133,920
Shares outstanding ($.001 par value)	412,064	4,739,836	15,509,365	2,352,161

Amounts in thousands

* Securities on loan included in investments	$2,505	$11,715	$15,004	$—
** Investments in affiliated issuers, SSgA Prime Money Market Fund	$83	$538	$4,568	$234

(a) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	47

SSgA

Equity Funds

Statements of Operations — For the Period Ended August 31, 2012

Amounts in thousands	Dynamic Small Cap Fund		Tuckerman Active REIT Fund		IAM SHARES Fund	Enhanced Small Cap Fund
Investment Income
Dividends	$142		$1,589		$3,641	$475
Dividends from affiliated money market funds	—	*	—	*	4	—	*
Interest	84		—		—	—
Securities lending income	10		20		55	—

Total investment income	236		1,609		3,700	475

Expenses
Advisory fees	75		378		412	118
Administrative fees	33		49		82	38
Custodian fees	59		34		54	69
Distribution fees - Institutional Class	19		127		64	57
Distribution fees - Class R	1		—		—	—
Transfer agent fees	71		48		35	34
Professional fees	44		51		57	54
Registration fees	26		20		19	21
Shareholder servicing fees - Institutional Class	2		17		38	—	*
Shareholder servicing fees - Class R	2		—		—	—
Trustees’ fees	10		11		14	11
Insurance fees	—	*	1		3	1
Printing fees	8		26		49	10
Miscellaneous	6		4		9	3

Expenses before reductions	356		766		836	416
Expense reductions	(229)		(184)		(5)	(219)

Net expenses	127		582		831	197

Net investment income (loss)	109		1,027		2,869	278

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	739		4,610		(664)	2,025
Futures contracts	—		—		216	13

Net realized gain (loss)	739		4,610		(448)	2,038

Net change in unrealized appreciation (depreciation) on:
Investments	610		5,059		24,168	1,076
Futures contracts	—		—		455	—

Net change in unrealized appreciation (depreciation)	610		5,059		24,623	1,076

Net realized and unrealized gain (loss)	1,349		9,669		24,175	3,114

Net Increase (Decrease) in Net Assets from Operations	$1,458		$10,696		$27,044	$3,392

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

48	Statements of Operations

This page has been intentionally left blank.

SSgA

Equity Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Dynamic Small Cap Fund		Tuckerman Active REIT Fund
Amounts in thousands	2012	2011	2012	2011
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$109	$(28)	$1,027	$811
Net realized gain (loss)	739	2,742	4,610	4,824
Net change in unrealized appreciation (depreciation)	610	106	5,059	4,781

Net increase (decrease) in net assets from operations	1,458	2,820	10,696	10,416

Distributions
From net investment income	—	—	(850)	(944)

Net decrease in net assets from distributions	—	—	(850)	(944)

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,209)	(2,162)	(5,826)	(11,075)

Total Net Increase (Decrease) in Net Assets	249	658	4,020	(1,603)
Net Assets
Beginning of period	9,758	9,100	58,135	59,738

End of period	$10,007	$9,758	$62,155	$58,135

Undistributed (overdistributed) net investment income included in net assets	$109	$—	$185	$9

See accompanying notes which are an integral part of the financial statements.

50	Statements of Changes in Net Assets

IAM SHARES Fund		Enhanced Small Cap Fund
2012	2011	2012	2011

$2,869	$2,412	$278	$215
(448)	573	2,038	5,993
24,623	20,208	1,076	1,593

27,044	23,193	3,392	7,801

(2,781)	(2,430)	(206)	(155)

(2,781)	(2,430)	(206)	(155)

(8,417)	2,652	(3,363)	(6,465)

15,846	23,415	(177)	1,181

152,343	128,928	27,311	26,130

$168,189	$152,343	$27,134	$27,311

$772	$684	$281	$209

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	51

SSgA

Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Dynamic Small Cap Fund
August 31, 2012	20.89	.25	3.14	3.39	—	—
August 31, 2011	15.80	(.05)	5.14	5.09	—	—
August 31, 2010	15.31	(.02)	.51	.49	—	—
August 31, 2009	22.14	(.06)	(6.77)	(6.83)	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)
Tuckerman Active REIT Fund
August 31, 2012	11.07	.21	2.00	2.21	(.17)	—
August 31, 2011	9.49	.14	1.60	1.74	(.16)	—
August 31, 2010	7.48	.21	2.06	2.27	(.26)	—
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)
IAM SHARES Fund
August 31, 2012	9.37	.18	1.46	1.64	(.17)	—
August 31, 2011	8.07	.15	1.30	1.45	(.15)	—
August 31, 2010	7.88	.14	.18	.32	(.13)	—
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—
Enhanced Small Cap Fund
August 31, 2012	10.14	.11	1.37	1.48	(.08)	—
August 31, 2011	7.95	.07	2.17	2.24	(.05)	—
August 31, 2010	7.42	.05	.54	.59	(.06)	—
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

52	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

—	24.28	16.23	10,007	1.25	3.51	1.10	160
—	20.89	32.22	9,115	1.25	3.38	(.24)	179
—	15.80	3.20	8,562	1.53	3.36	(.10)	240
—	15.31	(30.85)	10,906	1.81	2.70	(.39)	235
(3.09)	22.14	(17.93)	25,927	1.38	1.38	(.35)	159

(.17)	13.11	20.22	62,155	1.00	1.32	1.76	21
(.16)	11.07	18.41	58,135	1.00	1.26	1.29	12
(.26)	9.49	30.77	59,738	1.00	1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00	1.29	3.88	55
(4.53)	14.00	(6.47)	158,284	1.00	1.10	1.73	35

(.17)	10.84	17.73	168,189	.50	.51	1.74	3
(.15)	9.37	17.99	152,343	.48	.48	1.54	—
(.13)	8.07	4.01	128,928	.53	.53	1.62	2
(.19)	7.88	(18.15)	123,953	.54	.54	2.39	5
(.18)	9.89	(11.52)	199,951	.46	.46	1.80	2

(.08)	11.54	14.76	27,134	.75	1.58	1.06	64
(.05)	10.14	28.19	27,311	.75	1.44	.69	57
(.06)	7.95	8.01	26,130	.75	1.58	.62	77
(.09)	7.42	(24.91)	27,314	.75	1.48	.85	101
(.48)	10.01	(11.54)	41,988	.75	1.09	.78	93

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	53

SSgA

Equity Funds

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. These financial statements report on four funds: the SSgA Dynamic Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2012, the Investment Company ceased offering Class R Shares with respect to the SSgA Dynamic Small Cap Fund. The outstanding Class R Shares were converted into Institutional Class Shares of the SSgA Dynamic Small Cap Fund, having the same aggregate value as such Class R Shares.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

54	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	55

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended August 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At August 31, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through

56	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

August 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2012, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017		8/31/2018	8/31/2019	Total
Dynamic Small Cap Fund	$—	$—	$—	$—		$14,819,112	$6,490,926	$—	$21,310,038
Tuckerman Active REIT Fund	$—	$—	$—	$—	$		$25,644,755	$—	$25,644,755
IAM SHARES Fund	$859,207	$—	$—	$2,796,414		$1,248,239	$17,638,415	$413,777	$22,956,052
Enhanced Small Cap Fund	$—	$—	$—	$—		$—	$5,653,442	$—	$5,653,442

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Dynamic Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Cost of Investments for Tax Purposes	$11,622,621	$44,943,361	$145,334,074	$23,454,870

Gross Tax Unrealized Appreciation	1,258,311	29,194,398	58,441,311	5,039,246
Gross Tax Unrealized Depreciation	(273,875)	(46,628)	(20,764,389)	(1,232,480)

Net Unrealized Appreciation (Depreciation)	$984,436	$29,147,770	$37,676,922	$3,806,766

Components of Distributable Earnings
Undistributed Ordinary Income	$108,639	$185,388	$730,970	$283,587
Capital Loss Carryforward	$(21,310,038)	$(25,644,755)	$(22,956,052)	$(5,653,442)
Tax Composition of Distributions
Ordinary Income	$—	$849,986	$2,780,639	$206,136

As permitted by tax regulations, the IAM SHARES Fund intends to defer a long-term realized capital loss and the Enhanced Small Cap Fund intends to defer a short-term realized capital loss incurred from November 1, 2011 to August 31, 2012 in the amount of $382,171 and $130,114, respectively and treat it as arising in the fiscal year 2013.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Dynamic Small Cap Equity Fund	Annually
Tuckerman Active REIT Fund	Monthly
IAM SHARES Fund	Quarterly
Enhanced Small Cap Fund	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may

Notes to Financial Statements	57

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$291	$3

Total	$291	$3

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

58	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

The effects of derivative instruments on the Statements of Operations for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net Realized gain (loss)
Futures contracts	$216	$13

Total	$216	$13

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$455	$—

Total	$455	$—

For the period ended August 31, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	IAM SHARES Fund	Enhanced Small Cap Fund
November 30, 2011	12	—
February 29, 2012	13	—
May 31, 2012	14	4
August 31, 2012	14	2

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of August 31, 2012, the Enhanced Small Cap Fund had a $12,000 cash collateral balance held in connection with futures contracts purchased (sold).

For the period ended August 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA IAM SHARES Fund	Equitize cash and cash equivalents
SSgA Enhanced Small Cap Fund	Hedging duration

Notes to Financial Statements	59

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended August 31, 2012, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

	Purchases	Sales
Dynamic Small Cap Fund	$16,058,885	$17,099,937
Tuckerman Active REIT Fund	12,150,122	17,851,904
IAM SHARES Fund	4,424,827	13,784,819
Enhanced Small Cap Fund	16,712,731	19,744,497
Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES Fund	$118,463	Pool of US Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned

60	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the “Sub-Advisor”) for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Dynamic Small Cap Fund	0.75
Tuckerman Active REIT Fund	0.65
IAM SHARES Fund	0.25
Enhanced Small Cap Fund	0.45

The Advisor has contractually agreed to waive up to the full amount of the Dynamic Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.25%, of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended August 31, 2012 was $71,770 for the Institutional Class and $3,632 for Class R. The total amount of distribution fee waiver for Class R for the period ended August 31, 2012 was $564. The total amount of reimbursement for the period ended August 31, 2012 was $144,632 for the Institutional Class and $7,875 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended August 31, 2012 was $183,360. There was no reimbursement for the period ended August 31, 2012.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). There were no waivers or reimbursements for the period ended August 31, 2012.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended August 31, 2012 was $118,423. The total amount of reimbursement for the period ended August 31, 2012 was $99,776. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of August 31, 2012, $5,423,228 of the Central Fund’s net assets represents investments by these Funds, and $49,610,001 represents the investments of other Investment Company Funds not presented herein.

Notes to Financial Statements	61

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Amounts related to investments in the Central Fund during the period ended August 31, 2012 were as follows:

Funds	Market Value	Purchases Cost	Sales Cost	Income Distributions
Dynamic Small Cap Fund	$82,538	$2,910,762	$2,828,324	$83
Tuckerman Active REIT Fund	538,339	9,763,554	9,382,796	238
IAM SHARES Fund	4,568,189	13,634,016	11,665,569	3,919
Enhanced Small Cap Fund	234,162	4,730,544	4,830,005	249

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating Fund, in an amount that offsets the amount of such fee incurred by the participating Fund. For the period ended August 31, 2012, the total advisory fees waived were as follows:

Amount Paid
Dynamic Small Cap Fund	$106
Tuckerman Active REIT Fund	288
IAM SHARES Fund	4,861
Enhanced Small Cap Fund	307

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Agreement dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Tuckerman Active REIT Fund	$1
IAM SHARES Fund	6

Securities Lending

State Street is authorized to act on behalf of the Investment Company as lending agent with respect to the lending of certain securities of the Investment Company held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

For the period September 1, 2011 through August 31, 2012, State Street earned securities lending agent fees as follows:

Agent Fees Earned
Dynamic Small Cap Fund	$1,768
Tuckerman Active REIT Fund	3,863
IAM SHARES Fund	10,542

62	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company. The annual fee is based on the following percentages of the average daily net assets of the Funds described in this report: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Institutional Class

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	High Net Worth Services
Dynamic Small Cap Fund	$465	$378	$39
Tuckerman Active REIT Fund	2,069	244	27
IAM SHARES Fund	37,995	11	2
Enhanced Small Cap Fund	48	—	—

The Institutional Class did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of August 31, 2012, the Dynamic Small Cap Fund, Tuckerman Active REIT Fund, IAM SHARES Fund and the Enhanced Small Cap Fund had no carryover expenses.

Notes to Financial Statements	63

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

	Dynamic Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Advisory fees	$6,213	$33,930	$35,862	$10,295
Administration fees	2,773	4,174	7,090	3,235
Custodian Fees	5,928	2,773	4,649	7,519
Distribution fees	1,657	23,483	6,715	5,571
Shareholder servicing fees	1,159	1,315	3,247	4
Transfer agent fees	5,684	3,834	2,850	2,768
Trustee fees	104	101	101	100

	$23,518	$69,610	$60,514	$29,492

5.	Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,

	2012		2011
Dynamic Small Cap Fund	Shares	Dollars	Shares	Dollars
Institutional Class
Proceeds from shares sold	94	$2,222	48	$1,049
Payments for shares redeemed	(118)	(2,732)	(154)	(3,119)

	(24)	(510)	(106)	(2,070)

Class R
Proceeds from shares sold	14	315	17	347
Payments for shares redeemed	(45)	(1,014)	(20)	(439)

	(31)	(699)	(3)	(92)

Total net increase (decrease)	(55)	$(1,209)	(109)	$(2,162)

Tuckerman Active REIT Fund
Proceeds from shares sold	720	$8,641	953	$10,363
Proceeds from reinvestment of distributions	74	841	88	936
Payments for shares redeemed	(1,306)	(15,308)	(2,082)	(22,374)

Total net increase (decrease)	(512)	$(5,826)	(1,041)	$(11,075)

IAM SHARES Fund
Proceeds from shares sold	75	$734	76	$722
Proceeds from reinvestment of distributions	287	2,780	259	2,429
Payments for shares redeemed	(1,118)	(11,931)	(51)	(499)

Total net increase (decrease)	(756)	$(8,417)	284	$2,652

64	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

	(amounts in thousands) For the Fiscal Years Ended August 31,

	2012		2011
Enhanced Small Cap Fund	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	261	$2,881	301	$2,987
Proceeds from reinvestment of distributions	21	206	17	155
Payments for shares redeemed	(625)	(6,450)	(911)	(9,607)

Total net increase (decrease)	(343)	$(3,363)	(593)	$(6,465)

Beneficial Interest

As of August 31, 2012, one shareholder owned 98% of the issued and outstanding shares of the SSgA IAM SHARES Fund.

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended August 31, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On September 4, 2012 the Funds declared the following dividends from net investment income payable on September 10, 2012 to shareholders of record on September 5, 2012.

Net Investment Income
Tuckerman Active REIT Fund	$0.0192
IAM SHARES Fund	0.0483

On October 1, 2012, the Funds declared the following dividends from net investment income payable on October 5, 2012 to shareholders of record October 2, 2012.

Net Investment Income
Tuckerman Active REIT	$0.0386

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	65

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2012

9.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Contingency Note

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company (“Tribune”). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the “LBO”) and sold their shares for $34 per share in cash, including the SSgA IAM SHARES Fund. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the “Lawsuits”). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune’s bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune’s payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code’s and various states’ fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers. The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’ net asset value.

11.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

66	Notes to Financial Statements

SSgA

Equity Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Dynamic Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Dynamic Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund (the “Funds”) (four of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

Report of Independent Registered Public Accounting Firm	67

SSgA

Equity Funds

Tax Information — August 31, 2012 (Unaudited)

The Funds did not pay distributions from long-term capital gains during their taxable year ended August 31, 2012.

The Funds designate dividends earned during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Dynamic Small Cap	0.0%
Tuckerman Active REIT	0.0%
IAM Shares	100.0%
Enhanced Small Cap	100.0%

For the tax year ended August 31, 2012, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Please consult a tax advisor for questions about federal or state income tax laws.

68	Tax Information

SSgA

Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

Basis for Approval of Investment Advisory Contracts	69

SSgA

Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors

70	Basis for Approval of Investment Advisory Contracts

SSgA

Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

Basis for Approval of Investment Advisory Contracts	71

SSgA

Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

72	Basis for Approval of Investment Advisory Contracts

SSgA

Equity Funds

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	73

Russell Investment Company

Equity Funds

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

*	Ceased to be a Trustee effective September 28, 2012.

INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association.	14	None

74	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; •1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); •January 2009 to Present, Independent Director, SSgA Fixed Income plc; and •January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

•March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

•1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

•1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

•September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

•1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

•2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	75

Russell Investment Company

Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

76	Disclosure of Information about Fund Trustees and Officers

SSgA

Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

• June 2012 – Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

• March 2012 – June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

• March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

• Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

• March 2008 – Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

• November 2005 – April 2008 – Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

• 2009 to Present Head of North America Operations, Global Operations, Russell Investments;

• 1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

• 1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

• Associate General Counsel, Russell Investments;

• Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

• Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	77

SSgA

Equity Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*	Ceased to be a Trustee effective September 28, 2012.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

78	Fund Management and Service Providers

SSGAEQUITYAR

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

Annual Report

August 31, 2012

SSgA Funds

Money Market Funds

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

*	Effective October 1, 2012

President’s Letter	3

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,000.10	$1,023.53
Expenses Paid During Period*	$1 .61	$1 .63

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Money Market Fund	5

SSgA

Money Market Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 9.8%
Alpine Securitzation (l)	50,000	0.193	09/25/12	49,993
Aspen Funding Corp. (l)	35,000	0.444	10/19/12	34,979
Aspen Funding Corp. (l)	50,000	0.380	11/26/12	49,955
Collateralized Commercial Paper Co. LLC	35,000	0.340	11/13/12	34,976
Gemini Securitization Corp. LLC (l)	25,000	0.444	10/19/12	24,985
Gemini Securitization Corp. LLC (l)	50,000	0.450	10/26/12	49,966
Kells Funding LLC (l)	25,000	0.350	09/11/12	24,998
Kells Funding LLC (l)	75,000	0.400	10/04/12	74,972
Kells Funding LLC (l)	75,000	0.360	10/31/12	74,955
Kells Funding LLC (l)	25,000	0.360	11/15/12	24,981
Kells Funding LLC (l)	50,000	0.510	01/18/13	49,901
Newport Funding Corp. (l)	50,000	0.380	11/26/12	49,955

Total Asset Backed Commercial Paper (amortized cost $544,616)				544,616

Certificates of Deposit - 36.3%
Bank of Montreal	65,000	0.170	09/12/12	65,000
Bank of Montreal (next reset date 10/09/12) (Ê)	25,000	0.509	12/05/12	25,000
Bank of Nova Scotia	30,000	0.586	09/14/12	30,000
Bank of Nova Scotia	35,000	0.307	09/19/12	35,000
Bank of Nova Scotia (next reset date 09/04/12) (Ê)	45,000	0.314	10/03/12	45,000
Bank of Tokyo - Mitsubishi	150,000	0.360	10/05/12	150,000
Bank of Tokyo - Mitsubishi	40,000	0.350	10/25/12	40,000
Bank of Tokyo - Mitsubishi	35,000	0.350	10/29/12	35,000
Barclays Bank	25,000	0.430	09/24/12	25,000
Barclays Bank	175,000	0.480	11/26/12	175,000
Barclays Bank (next reset date 09/19/12) (Ê)	50,000	0.755	02/19/13	50,000
BNP Paribas	15,000	0.240	09/17/12	15,000
Credit Suisse	45,000	0.330	10/16/12	45,000
Credit Suisse (next reset date 09/05/12) (Ê)	51,000	0.444	12/05/12	51,000
Deutsche Bank AG	40,000	0.380	10/19/12	40,000
ING Bank NV	100,000	0.290	09/12/12	100,000
ING Bank NV	50,000	0.420	09/18/12	50,000
ING Bank NV	25,000	0.380	11/05/12	25,000
ING Bank NV	50,000	0.380	11/13/12	50,000
National Australia Bank Ltd. (next reset date 09/28/12) (Ê)	50,000	0.284	10/29/12	50,000
Norinchukin Bank	90,000	0.190	09/12/12	90,000
Rabobank Nederland NV	50,000	0.400	10/15/12	50,000
Rabobank Nederland NV (next reset date 10/02/12) (Ê)	75,000	0.560	01/02/13	75,000
Rabobank Nederland NV	50,000	0.410	01/28/13	50,000
Royal Bank of Canada (next reset date 11/13/12) (Ê)	15,000	0.486	08/12/13	15,000
Royal Bank of Canada (next reset date 11/27/12) (Ê)	9,800	0.476	08/27/13	9,800
Skandinaviska Enskilda Banken AB	75,000	0.340	11/14/12	75,000
Standard Chartered Bank	55,000	0.340	10/15/12	55,000
Sumitomo Mitsui Banking Corp.	100,000	0.360	10/05/12	100,000
Sumitomo Mitsui Banking Corp.	50,000	0.330	10/26/12	50,000
Svenska Handelsbanken AB	19,000	0.290	09/04/12	19,000
Svenska Handelsbanken AB	25,000	0.300	09/10/12	25,000
Svenska Handelsbanken AB	32,000	0.300	10/09/12	32,000
Svenska Handelsbanken AB	30,000	0.260	11/02/12	30,000

6	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Svenska Handelsbanken AB	100,000	0.240	11/13/12	100,001
Swedbank AB	48,000	0.390	09/04/12	48,000
Toronto Dominion Bank (next reset date 11/02/12) (Ê)	13,000	0.442	02/04/13	13,000
UBS AG	80,000	0.320	11/01/12	80,000

Total Certificates of Deposit (amortized cost $2,017,801)				2,017,801

Financial Company Commercial Paper - 16.0%
ABN AMRO Funding (l)	38,000	0.360	09/25/12	37,991
ABN AMRO Funding (l)	30,000	0.470	10/25/12	29,979
BNP Paribas	16,000	0.240	09/14/12	15,999
Commonwealth Bank of Australia (l)	15,000	0.323	09/06/12	15,000
Commonwealth Bank of Australia (l)	15,000	0.323	09/10/12	15,000
Commonwealth Bank of Australia (next reset date 09/21/12) (Ê)(l)	20,000	0.287	11/21/12	20,000
DNB Bank ASA (next reset date 10/29/12) (Ê)(l)	75,000	0.492	01/28/13	75,000
General Electric Capital Corp.	25,000	0.250	11/09/12	24,988
General Electric Capital Corp.	36,000	0.238	12/14/12	35,975
HSBC Bank PLC (next reset date 09/07/12) (Ê)(l)	20,000	0.353	02/07/13	20,000
JPMorgan Chase & Co (next reset date 09/10/12) (Ê)	35,000	0.281	10/09/12	35,000
JPMorgan Chase & Co	40,000	0.298	10/09/12	39,987
Nordea Bank AB	125,000	0.290	10/10/12	124,961
Nordea Bank AB	50,000	0.300	02/04/13	49,935
NRW Bank	75,000	0.250	11/19/12	74,959
NRW Bank (l)	15,000	0.250	11/26/12	14,991
Skandinaviska Enskilda Banken AB (l)	80,000	0.310	11/20/12	79,945
Sumitomo Mitsui Banking Corp. (l)	75,000	0.356	10/09/12	74,971
Toyota Motor Credit Corp.	50,000	0.350	10/16/12	49,978
Toyota Motor Credit Corp.	25,000	0.350	10/17/12	24,989
Toyota Motor Credit Corp.	7,000	0.260	12/20/12	6,994
Westpac Banking Corp. (l)	25,000	0.285	09/28/12	25,000

Total Financial Company Commercial Paper (amortized cost $891,642)				891,642

Government Agency Debt - 3.7%
Federal Home Loan Bank	8,000	0.120	10/10/12	41,995
Federal Home Loan Bank	24,000	0.120	10/12/12	23,997
Federal Home Loan Bank	110,000	0.156	11/14/12	109,964
Federal Home Loan Mortgage Corp.	27,000	0.159	02/11/13	26,981

Total Government Agency Debt (amortized cost $202,937)				202,937

Other Notes - 7.6%
Bank of America NA	50,000	0.350	10/01/12	50,000
Bank of America NA	50,000	0.350	10/16/12	50,000
Bank of Nova Scotia	50,000	0.170	09/04/12	50,000
Commonwealth Bank of Australia (next reset date 10/29/12) (Ê)(l)	24,000	0.668	11/26/12	24,000
Nordea Bank AB (l)	74,000	0.603	11/16/12	74,000
Northern Trust Co.	64,645	0.060	09/04/12	64,645
Rabobank Nederland NV (next reset date 11/16/12) (Ê)(l)	80,000	0.576	12/14/12	80,000
Westpac Banking Corp. (next reset date 10/29/12) (Ê)	27,000	0.597	11/27/12	27,000

Total Other Notes (amortized cost $419,645)				419,645

Money Market Fund	7

SSgA

Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Treasury Debt - 1.9%
U.S. Treasury Bill	73,000	0.113	11/15/12	72,983
U.S. Treasury Note	32,000	0.155	01/15/13	32,144

Total Treasury Debt (amortized cost $105,127)				105,127

Total Investments - 75.3% (amortized cost $4,181,768)				4,181,768

Repurchase Agreements - 24.7%
Government Agency Repurchase Agreements - 12.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 30, 2012 at 0.200% to be repurchased at $125,003 on September 6, 2012, collateralized by: $186,506 par various United States Government Mortgage Agency Obligations valued at $127,648.				125,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.200% to be repurchased at $125,003 on September 4, 2012, collateralized by: $296,714 par various United States Government Mortgage Agency Obligations valued at $127,500.				125,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated August 28, 2012 at 0.190% to be repurchased at $250,009 on September 4, 2012, collateralized by: $311,971 par various United States Government Mortgage Agency Obligations valued at $255,000.				250,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.200% to be repurchased at $175,004 on September 4, 2012, collateralized by: $607,283 par various United States Government Mortgage Agency Obligations valued at $178,500.				175,000

Total Government Agency Repurchase Agreements (identified cost $675,000)				675,000

8	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

Value $
Treasury Repurchase Agreements - 12.6%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated August 31, 2012 at 0.190% to be repurchased at $150,003 on September 4, 2012, collateralized by: $149,556 par various United States Government Treasury Obligations valued at $153,000.	150,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated August 31, 2012 at 0.180% to be repurchased at $50,001 on September 4, 2012, collateralized by: $50,978 par various United States Government Treasury Obligations valued at $51,000.	50,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $500,000 dated August 31, 2012 at 0.180% to be repurchased at $500,010 on September 4, 2012, collateralized by: $485,358 par various United States Government Treasury Obligations valued at $510,003.	500,000

Total Treasury Repurchase Agreements (identified cost $700,000)	700,000

Total Repurchase Agreements (identified cost $1,375,000)	1,375,000

Total Investments and Repurchase Agreements - 100.0% (¥) (cost $5,556,768) (†)	5,556,768

Other Assets and Liabilities, Net - (0.0%)	(542)

Net Assets - 100.0%	5,556,226

Presentation of Portfolio Holdings — August 31, 2012

Categories	% of Net Assets
Asset Backed Commercial Paper	9.8
Certificates of Deposit	36.3
Financial Company Commercial Paper	16.0
Government Agency Debt	3.7
Other Notes	7.6
Treasury Debt	1.9
Repurchase Agreements	24.7

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	9

SSgA

U.S. Government Money Market Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,000.00	$1,024.48
Expenses Paid During Period*	$0.65	$0.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

10	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 58.8%
Federal Home Loan Bank	81,000	0.130	10/03/12	80,991
Federal Home Loan Bank	47,000	0.125	10/05/12	46,994
Federal Home Loan Bank	23,000	0.130	10/05/12	22,997
Federal Home Loan Bank	107,000	0.130	10/12/12	106,984
Federal Home Loan Bank	89,000	0.135	10/17/12	88,985
Federal Home Loan Bank	28,000	0.160	11/14/12	27,991
Federal Home Loan Bank	200,000	0.125	11/16/12	199,947
Federal Home Loan Bank	21,000	0.170	12/05/12	20,991
Federal Home Loan Bank	11,000	0.175	12/19/12	10,994
Federal Home Loan Bank	40,000	0.170	01/16/13	39,974
Federal Home Loan Bank	88,000	0.155	02/13/13	87,938
Federal Home Loan Mortgage Corp.	28,000	0.155	09/04/12	28,000
Federal Home Loan Mortgage Corp.	22,000	0.145	09/10/12	21,999
Federal Home Loan Mortgage Corp.	16,000	0.140	09/17/12	15,999
Federal Home Loan Mortgage Corp.	10,000	0.140	09/24/12	9,999
Federal Home Loan Mortgage Corp.	30,000	0.150	10/01/12	29,996
Federal Home Loan Mortgage Corp.	75,000	0.160	10/09/12	74,987
Federal Home Loan Mortgage Corp.	75,284	0.130	10/16/12	75,272
Federal Home Loan Mortgage Corp.	235,589	0.125	10/22/12	235,547
Federal Home Loan Mortgage Corp.	15,000	0.130	10/22/12	14,997
Federal Home Loan Mortgage Corp.	31,000	0.145	10/29/12	30,993
Federal Home Loan Mortgage Corp.	58,000	0.155	11/05/12	57,984
Federal Home Loan Mortgage Corp.	31,000	0.160	11/05/12	30,991
Federal Home Loan Mortgage Corp.	25,000	0.160	11/19/12	24,991
Federal Home Loan Mortgage Corp.	11,000	0.180	12/31/12	10,993
Federal Home Loan Mortgage Corp.	65,000	0.175	01/07/13	64,960
Federal Home Loan Mortgage Corp.	46,000	0.170	01/14/13	45,971
Federal Home Loan Mortgage Corp.	11,000	0.160	01/22/13	10,993
Federal Home Loan Mortgage Corp.	40,000	0.155	01/28/13	39,974
Federal Home Loan Mortgage Corp.	61,000	0.160	02/19/13	60,954
Federal National Mortgage Assoc.	133,000	0.130	09/27/12	132,988
Federal National Mortgage Assoc.	11,000	0.125	10/03/12	10,999
Federal National Mortgage Assoc.	50,000	0.160	10/03/12	49,993
Federal National Mortgage Assoc.	100,000	0.140	10/15/12	99,983
Federal National Mortgage Assoc.	126,923	0.130	10/24/12	126,899
Federal National Mortgage Assoc.	10,000	0.160	10/31/12	9,997
Federal National Mortgage Assoc.	10,000	0.160	11/07/12	9,997
Federal National Mortgage Assoc.	53,000	0.137	11/14/12	52,985
Federal National Mortgage Assoc.	23,000	0.160	11/14/12	22,992
Federal National Mortgage Assoc.	10,000	0.175	01/02/13	9,994
Federal National Mortgage Assoc.	17,000	0.160	02/06/13	16,988
Federal National Mortgage Assoc.	94,000	0.160	02/13/13	93,931
Federal National Mortgage Assoc.	50,000	0.165	02/13/13	49,962
Federal National Mortgage Assoc.	28,000	0.150	02/14/13	27,981
Federal National Mortgage Assoc.	40,000	0.155	02/20/13	39,970

Total Government Agency Debt (amortized cost $2,376,045)				2,376,045

Total Investments - 58.8% (amortized cost $2,376,045)				2,376,045

U.S. Government Money Market Fund	11

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

Value $

Repurchase Agreements - 41.2%
Government Agency Repurchase Agreements - 23.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated August 28, 2012 at 0.170% to be repurchased at $250,008 on September 4, 2012, collateralized by: $250,465 par various United States Government Agency Mortgage Obligations valued at $255,000.	250,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000 dated August 31, 2012 at 0.200% to be repurchased at $75,002 on September 4, 2012, collateralized by: $76,419 par various United States Government Mortgage Obligations valued at $76,500.	75,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.190% to be repurchased at $125,003 on September 4, 2012, collateralized by: $127,364 par various United States Government Mortgage Obligations valued at $127,500.	125,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.190% to be repurchased at $125,003 on September 4, 2012, collateralized by: $122,301 par various United States Government Mortgage Obligations valued at $127,501.	125,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.190% to be repurchased at $125,003 on September 4, 2012, collateralized by: $118,580 par various United States Government Agency Obligations valued at $127,500.	125,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.200% to be repurchased at $125,003 on September 4, 2012, collateralized by: $126,225 par various United States Government Mortgage Obligations valued at $127,501.	125,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.170% to be repurchased at $125,002 on September 4, 2012, collateralized by: $80,426 par various United States Government Mortgage Obligations valued at $127,500.	125,000

Total Government Agency Repurchase Agreements (identified cost $950,000)	950,000

Treasury Repurchase Agreements - 17.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $42,826 dated August 31, 2012 at 0.190% to be repurchased at $42,827 on September 4, 2012, collateralized by: $43,032 par various United States Government Treasury Obligations valued at $43,683.	42,826
Agreement with Credit Suisse First Boston and JPMorgan Chase & Co. (Tri-Party) of $125,000 dated August 31, 2012 at 0.180% to be repurchased at $125,003 on September 4, 2012, collateralized by: $122,495 par various United States Government Treasury Obligations valued at $127,502.	125,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.180% to be repurchased at $175,004 on September 4, 2012, collateralized by: $176,316 par various United States Government Treasury Obligations valued at $178,500.	175,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated August 31, 2012 at 0.200% to be repurchased at $200,004 on September 4, 2012, collateralized by: $192,966 par various United States Government Treasury Obligations valued at $204,000.	200,000

12	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

Value $

Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.190% to be repurchased at $175,004 on September 4, 2012, collateralized by: $171,427 par various United States Government Treasury Obligations valued at $178,500.	175,000

Total Treasury Repurchase Agreements (identified cost $717,826)	717,826

Total Repurchase Agreements (identified cost $1,667,826)	1,667,826

Total Investments and Repurchase Agreements - 100.0% (¥) (cost $4,043,871) (†)	4,043,871

Other Assets and Liabilities, Net - (0.0%)	(454)

Net Assets - 100.0%	4,043,417

Presentation of Portfolio Holdings — August 31, 2012

Categories	% of Net Assets
Government Agency Debt	58.8
Repurchase Agreements	41.2

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

U.S. Government Money Market Fund	13

SSgA

Money Market Funds

Notes to Schedules of Investments — August 31, 2012

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(¥)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

See accompanying notes which are an integral part of the financial statements.

14	Notes to Schedules of Investments

SSgA

Money Market Funds

Statements of Assets and Liabilities — August 31, 2012

Amounts in thousands	Money Market Fund	U.S. Government Money Market Fund
Assets
Investments, at identified cost	$4,181,768	$2,376,045
Investments at amortized cost which approximates value	4,181,768	2,376,045
Repurchase agreements at cost which approximates value	1,375,000	1,667,826
Receivables:
Dividends and interest	1,045	13
Fund shares sold	42	37
Prepaid expenses	151	98

Total assets	5,558,006	4,044,019

Liabilities
Payables:
Fund shares redeemed	107	36
Accrued fees to affiliates and trustees	1,506	482
Other accrued expenses	144	84
Income distribution	23	—

Total liabilities	1,780	602

Net Assets	$5,556,226	$4,043,417

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$127	$—
Accumulated net realized gain (loss)	52	(12)
Shares of beneficial interest	5,556	4,043
Additional paid-in capital	5,550,491	4,039,386

Net Assets	$5,556,226	$4,043,417

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$1.00	$1.00
Net assets	$5,556,225,527	$4,043,417,220
Shares outstanding ($.001 par value)	5,556,053,439	4,043,499,226

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	15

SSgA

Money Market Funds

Statements of Operations — For the Period Ended August 31, 2012

Amounts in thousands	Money Market Fund	U.S. Government Money Market Fund

Investment Income
Interest	$16,304	$3,820

Total investment income	16,304	3,820

Expenses
Advisory fees	13,520	9,147
Administrative fees	1,678	1,126
Custodian fees	743	528
Distribution fees	1,520	804
Transfer agent fees	88	61
Professional fees	127	86
Registration fees	79	27
Shareholder servicing fees	3,034	2,222
Trustees’ fees	126	83
Insurance fees	147	78
Printing fees	153	57
Miscellaneous	66	48

Expenses before reductions	21,281	14,267
Expense reductions	(5,403)	(10,470)

Net expenses	15,878	3,797

Net investment income (loss)	426	23

Net Realized Gain (Loss)
Net realized gain (loss) on investments	52	4

Net Increase (Decrease) in Net Assets from Operations	$478	$27

See accompanying notes which are an integral part of the financial statements.

16	Statements of Operations

SSgA

Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Money Market Fund		U.S. Government Money Market Fund
Amounts in thousands	2012	2011	2012	2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$426	$376	$23	$—
Net realized gain (loss)	52	64	4	—

Net increase (decrease) in net assets from operations	478	440	27	—

Distributions
From net investment income	(426)	(376)	(23)	—

Net decrease in net assets from distributions	(426)	(376)	(23)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,079,011)	(384,542)	(426,128)	977,573

Total Net Increase (Decrease) in Net Assets	(1,078,959)	(384,478)	(426,124)	977,573

Net Assets
Beginning of period	6,635,185	7,019,663	4,469,541	3,491,968

End of period	$5,556,226	$6,635,185	$4,043,417	$4,469,541

Undistributed (overdistributed) net investment income included in net assets	$127	$60	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	17

SSgA

Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(c)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Money Market Fund
August 31, 2012	1.0000	.0001		—	(b)	.0001		(.0001)	—
August 31, 2011	1.0000	.0001		—	(b)	.0001		(.0001)	—
August 31, 2010	1.0000	.0002		—	(b)	.0002		(.0002)	—
August 31, 2009	1.0000	.0080		.0006		.0086		(.0084)	(.0002)
August 31, 2008	1.0000	.0339		.0004		.0343		(.0343)	—
U.S. Government Money Market Fund
August 31, 2012	1.0000	—	(b)	—	(b)	—	(b)	— (b)	—
August 31, 2011	1.0000	—		—		—		—	—
August 31, 2010	1.0000	—	(b)	—		—	(b)	— (b)	—
August 31, 2009	1.0000	.0028		.0012		.0040		(.0040)	—
August 31, 2008	1.0000	.0308		—		.0308		(.0308)	—
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.
(f)	Less than .0005%.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(c)

(.0001)	1.0000	.01		5,556,226	.29		.39	.01
(.0001)	1.0000	.01		6,635,185	.31		.38	.01
(.0002)	1.0000	.02		7,019,663	.32		.39	.02
(.0086)	1.0000	.86		8,599,276	.41	(d)	.41	.80
(.0343)	1.0000	3.48		7,407,992	.39		.39	3.39

— (b)	1.0000	—	(f)	4,043,417	.10		.39	—	(e)
—	1.0000	—		4,469,541	.16		.39	—
— (b)	1.0000	—		3,491,968	.20		.37	—	(e)
(.0040)	1.0000	.40		4,308,697	.35		.38	.28
(.0308)	1.0000	3.12		2,148,495	.37		.37	3.04

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA

Money Market Funds

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. These financial statements report on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

20	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, for the year ended August 31, 2012, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At August 31, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	21

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

At August 31, 2012, the following Fund had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first, as follows:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
U.S. Government Money Market Fund	$8,920	$2,635	$—	$—	$—	$—	$—	$11,555

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended August 31, 2012, the Funds’ components of distributable earnings and tax composition of distributions for federal income tax purposes are as follows:

	Money Market Fund	U.S. Government Money Market Fund
Components of Distributable Earnings:
Undistributed Ordinary Income	$201,595	$—
Tax Composition of Distributions:
Ordinary Income	$425,738	$23,079
Capital Loss Carryforward	$—	$(11,555)

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements

22	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”), manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor is contractually obligated until December 31, 2012 to waive its management fee on the SSgA Money Market Fund and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. For the period ended August 31, 2012, there were no contractual waivers or reimbursements for the Money Market Fund. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA Money Market Fund’s and the SSgA U.S. Government Money Market Fund’s future yield. There is no guarantee that either the SSgA Money Market Fund or the SSgA U.S. Government Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended August 31, 2012, the Advisor voluntarily waived $5,401,439 on the Money Market Fund. The Advisor voluntarily waived $9,146,789 and reimbursed $1,313,447 on the U.S. Government Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity

Notes to Financial Statements	23

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statements of Operations. For the period ended August 31, 2012, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

Money Market Fund	$1,070
U.S. Government Money Market Fund	9,737

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund for each Fund with less than $500 million in assets under management. In addition, the Investment Company also reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based on the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2012, each Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	Wealth Management Systems

Money Market Fund	$1,151,641	$919,193	$573	$174,373	$233,566
U.S. Government Money Market Fund	886,943	104,168	—	1,118,271	102,437

24	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments there under at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of August 31, 2012, the Money Market Fund and the U.S. Government Money Market Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

	Money Market Fund	U.S. Government Money Market Fund

Advisory fees	$877,191	$103,345
Administration fees	145,380	98,789
Custodian Fees	59,133	33,660
Distribution fees	179,068	106,404
Shareholder servicing fees	233,543	132,933
Transfer agent fees	6,005	4,384
Trustee fees	5,225	2,376

	$1,505,545	$481,891

4.	Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2012	2011

Money Market Fund
Proceeds from shares sold	$45,666,000	$64,904,841
Proceeds from reinvestment of distributions	180	279
Payments for shares redeemed	(46,745,191)	(65,289,662)

Total net increase (decrease)	$(1,079,011)	$(384,542)

U.S. Government Money Market Fund
Proceeds from shares sold	$40,291,047	$34,852,512
Proceeds from reinvestment of distributions	6	6
Payments for shares redeemed	(40,717,181)	(33,874,945)

Total net increase (decrease)	$(426,128)	$977,573

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of

Notes to Financial Statements	25

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

6.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

7.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, nothing was discovered which would require disclosure within the financial statements.

26	Notes to Financial Statements

SSgA

Money Market Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (the “Funds”) (two of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

Report of Independent Registered Public Accounting Firm	27

SSgA

Money Market Funds

Tax Information — August 31, 2012 (Unaudited)

For the tax year ended August 31, 2012, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified interest income taxed at individual ordinary income rates.

The form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Please consult a tax advisor for any questions about federal or state income tax laws.

28	Tax Information

SSgA

Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

Basis for Approval of Investment Advisory Contracts	29

SSgA

Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

30	Basis for Approval of Investment Advisory Contracts

SSgA

Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group

Basis for Approval of Investment Advisory Contracts	31

SSgA

Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

32	Basis for Approval of Investment Advisory Contracts

SSgA

Money Market Funds

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	33

SSgA

Money Market Funds

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	•2008 to Present, Director of SSgA FM; •2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; •2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; •2009 to Present, Member of Virginia Tech Foundation Investment Committee; and •June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

*	Ceased to be a Trustee effective September 28, 2012.

INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); •Certified Financial Planner and Member, Financial Planners Association.	14	None

34	Disclosure of Information about Fund Trustees and Officers

SSgA

Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; •1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); •January 2009 to Present, Independent Director, SSgA Fixed Income plc; and •January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

•March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

•1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

•1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

•September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

•1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

•2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	35

SSgA

Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

36	Disclosure of Information about Fund Trustees and Officers

SSgA

Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

•June 2012 – Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

•March 2012 – June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

•March 2008 – Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

•November 2005 – April 2008 – Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	•July 2008 to Present, Vice President, State Street Global Advisors; and •April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

•2009 to Present Head of North America Operations, Global Operations, Russell Investments;

•1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

•Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

•1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

•Associate General Counsel, Russell Investments;

•Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

•Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	37

SSgA

Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*	Ceased to be a Trustee effective September 28, 2012.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

38	Fund Management and Service Providers

SSGAMMFAR

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2012

SSgA Funds

Fixed Income Funds

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

*	Effective October 1, 2012

President’s Letter	3

This page has been intentionally left blank.

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including but not limited to those represented by the Barclays Capital U.S. Aggregate Bond Index.

Invests in:  Investment grade debt instruments including U.S. Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to manage its duration to correspond to the Barclays Capital U.S. Aggregate Bond Index’s duration while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase the return to the Fund.

Bond Market Fund

Period Ended 08/31/12	Total Return
1 Year	5.85%
5 Years	4.23	%+
10 Years	3.41	%+

Barclays Capital U.S. Aggregate Bond Index#

Period Ended 08/31/12	Total Return
1 Year	5.78%
5 Years	6.66	%+
10 Years	5.48	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Bond Market Fund Institutional Class as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 1.29%.

See related Notes on following page.

Bond Market Fund	5

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Bond Market Fund (the “Fund”) seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 5.85%, and the total return for the Index was 5.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the Reporting Period, markets battled concerns that included the risks of European sovereign defaults, a euro zone breakup, and global economic slowdown, while central banks acted globally to counteract these risks. Although riskier investments declined at times during the period, they performed very well over the full course of the Reporting Period, thanks to the actions of central banks. The Index posted total returns of 5.78% for the Reporting Period and excess returns of 1.19% over Treasuries of comparable duration.

Two main factors boosted investment grade bonds despite a choppy global economic environment. The first factor was central bank policy around the world, including reducing target rates and taking nontraditional actions. Central banks lowered their primary target rates, which, together with signs of economic slowdown, depressed interest rates of the core sovereign bond markets. These actions had the intended effect of driving investors to take more risk in the search for higher yields and returns. German 10-Year Bund yields dipped below 1.20% during July 2012, while UK 10-Year Gilts dropped below 1.50%. In addition, the world’s central banks adopted even more powerful nontraditional policy tools. The original Operation Twist, announced in September 2011, led to an abrupt drop in long-term Treasury yields versus short-term yields. (In this action, the Federal Reserve buys long Treasuries while selling shorter-maturity Treasury notes). In December 2011, the European Central Bank (ECB) launched the Long Term Refinancing Operation (LTRO) to make low-rate loans to European banks. The LTRO ultimately provided over $1.2 trillion to the European banking system. In June 2012, the Fed extended Operation Twist to add more support to the bid for long Treasury debt. Finally, in August 2012, Mario Draghi, the ECB’s head, announced that the ECB would purchase debt of European nations. These programs helped risky assets by reducing the risk of a catastrophic default by a European government, reducing risk of a recession, and forcing investors to take on additional risk to achieve higher returns.

The second factor aiding the investment grade bond market was a strong fundamental picture. Corporations had strong balance sheets, with ample cash and well managed expenses, which aided operating leverage and revenue growth.

For the Reporting Period, the Fund outperformed the Index. Performance was driven by an overweight to spread product (bonds other than Treasuries that are evaluated by comparing their yields) in the beginning of the year and then our shift to a more defensive position into the second quarter of 2012, similar to the end of 2011. Several sectors contributed to performance including credit and mortgage-backed securities (MBS) as well as duration. Within credit, security selection in the industrials sector was the largest contributor to performance. This included multiple issuers and sub-sectors as well as our exposure to high yield bonds. Also within credit, the financial sector detracted from performance due to euro zone issues and volatile moves in spreads based simply on headlines. The second source of outperformance was US Agency MBS, where the portfolio held an overweight for most of the period. This allocation was driven by spreads that were attractive relative to US Agencies and Treasuries as well as by the expected involvement from the Federal Reserve, which continued to purchase MBS bonds. The third source of outperformance was a long-duration position that the portfolio maintained throughout the year. We maintained a longer-than-the-benchmark duration because the euro zone’s issues and slower-than-expected European and US economic growth made us feel confident that rates weren’t poised to rise. As a result we maintained our long-duration position for much of the year.

During the Reporting Period the Fund invested in US Treasury futures derivative contracts to hedge portfolio duration exposure. The impact was not considered material to the Fund.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

6	Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

*	Assumes initial investment on September 1, 2002.

#	The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS. The U.S. Aggregate rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt.

+	Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default, and inflation risk. Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund	7

SSgA

Bond Market Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,030.40	$1,022.62
Expenses Paid During Period*	$2.55	$2.54

*	Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

8	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 97.4%
Asset-Backed Securities - 2.2%
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050% due 10/11/16	200	202
Bank of America Auto Trust Series 2012-1 Class A3 0.780% due 06/15/16	58	58
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	100
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360% due 08/17/20	219	221
Toyota Auto Receivables Owner Trust Series 2012-A Class A 3 0.750% due 02/16/16	148	149

		730

Corporate Bonds and Notes - 24.2%
Alabama Power Co. 5.700% due 02/15/33	50	64
Altria Group, Inc. 9.950% due 11/10/38	75	128
4.250% due 08/09/42	175	171
American Honda Finance Corp. 1.450% due 02/27/15 (l)	125	127
American International Group, Inc. 3.800% due 03/22/17	150	159
4.875% due 06/01/22	175	190
Amsouth Bank Series AI 5.200% due 04/01/15	175	180
Anheuser-Busch InBev Worldwide, Inc. 3.750% due 07/15/42	53	54
Baxter International, Inc. 3.650% due 08/15/42	200	204
BB&T Corp. 1.600% due 08/15/17	96	98
Broadcom Corp. 1.500% due 11/01/13	250	253
CBS Corp. 1.950% due 07/01/17	200	204
Celgene Corp. 1.900% due 08/15/17	150	151

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.750% due 05/19/15	225	242
Comcast Corp. 6.400% due 03/01/40	50	66
4.650% due 07/15/42	48	51
Daimler Finance NA LLC 2.950% due 01/11/17 (l)	125	131
Detroit Edison Co. (The) 2.650% due 06/15/22	200	207
Diageo Investment Corp. 4.250% due 05/11/42	53	59
Digital Realty Trust, LP 4.500% due 07/15/15	175	185
DirectTV Holdings LLC/ DirectTV Financing Co., Inc. Series WI 3.800% due 03/15/22	175	181
Dollar General Corp. 4.125% due 07/15/17	250	260
eBay, Inc. 0.875% due 10/15/13	165	166
2.600% due 07/15/22	250	253
Ecolab, Inc. 4.350% due 12/08/21	125	142
Enterprise Products Operating LLC 1.250% due 08/13/15	49	49
Ford Motor Co. 7.450% due 07/16/31	150	185
General Electric Capital Corp. Series B 6.250% due 12/31/49 (ƒ)	200	207
Goldman Sachs Group, Inc. (The) 6.150% due 04/01/18	225	256
5.750% due 01/24/22	225	248
Hewlett-Packard Co. 1.550% due 05/30/14	25	25
HSBC Bank USA NA NY Series BKNT 5.625% due 08/15/35	75	81
ING US, Inc. 5.500% due 07/15/22 (l)	200	206
Jabil Circuit, Inc. 4.700% due 09/15/22	250	251
JPMorgan Chase & Co. 5.600% due 07/15/41	75	92
Kraft Foods, Inc. 5.250% due 10/01/13	125	131

Bond Market Fund	9

SSgA

Bond Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Laboratory Corp. of America Holdings 3.750% due 08/23/22	140	145
Lorillard Tobacco Co. 2.300% due 08/21/17	77	78
Lubrizol Corp. 6.500% due 10/01/34	25	35
Macy’s Retail Holdings, Inc. 5.900% due 12/01/16	50	58
3.875% due 01/15/22	70	76
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	117
Morgan Stanley 4.750% due 03/22/17	200	205
Newell Rubbermaid Inc. 2.000% due 06/15/15	158	159
Oglethorpe Power Corp. 5.250% due 09/01/50	100	121
Packaging Corp. of America 3.900% due 06/15/22	82	85
Phillips 66 4.300% due 04/01/22 (l)	125	136
Pioneer Natural Resources Co. 3.950% due 07/15/22	175	182
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	55
Procter & Gamble - Esop Series A 9.360% due 01/01/21	18	25
Prudential Financial, Inc. 5.875% due 09/15/42	74	75
Spectra Energy Capital LLC 5.650% due 03/01/20	125	144
UnionBanCal Corp. 3.500% due 06/18/22	123	130
United Technologies Corp. 4.500% due 06/01/42	33	37
Verizon New York, Inc. Series B 7.375% due 04/01/32	100	130
Xerox Corp. 2.950% due 03/15/17	170	174

		7,824

International Debt - 8.2%
America Movil SAB de CV 3.125% due 07/16/22	200	205
Anglo American Capital PLC 2.150% due 09/27/13 (l)	250	252

	Principal Amount ($) or Shares	Market Value $
Barclays Bank PLC 2.750% due 02/23/15	125	128
BAT International Finance PLC 2.125% due 06/07/17 (l)	175	177
BP Capital Markets PLC 3.561% due 11/01/21	125	136
Brazilian Government International Bond Series A 8.000% due 01/15/18	31	36
British Telecommunications PLC 2.000% due 06/22/15	200	204
Canadian Pacific Railway Co. 9.450% due 08/01/21	40	56
Covidien International Finance SA 1.350% due 05/29/15	150	152
European Investment Bank 5.125% due 09/13/16	150	175
ING Bank NV 3.750% due 03/07/17 (l)	250	259
Korea Gas Corp. 2.250% due 07/25/17 (l)	250	250
Petrobras International Finance Co. - Pifco 3.500% due 02/06/17	225	233
Petroleos Mexicanos 4.875% due 01/24/22 (l)	75	84
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	125	127
Tyco Electronics Group SA 1.600% due 02/03/15	125	127
Vale Overseas, Ltd. 6.250% due 01/23/17	50	57

		2,658

Mortgage-Backed Securities - 44.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	258
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	227	228
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.006% due 06/15/38	176	185

10	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae 6.000% due 2013	27	28
5.500% due 2014	1	1
6.500% due 2014	40	41
7.500% due 2015	6	6
6.500% due 2016	8	8
5.000% due 2018	209	228
5.500% due 2018	93	102
5.500% due 2019	47	52
4.500% due 2022	191	206
4.500% due 2023	2	2
8.000% due 2023	—	—	±
4.000% due 2025	442	481
9.000% due 2025	153	190
9.000% due 2026	1	2
7.500% due 2027	36	42
6.000% due 2028	6	7
6.000% due 2029	2	2
7.000% due 2029	2	2
6.000% due 2030	3	3
7.500% due 2030	1	1
4.500% due 2033	312	339
6.000% due 2033	91	102
5.500% due 2034	420	464
5.000% due 2035	297	325
2.481% due 2036 (Ê)	551	589
6.000% due 2038	248	274
4.000% due 2039	507	543
4.500% due 2039	504	546
4.000% due 2040	489	525
4.500% due 2040	713	772
30 Year TBA (Ï) 3.000%	2,250	2,334
3.500%	465	493
Freddie Mac 6.000% due 2016	24	26
7.000% due 2016	38	40
4.500% due 2019	132	141
4.500% due 2023	34	37
8.500% due 2025	—	—	±
7.000% due 2030	1	1
6.000% due 2033	32	36
5.000% due 2035	854	930
5.500% due 2038	592	654
4.500% due 2039	147	158
Ginnie Mae I 10.000% due 2013	1	1
7.500% due 2022	—	—	±
7.000% due 2023	41	48
7.500% due 2023	—	—	±
6.500% due 2024	1	1

	Principal Amount ($) or Shares	Market Value $
7.500% due 2024	25	29
8.500% due 2025	4	5
6.500% due 2028	7	9
7.000% due 2028	9	11
7.500% due 2028	13	14
8.500% due 2028	10	11
7.500% due 2029	1	1
8.000% due 2029	6	6
7.500% due 2030	12	12
8.000% due 2030	30	35
6.500% due 2032	47	56
7.000% due 2032	61	73
7.500% due 2032	4	5
5.000% due 2033	131	146
5.500% due 2038	146	163
6.000% due 2038	182	205
4.500% due 2039	474	522
5.000% due 2039	292	324
4.000% due 2040	231	258
4.500% due 2041	216	238
30 Year TBA (Ï) 3.500%	235	254
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	340
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	200	231
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	89	92

		14,494

United States Government Agencies - 3.2%
Federal Home Loan Bank Series 467 5.250% due 06/18/14	200	218
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	150	170
Federal National Mortgage Association 1.250% due 09/28/16	425	437
Freddie Mac 6.750% due 03/15/31	125	197

		1,022

Bond Market Fund	11

SSgA

Bond Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 14.8%
United States Treasury Notes 0.250% due 02/28/14	275	275
0.375% due 03/15/15	300	301
0.875% due 12/31/16	298	303
0.875% due 01/31/17	175	178
0.750% due 06/30/17	500	504
1.750% due 05/15/22	708	722
5.250% due 11/15/28	515	733
5.375% due 02/15/31	140	206
4.375% due 05/15/40	47	64
4.375% due 05/15/41	350	476
3.125% due 11/15/41	180	197
3.000% due 05/15/42	765	817

		4,776

Total Long-Term Investments (cost $29,673)		31,504

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 9.9%
SSgA Prime Money Market Fund	3,110,617	3,111
United States Treasury Bills (ÿ) 0.110% due 11/08/12 (§)	100	99

Total Short-Term Investments (cost $3,211)		3,210

Total Investments - 107.3% (identified cost $32,884)		34,714

Other Assets and Liabilities, Net - (7.3%)		(2,370)

Net Assets - 100.0%		32,344

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Note Futures	9	USD	1,985	12/12	1
United States Treasury 5 Year Note Futures	8	USD	997	12/12	4

Short Positions
United States Treasury 10 Year Note Futures	19	USD	2,541	12/12	(16)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(11)

See accompanying notes which are an integral part of the financial statements.

12	Bond Market Fund

SSgA

Bond Market Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$730	$—	$730	2.2
Corporate Bonds and Notes	—	7,824	—	7,824	24.2
International Debt	—	2,658	—	2,658	8.2
Mortgage-Backed Securities	—	14,494	—	14,494	44.8
United States Government Agencies	—	1,022	—	1,022	3.2
United States Government Treasuries	—	4,776	—	4,776	14.8
Short-Term Investments	3,111	99	—	3,210	9.9

Total Investments	3,111	31,603	—	34,714	107.3

Other Assets and Liabilities, Net					(7.3)

					100.0

Other Financial Instruments
Futures Contracts	(11)	—	—	(11)	(—	)*

Total Other Financial Instruments**	$(11)	$—	$—	$(11)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	13

This page has been intentionally left blank.

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including U.S. Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Barclays Capital U.S. Intermediate Government/Credit Index. The Fund seeks to match the Index’s duration while adding value through issue and sector selections.

Intermediate Fund

Period Ended 08/31/12	Total Return
1 Year	3.79%
5 Years	3.77	%+
10 Years	2.94	%+

Barclays Capital U.S. Intermediate Government/Credit Index#

Period Ended 08/31/12	Total Return
1 Year	4.04%
5 Years	5.80	%+
10 Years	4.92	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Intermediate Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 1.13%.

See related Notes on following page.

Intermediate Fund	15

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Intermediate Fund (the “Fund”) seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years. The Fund is benchmarked to the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 3.79%, and the total return for the Index was 4.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the Reporting Period, markets battled concerns that included the risks of European sovereign defaults, a euro zone breakup, and global economic slowdown, while central banks acted globally to counteract these risks. Although riskier investments declined at times during the period, they performed very well over the full course of the Reporting Period, thanks to the actions of central banks. The Index posted total returns of 4.04% for the Reporting Period and excess returns of 1.22% over Treasuries of comparable duration.

Two main factors boosted investment grade bonds despite a choppy global economic environment. The first factor was central bank policy around the world, including reducing target rates and taking nontraditional actions. Central banks lowered their primary target rates, which, together with signs of economic slowdown, depressed interest rates of the core sovereign bond markets. These actions had the intended effect of driving investors to take more risk in the search for higher yields and returns. German 10-Year Bund yields dipped below 1.20% during July 2012, while UK 10-Year Gilts dropped below 1.50%. In addition, the world’s central banks adopted even more powerful nontraditional policy tools. The original Operation Twist, announced in September 2011, led to an abrupt drop in long-term Treasury yields versus short-term yields. (In this action, the Federal Reserve buys long Treasuries while selling shorter-maturity Treasury notes). In December 2011, the European Central Bank (ECB) launched the Long Term Refinancing Operation (LTRO) to make low-rate loans to European banks. The LTRO ultimately provided over $1.2 trillion to the European banking system. In June 2012, the Fed extended Operation Twist to add more support to the bid for long Treasury debt. Finally, in August 2012, Mario Draghi, the ECB’s head, announced that the ECB would purchase debt of European nations. These programs helped risky assets by reducing the risk of a catastrophic default by a European government, reducing risk of a recession, and forcing investors to take on additional risk to achieve higher returns.

The second factor aiding the investment grade bond market was a strong fundamental picture. Corporations had strong balance sheets, with ample cash and well managed expenses, which aided operating leverage and revenue growth.

For the Reporting Period, the Fund underperformed the Index. Performance was driven by an overweight to spread product (bonds other than Treasuries that are evaluated by comparing their yields) in the beginning of the year and then by our shift to a more defensive position into the second quarter of 2012, similar to the end of 2011. Within credit, security selection in the industrials sector was the largest contributor to performance. This included multiple issuers and sub-sectors as well as our exposure to high yield bonds. The financial sector also helped performance, given the market demand for shorter-duration, higher-yield assets.

On the negative side, non-corporate debt, which includes debt from sovereign nations outside the US, detracted from performance. The portfolio was underweight due to global uncertainty. However, positive headlines about the European Central Bank and its long-term refinancing operation supported the sector. Another source of outperformance was a long-duration position that the portfolio maintained throughout the year. We maintained a longer-than-the-benchmark duration because the euro zone’s issues and slower-than-expected European and US economic growth made us feel confident that rates weren’t poised to rise. As a result we maintained our long-duration position for much of the year.

During the Reporting Period the Fund invested in US Treasury futures derivative contracts to hedge portfolio duration exposure. The impact was not considered material to the Fund.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

16	Intermediate Fund

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

*	Assumes initial investment on September 1, 2002.

#	The Barclays Capital, U.S. Intermediate Government/Credit Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries, government-related issues and corporates.

+	Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund	17

SSgA

Intermediate Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,022.60	$1,022.12
Expenses Paid During Period*	$3.05	$3.05

*	Expenses are equal to the Fund's annualized expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

18	Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 85.5%
Asset-Backed Securities - 1.9%
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	125	127
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050% due 10/11/16	185	187
Bank of America Auto Trust Series 2012-1 Class A3 0.780% due 06/15/16	67	67
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360% due 08/17/20	219	221
Toyota Auto Receivables Owner Trust Series 2012-A Class A3 0.750% due 02/16/16	169	170

		772

Corporate Bonds and Notes - 27.0%
Altera Corp. 1.750% due 05/15/17	150	153
Altria Group, Inc. 9.250% due 08/06/19	42	60
2.850% due 08/09/22	125	124
American Honda Finance Corp. 1.450% due 02/27/15 (l)	125	126
American International Group, Inc. 3.800% due 03/22/17	200	212
4.875% due 06/01/22	150	163
Amsouth Bank 5.200% due 04/01/15	200	206
Anheuser-Busch InBev Worldwide, Inc. 2.500% due 07/15/22	200	203
AT&T, Inc. 3.875% due 08/15/21	80	90
Bank of America Corp. 6.500% due 08/01/16	325	371
5.000% due 05/13/21	100	107
Baxter International, Inc. 2.400% due 08/15/22	250	251
BB&T Corp. 1.600% due 08/15/17	96	98
Broadcom Corp. 1.500% due 11/01/13	250	253

	Principal Amount ($) or Shares	Market Value $
Burlington Northern Santa Fe LLC 5.650% due 05/01/17	50	60
3.450% due 09/15/21	250	265
Campbell Soup Co. 2.500% due 08/02/22	152	152
CBS Corp. 1.950% due 07/01/17	200	204
Celgene Corp. 1.900% due 08/15/17	175	177
Cisco Systems, Inc. 5.500% due 02/22/16	100	116
Citigroup, Inc. 4.750% due 05/19/15	250	268
Comcast Corp. 6.500% due 01/15/15	50	57
4.950% due 06/15/16	25	28
Cooper US, Inc. 2.375% due 01/15/16	125	129
Daimler Finance NA LLC 2.950% due 01/11/17 (l)	125	131
Detroit Edison Co. (The) 2.650% due 06/15/22	175	181
Digital Realty Trust, LP 4.500% due 07/15/15	175	185
DirectTV Holdings LLC/DirectTV Financing Co., Inc. 3.800% due 03/15/22	175	181
Dollar General Corp. 4.125% due 07/15/17	250	260
Dover Corp. 4.875% due 10/15/15	25	28
eBay, Inc. 0.875% due 10/15/13	165	166
2.600% due 07/15/22	250	253
Ecolab, Inc. 4.350% due 12/08/21	125	142
Enterprise Products Operating LLC 1.250% due 08/13/15	73	74
Express Scripts Holding Co. 4.750% due 11/15/21 (l)	125	144
Ford Motor Credit Co. LLC 3.875% due 01/15/15	250	260
Genentech, Inc. 4.750% due 07/15/15	50	56
General Electric Capital Corp. 6.250% due 12/31/49 (ƒ)	200	207
Genworth Financial, Inc. 4.950% due 10/01/15	50	50

Intermediate Fund	19

SSgA

Intermediate Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The) 5.625% due 01/15/17	50	54
6.150% due 04/01/18	225	256
5.750% due 01/24/22	225	248
Hershey Co. (The) 4.850% due 08/15/15	50	56
Hewlett-Packard Co. 1.550% due 05/30/14	25	25
HSBC Finance Corp. 6.676% due 01/15/21	111	126
ING US, Inc. 5.500% due 07/15/22 (l)	225	232
Jabil Circuit, Inc. 4.700% due 09/15/22	250	251
JPMorgan Chase & Co. 3.150% due 07/05/16	450	477
4.350% due 08/15/21	75	82
Kraft Foods, Inc. 5.250% due 10/01/13	125	131
Laboratory Corp. of America Holdings 3.750% due 08/23/22	140	145
Lorillard Tobacco Co. 2.300% due 08/21/17	88	89
Macy’s Retail Holdings, Inc. 5.900% due 12/01/16	50	58
3.875% due 01/15/22	70	76
MetLife, Inc. 6.750% due 06/01/16	100	120
MidAmerican Energy Holdings Co. 5.750% due 04/01/18	125	151
Morgan Stanley 4.750% due 03/22/17	250	257
Newell Rubbermaid Inc. 2.000% due 06/15/15	158	159
News America, Inc. 4.500% due 02/15/21	150	172
Packaging Corp. of America 3.900% due 06/15/22	94	97
Phillips 66 4.300% due 04/01/22 (l)	145	158
Pioneer Natural Resources Co. 3.950% due 07/15/22	200	208
Plains All American Pipeline, LP / PAA Finance Corp. 3.950% due 09/15/15	125	135
PSEG Power LLC 5.500% due 12/01/15	50	56

	Principal Amount ($) or Shares	Market Value $
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	54
Southern Copper Corp. 5.375% due 04/16/20	180	202
UnionBanCal Corp. 3.500% due 06/18/22	123	130
United Technologies Corp. 3.100% due 06/01/22	104	111
US Bancorp 3.000% due 03/15/22	50	52
Wal-Mart Stores, Inc. 4.250% due 04/15/21	125	147
Wisconsin Electric Power Co. 2.950% due 09/15/21	125	133
Xerox Corp. 2.950% due 03/15/17	170	174

		11,013

International Debt - 9.2%
America Movil SAB de CV 3.125% due 07/16/22	200	205
Anglo American Capital PLC 2.150% due 09/27/13 (l)	250	252
Barclays Bank PLC 2.750% due 02/23/15	125	128
BAT International Finance PLC 2.125% due 06/07/17 (l)	200	203
BP Capital Markets PLC 3.561% due 11/01/21	125	136
Brazilian Government International Bond Series A 8.000% due 01/15/18	61	73
British Telecommunications PLC 2.000% due 06/22/15	200	204
Covidien International Finance SA 1.350% due 05/29/15	200	202
4.200% due 06/15/20	125	141
European Investment Bank 1.625% due 06/15/17	250	258
ING Bank NV 3.750% due 03/07/17 (l)	250	259
Korea Gas Corp. 2.250% due 07/25/17 (l)	250	250
Landesbank Baden-Wuerttemberg NY 5.050% due 12/30/15	200	225
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	106

20	Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Petrobras International Finance Co. - Pifco 6.125% due 10/06/16	25	28
3.500% due 02/06/17	375	388
Petroleos Mexicanos 4.875% due 01/24/22 (l)	150	168
Republic of Italy 5.250% due 09/20/16	125	127
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	125	127
Telefonica Emisiones SAU 6.421% due 06/20/16	65	66
Tyco Electronics Group SA 1.600% due 02/03/15	125	127
Vale Overseas, Ltd. 6.250% due 01/23/17	75	86

		3,759

Mortgage-Backed Securities - 5.7%
Fannie Mae 30 Year TBA (Ï) 3.000%	2,250	2,334

United States Government Agencies - 7.9%
Federal Home Loan Mortgage Corp. 0.625% due 12/29/14	500	503
2.375% due 01/13/22	795	836
Federal National Mortgage Association 0.750% due 12/19/14	500	504
1.250% due 09/28/16	350	360
1.375% due 11/15/16	500	516
Freddie Mac 0.750% due 11/25/14	500	505

		3,224

United States Government Treasuries - 33.8%
United States Treasury Notes 1.750% due 01/31/14	800	817
1.875% due 02/28/14	1,575	1,614
0.250% due 03/31/14	200	200
0.250% due 09/15/14	1,107	1,107
2.625% due 12/31/14	250	264
2.000% due 01/31/16	3,000	3,168
3.000% due 08/31/16	405	446
0.875% due 12/31/16	1,525	1,550
0.875% due 01/31/17	175	178
1.000% due 03/31/17	244	249
0.625% due 05/31/17	325	326

	Principal Amount ($) or Shares	Market Value $

0.750% due 06/30/17	2,940	2,965
1.750% due 05/15/22	403	411
3.000% due 05/15/42	475	507

		13,802

Total Long-Term Investments (cost $33,724)		34,904

Short-Term Investments - 17.9%
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	78
European Investment Bank 4.250% due 07/15/13	225	233
National Fuel Gas Co. 5.250% due 03/01/13	20	20
SSgA Prime Money Market Fund	2,325,712	2,326
United States Treasury Bills(ÿ) 0.110% due 11/08/12 (§)	100	100
United States Treasury Notes 0.750% due 03/31/13	1,185	1,189
1.750% due 04/15/13	1,875	1,893
0.375% due 06/30/13	175	175
3.375% due 07/31/13	1,250	1,286

Total Short-Term Investments (cost $7,238)		7,300

Total Investments - 103.4% (identified cost $40,962)		42,204

Other Assets and Liabilities, Net - (3.4%)		(1,389)

Net Assets - 100.0%		40,815

Intermediate Fund	21

SSgA

Intermediate Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Note Futures	13	USD	2,868	12/12	2
United States Treasury 5 Year Note Futures	14	USD	1,745	12/12	7

Short Positions
United States Treasury 10 Year Note Futures	19	USD	2,541	12/12	(16)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(7)

See accompanying notes which are an integral part of the financial statements.

22	Intermediate Fund

SSgA

Intermediate Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$772	$—	$772	1.9
Corporate Bonds and Notes	—	11,013	—	11,013	27.0
International Debt	—	3,759	—	3,759	9.2
Mortgage-Backed Securities	—	2,334	—	2,334	5.7
United States Government Agencies	—	3,224	—	3,224	7.9
United States Government Treasuries	—	13,802	—	13,802	33.8
Short-Term Investments	2,326	4,974	—	7,300	17.9

Total Investments	2,326	39,878	—	42,204	103.4

Other Assets and Liabilities, Net					(3.4)

					100.0

Other Financial Instruments
Futures Contracts	(7)	—	—	(7)	(—	)*

Total Other Financial Instruments**	$(7)	$—	$—	$(7)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	23

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing primarily in fixed-income securities, including but not limited to those represented by the Barclays Capital U.S. Corporate High Yield Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund’s performance to seek excess returns over Barclays Capital U.S. High-Yield 2% Issuer Capped Index.

High Yield Bond Fund

Period Ended 08/31/12	Total Return
1 Year	13.17%
5 Years	8.84	%+
10 Years	8.78	%+

Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index#

Period Ended 08/31/12	Total Return
1 Year	13.84%
5 Years	9.74	%+
10 Years	10.63	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund share. The gross expense ratio for the High Yield Bond Fund as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is .84%.

See related Notes on following page.

24	High Yield Bond Fund

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA High Yield Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index. The Fund is benchmarked to the Barclays Capital U.S. High-Yield 2% Issuer Capped Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was 13.17%, and the total return for the Index was 13.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

During the Reporting Period, markets battled concerns that included the risks of European sovereign defaults, a euro zone breakup, and global economic slowdown, while central banks acted globally to counteract these risks. Although riskier investments declined at times during the period, they performed very well over the full course of the Reporting Period, thanks to the actions of central banks. The Index posted total returns of 13.84% for the Reporting Period and excess returns of 10.48% over Treasuries of comparable duration.

Two main factors boosted high yield corporate bonds despite a choppy global economic environment. The first factor was central bank policy around the world, including reducing target rates and taking nontraditional actions. Central banks lowered their primary target rates, which, together with signs of economic slowdown, depressed interest rates of the core sovereign bond markets. These actions had the intended effect of driving investors to take more risk in the search for higher yields and returns. German 10-Year Bund yields dipped below 1.20% during July 2012, while UK 10-Year Gilts dropped below 1.50%. In addition, the world’s central banks adopted even more powerful nontraditional policy tools. The original Operation Twist, announced in September 2011, led to an abrupt drop in long-term Treasury yields versus short-term yields. (In this action, the Federal Reserve buys long Treasuries while selling shorter-maturity Treasury notes). In December 2011, the European Central Bank (ECB) launched the Long Term Refinancing Operation (LTRO) to make low-rate loans to European banks. The LTRO ultimately provided over $1.2 trillion to the European banking system. In June 2012, the Fed extended Operation Twist to add more support to the bid for long Treasury debt. Finally, in August 2012, Mario Draghi, the ECB’s head, announced that the ECB would purchase debt of European nations. These programs helped risky assets by reducing the risk of a catastrophic default by a European government, reducing risk of a recession, and forcing investors to take on additional risk to achieve higher returns.

The second factor aiding the high yield corporate market was a strong fundamental picture. Corporations had strong balance sheets, with ample cash and well managed expenses aiding operating leverage and revenue growth.

For the Reporting Period, the Fund underperformed the Index. Much of the underperformance resulted from the Fund adopting a more defensive investment stance during 2012. To minimize the drag from cash primarily due to managing fund flows, the Fund invested in derivative contracts that broadly track the high yield market in order to gain exposure to high yield credit because we could not purchase bonds in the market on a timely basis. On a sector level, overweight positions in autos and basic industry sectors helped performance. Autos performed well as Ford was upgraded by Fitch to investment grade during the Reporting Period and GM was rated below investment grade by Moody’s but with a positive outlook that could portend an upgrade to investment grade. Underweight positions in home construction and banking detracted from performance during the Reporting Period. This positioning was consistent with the Fund’s defensive posture. Offsetting the performance drag from this defensive portfolio positioning was a positive contribution from security selection, particularly in industrials and financials.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

High Yield Bond Fund	25

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

#	The Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index is an issuer-constrained version of the U.S. Corporate High-Yield Index that covers the USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. The U.S. High-Yield 2% Issuer Capped Index follows the same index construction rules as the uncapped index but limits issuer the exposure of each issuer to 2% of the total market value and redistributes the excess market value index-side on a pro-rata basis.

+	Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

26	High Yield Bond Fund

SSgA

High Yield Bond Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,040.10	$1,021.37
Expenses Paid During Period*	$3 .85	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

High Yield Bond Fund	27

SSgA

High Yield Bond Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 87.4%
Corporate Bonds and Notes - 72.9%
ACE Cash Express, Inc. 11.000% due 02/01/19 (l)	300	279
Advanced Micro Devices, Inc. 7.500% due 08/15/22 (l)	550	542
AES Corp. (The) 9.750% due 04/15/16	525	627
Allison Transmission, Inc. 7.125% due 05/15/19 (l)	350	370
Ally Financial, Inc. 5.500% due 02/15/17	1,250	1,300
Series 8 6.750% due 12/01/14	525	566
AMC Entertainment, Inc. 9.750% due 12/01/20	500	552
American Casino & Entertainment Properties LLC / ACEP Finance Corp. 11.000% due 06/15/14	360	376
AmeriGas Finance LLC / AmeriGas Finance Corp. 6.750% due 05/20/20	500	532
Ashtead Capital, Inc. 6.500% due 07/15/22 (l)	525	546
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250% due 01/15/19 (l)	250	270
Beazer Homes USA, Inc. 6.625% due 04/15/18 (l)	1,000	1,022
Berry Plastics Corp. 9.500% due 05/15/18	450	486
Biomet, Inc. 11.625% due 10/15/17	225	240
Boyd Gaming Corp. 9.000% due 07/01/20 (l)	450	446
Building Materials Corp. of America 6.750% due 05/01/21 (l)	250	273
Burlington Coat Factory Warehouse Corp. 10.000% due 02/15/19	500	539
Caesars Entertainment Operating Co., Inc. 11.250% due 06/01/17	250	269
Calpine Corp. 7.500% due 02/15/21 (l)	650	721
Calumet Specialty Products Partners, LP/Calumet Finance Corp. 9.625% due 08/01/20 (l)	475	505

	Principal Amount ($) or Shares	Market Value $
Capella Healthcare, Inc. 9.250% due 07/01/17	200	212
Case New Holland, Inc. 7.875% due 12/01/17	400	470
CCO Holdings LLC / CCO Holdings Capital Corp. 5.250% due 09/30/22	550	544
Ceridian Corp. 8.875% due 07/15/19 (l)	475	509
Chaparral Energy, Inc. 9.875% due 10/01/20	250	284
8.250% due 09/01/21	125	136
Chesapeake Energy Corp. 6.125% due 02/15/21	500	496
Chrysler Group LLC / CG Co.-Issuer, Inc. 8.250% due 06/15/21	525	554
CHS/Community Health Systems, Inc. 5.125% due 08/15/18	550	567
8.000% due 11/15/19	500	540
Cincinnati Bell, Inc. 8.750% due 03/15/18	475	480
CIT Group, Inc. 7.000% due 05/02/17 (l)	144	144
4.250% due 08/15/17	1,000	1,014
5.250% due 03/15/18	500	521
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625% due 01/15/16	225	239
7.625% due 01/15/16 (l)	450	477
Clayton Williams Energy, Inc. 7.750% due 04/01/19	500	496
Clean Harbors, Inc. 5.250% due 08/01/20 (l)	800	821
Clear Channel Communications, Inc. 5.500% due 09/15/14	250	215
Clear Channel Worldwide Holdings, Inc. Series A 7.625% due 03/15/20	125	120
Series B 7.625% due 03/15/20	625	606
Cleaver-Brooks, Inc. 12.250% due 05/01/16 (l)	200	212
CNH Capital LLC 6.250% due 11/01/16 (l)	650	705
CommScope, Inc. 8.250% due 01/15/19 (l)	215	230

28	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Continental Resources, Inc. 5.000% due 09/15/22 (l)	550	573
Cricket Communications, Inc. 10.000% due 07/15/15	750	774
CSC Holdings LLC 7.625% due 07/15/18	450	512
DAE Aviation Holdings, Inc. 11.250% due 08/01/15 (l)	200	206
DaVita, Inc. 5.750% due 08/15/22	552	574
Delphi Corp. 6.125% due 05/15/21	600	660
Delta Air Lines 2007-1 Class C Pass Through Trust Series 071C 8.954% due 08/10/14	216	220
Delta Air Lines, Inc. 12.250% due 03/15/15 (l)	125	136
Deluxe Corp. 7.000% due 03/15/19	300	315
DineEquity, Inc. 9.500% due 10/30/18	200	224
DISH DBS Corp. 6.750% due 06/01/21	1,500	1,597
5.875% due 07/15/22 (l)	500	504
Dollar General Corp. 4.125% due 07/15/17	750	780
Dynacast International LLC / Dynacast Finance, Inc. 9.250% due 07/15/19	375	394
El Paso LLC 7.250% due 06/01/18	300	346
Energy Future Holdings Corp. 10.000% due 01/15/20	440	485
Energy XXI Gulf Coast, Inc. 9.250% due 12/15/17	300	334
EnergySolutions, Inc. / EnergySolutions LLC 10.750% due 08/15/18	375	331
EP Energy LLC / EP Energy Finance, Inc. 9.375% due 05/01/20 (l)	313	340
EP Energy LLC / Everest Acquisition Finance, Inc. 7.750% due 09/01/22 (l)	275	276
Equinix, Inc. 7.000% due 07/15/21	500	561
FGI Operating Co. LLC / FGI Finance, Inc. 7.875% due 05/01/20 (l)	500	527

	Principal Amount ($) or Shares	Market Value $
Fidelity National Information Services, Inc. 5.000% due 03/15/22	500	520
First Data Corp. 9.875% due 09/24/15	192	196
11.250% due 03/31/16	250	240
6.750% due 11/01/20 (l)	275	273
Ford Motor Credit Co. LLC 6.625% due 08/15/17	400	460
5.750% due 02/01/21	525	577
Freescale Semiconductor, Inc. 9.250% due 04/15/18 (l)	350	379
Fresenius Medical Care US Finance, Inc. 6.500% due 09/15/18 (l)	325	364
Frontier Communications Corp. 9.250% due 07/01/21	750	855
7.125% due 01/15/23	550	560
General Motors Financial Co., Inc. 6.750% due 06/01/18	275	305
Genworth Financial, Inc. 6.150% due 11/15/66	400	240
Georgia Gulf Corp. 9.000% due 01/15/17 (l)	325	364
GWR Operating Partnership LLP 10.875% due 04/01/17	200	225
GXS Worldwide, Inc. 9.750% due 06/15/15	275	284
HCA, Inc. 8.000% due 10/01/18	750	853
5.875% due 03/15/22	900	957
Hertz Corp. (The) 6.750% due 04/15/19	325	341
Hexion US Finance Corp. 6.625% due 04/15/20	250	253
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875% due 02/01/18	675	680
Host Hotels & Resorts, LP 4.750% due 03/01/23	550	564
Hughes Satellite Systems Corp. 7.625% due 06/15/21	325	359
ILFC E-Capital Trust II 6.250% due 12/21/65 (l)	350	266
International Lease Finance Corp. 6.250% due 05/15/19	275	288
8.250% due 12/15/20	350	410
8.625% due 01/15/22	300	353
iPayment, Inc. 10.250% due 05/15/18	325	297

High Yield Bond Fund	29

SSgA

High Yield Bond Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Iron Mountain, Inc. 5.750% due 08/15/24	286	289
Isabelle Acquisition Sub, Inc. 10.000% due 11/15/18 (l)	500	528
j2 Global, Inc. 8.000% due 08/01/20 (l)	500	503
Jabil Circuit, Inc. 4.700% due 09/15/22	500	503
Jaguar Holdings Co / Merger 9.500% due 12/01/19 (l)	625	697
JMC Steel Group 8.250% due 03/15/18 (l)	500	511
Kaiser Aluminum Corp. 8.250% due 06/01/20 (l)	500	530
KB Home 8.000% due 03/15/20	250	268
7.500% due 09/15/22	700	725
Kinetic Concepts, Inc. / KCI USA Inc 10.500% due 11/01/18 (l)	225	229
12.500% due 11/01/19 (l)	275	249
Laredo Petroleum, Inc. 7.375% due 05/01/22	500	538
Level 3 Communications, Inc. 8.875% due 06/01/19 (l)	250	255
11.875% due 02/01/19	200	223
Level 3 Financing, Inc. 8.625% due 07/15/20	450	482
Libbey Glass, Inc. 6.875% due 05/15/20 (l)	500	533
Liberty Mutual Group, Inc. 10.750% due 06/15/58 (l)	175	245
Linn Energy LLC / Linn Energy Finance Corp. 6.250% due 11/01/19 (l)	500	494
MacDermid, Inc. 9.500% due 04/15/17 (l)	400	418
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. 6.250% due 06/15/22	625	664
McClatchy Co. (The) 11.500% due 02/15/17	850	901
McJunkin Red Man Corp. 9.500% due 12/15/16	300	327
Mcron Finance Sub LLC / Mcron Finance Corp. 8.375% due 05/15/19 (l)	500	514
Meritage Homes Corp. 7.000% due 04/01/22	500	525

	Principal Amount ($) or Shares	Market Value $

MGM Resorts International 6.875% due 04/01/16	500	512
7.750% due 03/15/22	250	252
Michael Foods Group, Inc. 9.750% due 07/15/18	250	276
Michaels Stores, Inc. 11.375% due 11/01/16	125	132
7.750% due 11/01/18	325	346
Monitronics International, Inc. 9.125% due 04/01/20	500	510
MultiPlan, Inc. 9.875% due 09/01/18 (l)	200	220
Mylan, Inc. 7.625% due 07/15/17 (l)	300	333
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	250	257
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.875% due 03/15/22 (l)	550	584
Newfield Exploration Co. 5.750% due 01/30/22	650	712
Nextel Communications, Inc. Series D 7.375% due 08/01/15	156	157
Nortek, Inc. 10.000% due 12/01/18	325	356
NRG Energy, Inc. 7.875% due 05/15/21	450	482
Nuveen Investments, Inc. 5.500% due 09/15/15	375	339
Party City Holdings, Inc. 8.875% due 08/01/20 (l)	500	529
Peabody Energy Corp. 6.000% due 11/15/18 (l)	275	281
Pinnacle Entertainment, Inc. 7.750% due 04/01/22	500	538
Pittsburgh Glass Works LLC 8.500% due 04/15/16 (l)	550	503
Plains Exploration & Production Co. 6.125% due 06/15/19	750	791
Provident Funding Associates, LP / PFG Finance Corp. 10.250% due 04/15/17 (l)	250	266
Regions Bank 6.450% due 06/26/37	200	200
Regions Bank Series BKNT 7.500% due 05/15/18	300	350

30	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resolute Forest Products 10.250% due 10/15/18	362	414
Revlon Consumer Products Corp. 9.750% due 11/15/15	200	212
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 6.875% due 02/15/21	340	368
9.875% due 08/15/19	920	973
Rite Aid Corp. 9.500% due 06/15/17	1,075	1,109
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.000% due 06/01/20 (l)	225	241
RR Donnelley & Sons Co. 8.250% due 03/15/19	500	508
Sabre, Inc. 8.500% due 05/15/19 (l)	500	518
Sally Holdings LLC / Sally Capital, Inc. 5.750% due 06/01/22	250	269
Samson Investment Co. 9.750% due 02/15/20 (l)	625	644
SandRidge Energy, Inc. 8.125% due 10/15/22 (l)	500	523
SBA Telecommunications, Inc. 5.750% due 07/15/20 (l)	333	348
ServiceMaster Co. 10.750% due 07/15/15 (l)	239	246
7.000% due 08/15/20 (l)	431	439
Smithfield Foods, Inc. 6.625% due 08/15/22	1,000	1,024
SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875% due 08/01/20 (l)	500	515
Sprint Nextel Corp. 7.000% due 03/01/20 (l)	1,250	1,369
Standard Pacific Corp. 8.375% due 05/15/18	475	532
SunGard Data Systems, Inc. 10.250% due 08/15/15	350	358
SUPERVALU, Inc. 7.500% due 11/15/14	250	240
8.000% due 05/01/16	525	470
Surgical Care Affiliates, Inc. 10.000% due 07/15/17 (l)	275	281
Taminco Global Chemical Corp. 9.750% due 03/31/20 (l)	485	512
Tenet Healthcare Corp. 10.000% due 05/01/18	200	230

	Principal Amount ($) or Shares	Market Value $
Tenneco, Inc. 7.750% due 08/15/18	250	273
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.500% due 10/01/20 (l)	125	101
Textron Financial Corp. 6.000% due 02/15/67 (l)	350	287
Toys R Us, Inc. 10.375% due 08/15/17 (l)	1,000	1,001
TRAC Intermodal LLC / TRAC Intermodal Corp. 11.000% due 08/15/19 (l)	275	276
TransDigm, Inc. 7.750% due 12/15/18	475	529
TransUnion Holding Co., Inc. 9.625% due 06/15/18 (l)	500	543
UCI International, Inc. 8.625% due 02/15/19	250	250
United Rentals North America 8.375% due 09/15/20	250	268
UR Merger Sub Corp. 7.375% due 05/15/20 (l)	500	530
Valeant Pharmaceuticals International 6.750% due 08/15/21 (l)	475	482
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc. 7.750% due 02/01/19 (l)	500	521
Viasystems, Inc. 7.875% due 05/01/19 (l)	750	737
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.250% due 07/15/19 (l)	500	520
Windstream Corp. 7.500% due 06/01/22	600	612
Wyle Services Corp. 10.500% due 04/01/18 (l)	200	216
Zayo Group LLC / Zayo Capital, Inc. 8.125% due 01/01/20	302	321

		83,072

International Debt - 12.5%
Ardagh Packaging Finance PLC 9.125% due 10/15/20 (l)	250	261
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% due 10/15/17 (l)	500	536

High Yield Bond Fund	31

SSgA

High Yield Bond Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CEVA Group PLC 8.375% due 12/01/17 (l)	500	486
Dematic SA 8.750% due 05/01/16 (l)	300	319
FMG Resources Pty, Ltd. 8.250% due 11/01/19 (l)	350	348
6.875% due 04/01/22 (l)	500	460
Harvest Operations Corp. 6.875% due 10/01/17	600	642
HBOS PLC Series GMTN 6.750% due 05/21/18 (l)	500	493
INEOS Group Holdings SA 8.500% due 02/15/16 (l)	250	236
Intelsat Luxembourg SA 11.500% due 02/04/17	263	276
Lafarge SA 6.500% due 07/15/16	400	436
LyondellBasell Industries NV 5.000% due 04/15/19	1,050	1,113
MEG Energy Corp. 6.375% due 01/30/23 (l)	1,250	1,303
Navios Maritime Holdings, Inc. / Navios Maritime Finance US Inc 8.875% due 11/01/17	300	306
New Gold, Inc. 7.000% due 04/15/20 (l)	500	526
Offshore Group Investments, Ltd. 11.500% due 08/01/15	750	829
PetroBakken Energy, Ltd. 8.625% due 02/01/20 (l)	545	557
QBE Capital Funding III, Ltd. 7.250% due 05/24/41 (l)	550	539
Rexel SA 6.125% due 12/15/19 (l)	500	513
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	300	305
7.648% due 09/30/49 (ƒ)	325	305
Sable International Finance, Ltd. 8.750% due 02/01/20 (l)	635	700
Sappi Papier Holding GmbH 7.750% due 07/15/17 (l)	450	470
Seagate HDD Cayman 7.000% due 11/01/21	620	663

	Principal Amount ($) or Shares	Market Value $
Seven Seas Cruises S de RL LLC 9.125% due 05/15/19	225	234
Trinidad Drilling, Ltd. 7.875% due 01/15/19 (l)	500	538
UPCB Finance VI, Ltd. 6.875% due 01/15/22 (l)	500	530
XL Group PLC Series E 6.500% due 03/29/49 (ƒ)	400	365

		14,289

Loan Agreements - 2.0%
Chesapeake Energy Corp. 8.500% due 12/02/17 (Ê)(l)	1,250	1,252
Ineos US Finance LLC 6.500% due 05/04/18 (Ê)(l)	998	999

		2,251

Total Long-Term Investments (cost $95,251)		99,612

Short-Term Investments - 10.7%
MGM Resorts International 6.750% due 04/01/13	150	154
SSgA Prime Money Market Fund	11,975,468	11,975
United Air Lines, Inc. 9.875% due 08/01/13 (l)	142	146

Total Short-Term Investments (cost $12,250)		12,275

Total Investments - 98.1% (identified cost $107,501)		111,887

Other Assets and Liabilities, Net -1.9%		2,112

Net Assets - 100.0%		113,999

See accompanying notes which are an integral part of the financial statements.

32	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Markit CDX North American High Yield Index	Barclays Bank PLC	USD	2,475	5.000%	06/14/17	(17)
Markit CDX North American High Yield Index	Barclays Bank PLC	USD	3,960	5.000%	06/14/17	(27)
Markit CDX North American High Yield Index	Barclays Bank PLC	USD	1,980	5.000%	06/14/17	(14)

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($180)						(58)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($180)						(58)

*	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund	33

SSgA

High Yield Bond Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$83,072	$—	$83,072	72.9
International Debt	—	14,289	—	14,289	12.5
Loan Agreements	—	2,251	—	2,251	2.0
Short-Term Investments	11,975	300	—	12,275	10.7

Total Investments	11,975	99,912	—	111,887	98.1

Other Assets and Liabilities, Net					1.9

					100.0

Other Financial Instruments
Credit Default Swap Contracts	—	122	—	122	0.1

Total Other Financial Instruments*	$—	$122	$—	$122

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

34	High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Schedules of Investments — August 31, 2012

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ƒ)	Perpetual floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations

TBA - To Be Announced Security

See accompanying notes which are an integral part of the financial statements.

Notes to Schedules of Investments	35

SSgA

Fixed Income Funds

Statements of Assets and Liabilities — August 31, 2012

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$32,884	$40,962	$107,501
Investments, at market*	34,714	42,204	111,887
Receivables:
Dividends and interest	176	172	1,730
Dividends from affiliated money market funds	—	—	1
Investments sold	769	835	1,182
Fund shares sold	50	9	176
From advisor	13	8	19
Prepaid expenses	3	3	3

Total assets	35,725	43,231	114,998

Liabilities
Payables:
Investments purchased	3,244	2,325	811
Fund shares redeemed	44	1	32
Accrued fees to affiliates and trustees	25	33	45
Other accrued expenses	61	52	53
Daily variation margin on futures contracts	7	5	—
Credit default swap contracts, at market value**	—	—	58

Total liabilities	3,381	2,416	999

Net Assets	$32,344	$40,815	$113,999

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$66	$51	$611
Accumulated net realized gain (loss)	(40,680)	(6,859)	(260)
Unrealized appreciation (depreciation) on:
Investments	1,830	1,242	4,386
Futures contracts	(11)	(7)	—
Credit default swap contracts	—	—	122
Shares of beneficial interest	3	4	14
Additional paid-in capital	71,136	46,384	109,126

Net Assets	$32,344	$40,815	$113,999

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$9.25	$9.36	$8.36
Net assets	$32,344,471	$40,814,649	$113,999,305
Shares outstanding ($.001 par value)	3,497,623	4,361,413	13,634,517

Amounts in thousands

* Investments in Affiliated issuers, SSgA Prime Money Market Fund	$3,111	$2,326	$11,975
** Credit default swap contracts — premiums paid (received)	$—	$—	$(180)
(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

36	Statements of Assets and Liabilities

SSgA

Fixed Income Funds

Statements of Operations — For the Period Ended August 31, 2012

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$—	$—	$30
Dividends from affiliated money market funds	2	2	10
Interest	1,057	839	6,901

Total investment income	1,059	841	6,941

Expenses
Advisory fees	103	120	295
Administrative fees	41	43	61
Custodian fees	69	46	74
Distribution fees — Institutional Class	16	78	228
Distribution fees — Class R	— *	—	—
Transfer agent fees	68	33	49
Professional fees	63	60	48
Registration fees	24	16	43
Shareholder servicing fees — Institutional Class	8	19	8
Shareholder servicing fees — Class R	— *	—	—
Trustees’ fees	11	11	12
Insurance fees	1	1	3
Printing fees	28	17	40
Miscellaneous	4	3	3

Expenses before reductions	436	447	864
Expense reductions	(264)	(207)	(127)

Net expenses	172	240	737

Net investment income (loss)	887	601	6,204

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,362	698	399
Futures contracts	(102)	(102)	—
Options written	13	13	—
Credit default swap contracts	—	—	51

Net realized gain (loss)	1,273	609	450

Net change in unrealized appreciation (depreciation) on:
Investments	(229)	279	5,302
Futures contracts	2	2	—
Credit default swap contracts	—	—	122

Net change in unrealized appreciation (depreciation)	(227)	281	5,424

Net realized and unrealized gain (loss)	1,046	890	5,874

Net Increase (Decrease) in Net Assets from Operations	$1,933	$1,491	$12,078

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	37

SSgA

Fixed Income Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2012	2011	2012	2011	2012	2011

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$887	$1,578	$601	$892	$6,204	$6,601
Net realized gain (loss)	1,273	959	609	830	450	2,229
Net change in unrealized appreciation (depreciation)	(227)	(279)	281	(226)	5,424	(3,934)

Net increase (decrease) in net assets from operations	1,933	2,258	1,491	1,496	12,078	4,896

Distributions
From net investment income
Institutional Class	(944)	(1,585)	(620)	(890)	(6,365)	(6,396)
Class R	(2)	(8)	—	—	—	—

Net decrease in net assets from distributions	(946)	(1,593)	(620)	(890)	(6,365)	(6,396)

Share Transactions
Net increase (decrease) in net assets from share transactions	(12,407)	(3,067)	1,348	(638)	29,660	28,728

Total Net Increase (Decrease) in Net Assets	(11,420)	(2,402)	2,219	(32)	35,373	27,228
Net Assets
Beginning of period	43,764	46,166	38,596	38,628	78,626	51,398

End of period	$32,344	$43,764	$40,815	$38,596	$113,999	$78,626

Undistributed (overdistributed) net investment income included in net assets	$66	$125	$51	$70	$611	$624

See accompanying notes which are an integral part of the financial statements.

38	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSgA

Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income
Bond Market Fund
August 31, 2012	8.98	.23	.29	.52	(.25)
August 31, 2011	8.86	.31	.12	.43	(.31)
August 31, 2010	8.39	.33	.47	.80	(.33)
August 31, 2009	8.17	.35	.23	.58	(.36)
August 31, 2008	9.14	.44	(.99)	(.55)	(.42)
Intermediate Fund
August 31, 2012	9.16	.14	.20	.34	(.14)
August 31, 2011	9.00	.21	.16	.37	(.21)
August 31, 2010	8.59	.24	.41	.65	(.24)
August 31, 2009	8.34	.26	.26	.52	(.27)
August 31, 2008	9.00	.38	(.64)	(.26)	(.40)
High Yield Bond Fund
August 31, 2012	7.90	.52	.48	1.00	(.54)
August 31, 2011	7.84	.58	.06	.64	(.58)
August 31, 2010	7.12	.73	.74	1.47	(.75)
August 31, 2009	7.60	.64	(.48)	.16	(.64)
August 31, 2008	8.27	.61	(.68)	(.07)	(.60)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

40	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

(.25)	9.25	5.85	32,344	.50	1.27	2.58	205
(.31)	8.98	5.00	43,483	.50	1.08	3.51	447
(.33)	8.86	9.79	45,903	.50	1.08	3.89	502
(.36)	8.39	7.39	41,151	.50	1.08	4.41	408
(.42)	8.17	(6.14)	52,456	.50	.78	4.96	287

(.14)	9.36	3.79	40,815	.60	1.12	1.51	194
(.21)	9.16	4.15	38,596	.60	1.13	2.30	533
(.24)	9.00	7.75	38,628	.60	1.15	2.78	538
(.27)	8.59	6.42	41,308	.60	1.84	3.19	414
(.40)	8.34	(2.94)	38,497	.60	1.06	4.42	330

(.54)	8.36	13.17	113,999	.75	.88	6.30	196
(.58)	7.90	8.16	78,626	.75	.83	7.02	294
(.75)	7.84	21.46	51,398	.75	1.01	9.43	294
(.64)	7.12	3.65	51,856	.75	1.06	10.20	289
(.60)	7.60	(.87)	50,365	.75	1.02	7.66	106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	41

SSgA

Fixed Income Funds

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

On July 31, 2012, the Investment Company ceased offering Class R Shares with respect to the Bond Market Fund, and the outstanding Class R Shares were converted into Institutional Class Shares of the Bond Market Fund having the same aggregate value as such Class R Shares.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

42	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2012

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Notes to Financial Statements	43

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2012

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended August 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At August 31, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

44	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2012

At August 31, 2012, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Bond Market Fund	$—	$—	$223,124	$195,353	$40,164,567	$21,453	$—	$40,604,497
Intermediate Fund	$—	$—	$—	$616,102	$6,235,911	$—	$—	$6,852,013
High Yield Bond Fund	$—	$—	$—	$—	$233,572	$—	$—	$233,572

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2012, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Cost of Investments for Tax Purposes	$32,970,633	$40,970,831	$107,527,766

Gross Tax Unrealized Appreciation	1,757,314	1,235,449	4,782,600
Gross Tax Unrealized Depreciation	(13,642)	(2,216)	(423,336)

Net Unrealized Appreciation (Depreciation)	$1,743,672	$1,233,233	$4,359,264

Components of Distributable Earnings
Undistributed Ordinary Income	$66,133	$51,026	$653,763
Capital Loss Carryforward	$(40,604,497)	$(6,852,013)	$(233,572)
Tax Composition of Distributions
Ordinary Income	$945,439	$620,372	$6,364,757

As permitted by tax regulations, the Intermediate Fund intends to defer a long term realized capital loss incurred from November 1, 2011 to August 31, 2012 in the amount of $5,613 and treat it as arising in the fiscal year 2013.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into

Notes to Financial Statements	45

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Fixed Income Funds

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mortgage dollar rolls (principally in TBAs) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of August 31, 2012, the Bond Market Fund, Intermediate Fund and High Yield Bond Fund held no mortgage dollar rolls.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The Bond Market and High Yield Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Mortgage-Backed and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

46	Notes to Financial Statements

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Fixed Income Funds

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The Funds typically use derivatives in three ways: cash equitization, hedging and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$5	$9	$—

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$16	$16	$—
Credit Default Swap Contracts	—	—	58

	$16	$16	$58

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

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The effects of derivative instruments on the Statements of Operations for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts
Location
Statement of Operations — Net realized gain (loss)
Investments*	$(15)	$—	$—
Futures contracts	(102)	(102)	—
Options Written	13	13	—
Credit Default Swap Contracts	—	—	51

	$(104)	$(89)	$51

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$2	$2	$—
Credit Default Swap Contracts	—	—	122

	$2	$2	$122

Derivative balances at August 31, 2012 are representative of derivative use throughout the period.

*	Includes net realized gain (loss) on purchased options as reported in the Schedule of Investments.

For the period ended August 31, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Bond Market Fund	Intermediate Fund
November 30, 2011	50	52
February 29, 2012	37	53
May 31, 2012	27	47
August 31, 2012	36	46

For the period ended August 31, 2012, the High Yield Bond Fund’s quarterly holdings of swap contracts were as follows:

Quarter Ended	Credit Default Swap Notional Amounts Outstanding
November 30, 2011	—
February 29, 2012	2,667,500
May 31, 2012	—
August 31, 2012	8,415,000

For the period ended August 31, 2012, the Funds’ quarterly holdings of option contracts were as follows:

Number of Options Contracts Outstanding
Quarter Ended	Bond Market Fund	Intermediate Fund
November 30, 2011	—	—
February 29, 2012	21	23
May 31, 2012	—	—
August 31, 2012	—	—

48	Notes to Financial Statements

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Fixed Income Funds

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Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended August 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Bond Market Fund	Hedging duration
SSgA Intermediate Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance

Notes to Financial Statements	49

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Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2012

that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended August 31, 2012, the following Fund entered into credit default swaps primarily for the strategy listed below:

Funds	Strategies
SSgA High Yield Bond Fund	Market exposure

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended August 31, 2012, purchases and sales of investment securities, excluding U.S. government and agency obligations, short-term investments and derivative contracts aggregated to the following:

	Purchases	Sales
Bond Market Fund	$22,079,121	$25,751,501
Intermediate Fund	22,514,785	22,472,450
High Yield Bond Fund	200,743,584	173,419,309

US Government and Agencies

For the period ended August 31, 2012, purchases and sales of U.S. government and agency obligations, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Bond Market Fund	$46,814,022	$50,772,443
Intermediate Fund	54,202,691	52,449,379

Written Options Contracts

Transactions in written options contracts for the period ended August 31, 2012 for the following Funds were as follows:

	Bond Market Fund		Intermediate Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding August 31, 2011	—	$—	—	$—
Opened	155	56,921	172	63,535
Closed	(155)	(56,921)	(172)	(63,535)
Expired	—	—	—	—

Outstanding August 31, 2012	—	$—	—	$—

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned

50	Notes to Financial Statements

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subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market Fund	0.30
Intermediate Fund	0.30
High Yield Bond Fund	0.30

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.50%, of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended August 31, 2012 was $102,932 for the Institutional Class and $134 for Class R. The total amount of distribution fee waiver for Class R for the period ended August 31, 2012 was $42. The total amount of reimbursements for the period ended August 31, 2012 was $158,403 for the Institutional Class and $221 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended August 31, 2012 was $119,823. The total amount of reimbursements for the period ended August 31, 2012 was $84,813.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended August 31, 2012 was $115,229. There were no reimbursements for the period ended August 31, 2012. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any investing fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a investing fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each investing fund in an amount that offsets the amount of such distribution and/or service fees incurred by the investing fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of August 31, 2012, $17,411,797 of the Central Fund’s net assets represents investments by these Funds, and $37,621,432 represents the investments of other Investment Company Funds not presented herein.

Amounts related to investments in the Central Fund during the period ended August 31, 2012 were as follows:

Funds	Market Value	Purchases Cost	Sales Cost	Income Distributions
Bond Market Fund	$3,110,617	$25,446,145	$25,906,203	$1,640
Intermediate Fund	2,325,712	21,268,456	21,192,980	1,432
High Yield Bond Fund	11,975,468	143,397,863	136,412,811	9,730

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the investing Funds’ advisory fee equal to the advisory fee paid by the investing Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a investing fund are subject, under a 12b-1 Plan, to any distribution fee or service fee, the Advisor will waive

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its advisory fee for each investing Fund in an amount that offsets the amount of such fee incurred by the investing Fund. For the period ended August 31, 2012, the total advisory fees waived are as follows:

Amount Paid
Bond Market Fund	$2,333
Intermediate Fund	1,948
High Yield Bond Fund	12,178

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based and transaction based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Bond Market Fund	$6
High Yield Bond Fund	11

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company. The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company’s U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan for its Institutional Class Shares pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors

52	Notes to Financial Statements

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Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	High Net Worth Services

Bond Market Fund	$1,997	$77	$19
Intermediate Fund	1,069	106	47
High Yield Bond Fund	3,759	440	44

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of August 31, 2012, the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Advisory fees	$8,232	$10,364	$29,077
Administration fees	3,389	3,610	5,580
Custodian Fees	5,807	4,016	6,219
Distribution fees	1,998	10,582	—
Shareholder servicing fees	692	1,515	578
Transfer agent fees	5,002	2,835	3,225
Trustee fees	101	100	100

	$25,221	$33,022	$44,779

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5.	Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2012		2011

Bond Market Fund	Shares	Dollars	Shares	Dollars
Institutional Class
Proceeds from shares sold	521	$4,710	863	$7,614
Proceeds from reinvestment of distributions	104	941	179	1,581
Payments for shares redeemed	(1,967)	(17,778)	(1,386)	(12,278)

	(1,342)	(12,127)	(344)	(3,083)

Class R
Proceeds from shares sold	—	6	6	54
Proceeds from reinvestment of distributions	—	1	1	8
Payments for shares redeemed	(32)	(287)	(5)	(46)

	(32)	(280)	2	16

Total net increase (decrease)	(1,374)	$(12,407)	(342)	$(3,067)

Intermediate Fund
Proceeds from shares sold	649	$5,961	1,508	$13,625
Proceeds from reinvestment of distributions	67	620	99	889
Payments for shares redeemed	(569)	(5,233)	(1,682)	(15,152)

Total net increase (decrease)	147	$1,348	(75)	$(638)

High Yield Bond Fund
Proceeds from shares sold	16,941	$136,417	19,919	$165,252
Proceeds from reinvestment of distributions	777	6,232	756	6,257
Payments for shares redeemed	(14,032)	(112,989)	(17,282)	(142,781)

Total net increase (decrease)	3,686	$29,660	3,393	$28,728

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended August 31, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On September 4, 2012, the Funds declared the following dividends from net investment income payable on September 10, 2012 to shareholders of record September 5, 2012.

Net Investment Income

Bond Market Fund	$0.0189
Intermediate Fund	0.0117
High Yield Bond Fund	0.0431

54	Notes to Financial Statements

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On October 1, 2012, the Funds declared the following dividends from net investment income payable on October 5, 2012 to shareholders of record October 2, 2012.

Net Investment Income

Bond Market Fund	$0.0162
Intermediate Fund	0.0100
High Yield Bond Fund	0.0370

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

Notes to Financial Statements	55

SSgA

Fixed Income Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund (the “Funds”) (three of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

56	Report of Independent Registered Public Accounting Firm

SSgA

Fixed Income Funds

Tax Information — August 31, 2012 (Unaudited)

The Funds did not pay distributions from long-term capital gains during their taxable year ended August 31, 2012.

For the tax year ended August 31, 2012, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information	57

SSgA

Fixed Income Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

58	Basis for Approval of Investment Advisory Contracts

SSgA

Fixed Income Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

Basis for Approval of Investment Advisory Contracts	59

SSgA

Fixed Income Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the

60	Basis for Approval of Investment Advisory Contracts

SSgA

Fixed Income Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Investment Advisory Contracts	61

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or (iv) at the SEC’s public reference room.

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room.

62	Shareholder Requests for Additional Information

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	•2008 to Present, Director of SSgA FM; •2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; •2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; •2009 to Present, Member of Virginia Tech Foundation Investment Committee; and •June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

* Ceased to be a Trustee effective September 28, 2012.
INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); •Certified Financial Planner and Member, Financial Planners Association.	14	None

Disclosure of Information about Fund Trustees and Officers	63

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	•2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; •1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); •1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); •January 2009 to Present, Independent Director, SSgA Fixed Income plc; and •January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

64	Disclosure of Information about Fund Trustees and Officers

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

•March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

•1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

•1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

•September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

•1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

•2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	65

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

66	Disclosure of Information about Fund Trustees and Officers

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

•June 2012–Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

•March 2012–June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

•March 2008–Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

•November 2005–April 2008–Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	•July 2008 to Present, Vice President, State Street Global Advisors; and •April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

•2009 to Present Head of North America Operations, Global Operations, Russell Investments;

•1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

•Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

•1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

•Associate General Counsel, Russell Investments;

•Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

•Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	67

SSgA

Fixed Income Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*  Ceased to be a Trustee effective September 28, 2012.

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

68	Fund Management and Service Providers

SSGAFIAR

INSTITUTIONAL

MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2012

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

*	Effective October 1, 2012

President’s Letter	3

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SSgA

U.S. Treasury Money Market Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,000.00	$1,024.58
Expenses Paid During Period*	$0 .55	$0 .56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

U.S. Treasury Money Market Fund	5

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 66.2%
U.S. Treasury Bill	200,000	0.090	09/27/12	199,987
U.S. Treasury Bill	50,000	0.142	10/04/12	49,993
U.S. Treasury Bill	250,000	0.092	10/11/12	249,974
U.S. Treasury Bill	200,000	0.090	10/18/12	199,977
U.S. Treasury Bill	200,000	0.092	10/25/12	199,972
U.S. Treasury Bill	100,000	0.095	10/25/12	99,986
U.S. Treasury Bill	97,000	0.105	11/01/12	96,983
U.S. Treasury Bill	51,000	0.107	11/01/12	50,991
U.S. Treasury Bill	102,000	0.110	11/01/12	101,981
U.S. Treasury Bill	200,000	0.100	11/08/12	199,962
U.S. Treasury Bill	200,000	0.112	11/15/12	199,953
U.S. Treasury Bill	50,000	0.150	11/15/12	49,985
U.S. Treasury Bill	250,000	0.102	11/23/12	249,941
U.S. Treasury Bill	50,000	0.140	11/23/12	49,984
U.S. Treasury Bill	300,000	0.110	11/29/12	299,918
U.S. Treasury Bill	50,000	0.143	11/29/12	49,982
U.S. Treasury Bill	50,000	0.147	12/27/12	49,976
U.S. Treasury Bill	50,000	0.145	01/10/13	49,974
U.S. Treasury Bill	50,000	0.140	01/17/13	49,973
U.S. Treasury Bill	50,000	0.140	01/24/13	49,972
U.S. Treasury Bill	75,000	0.145	01/31/13	74,954
U.S. Treasury Bill	50,000	0.140	02/07/13	49,969
U.S. Treasury Bill	50,000	0.142	02/14/13	49,967
U.S. Treasury Bill	50,000	0.145	02/21/13	49,965
U.S. Treasury Bill	50,000	0.140	02/28/13	49,965
U.S. Treasury Note	79,000	0.120	10/31/12	79,484

Total Treasury Debt (amortized cost $2,903,768)				2,903,768

Total Investments - 66.2% (amortized cost $2,903,768)				2,903,768

Repurchase Agreements - 33.8%

Treasury Repurchase Agreements - 33.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated August 31, 2012 at 0.190% to be repurchased at $100,002 on September 4, 2012, collateralized by: $91,600 par various United States Government Treasury Obligations valued at $102,000.				100,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.180% to be repurchased at $175,004 on September 4, 2012, collateralized by: $178,394 par various United States Government Treasury Obligations valued at $178,500.				175,000
Agreement with Credit Suisse First Boston and JPMorgan Chase & Co. (Tri-Party) of $175,000 dated August 31, 2012 at 0.180% to be repurchased at $175,004 on September 4, 2012, collateralized by: $144,857 par various United States Government Treasury Obligations valued at $178,504.				175,000

6	U.S. Treasury Money Market Fund

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

Value $

Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.190% to be repurchased at $175,004 on September 4, 2012, collateralized by: $179,482 par various United States Government Treasury Obligations valued at $178,500.	175,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated August 31, 2012 at 0.180% to be repurchased at $150,003 on September 4, 2012, collateralized by: $136,461 par various United States Government Treasury Obligations valued at $153,000.	150,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated August 31, 2012 at 0.180% to be repurchased at $350,007 on September 4, 2012, collateralized by: $340,952 par various United States Government Treasury Obligations valued at $357,000.	350,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated August 31, 2012 at 0.180% to be repurchased at $175,004 on September 4, 2012, collateralized by: $79,489 par various United States Government Treasury Obligations valued at $178,500.	175,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $183,643 dated August 31, 2012 at 0.190% to be repurchased at $183,647 on September 4, 2012, collateralized by: $179,894 par various United States Government Treasury Obligations valued at $187,316.	183,643

Total Treasury Repurchase Agreements (identified cost $1,483,643)	1,483,643

Total Repurchase Agreements (identified cost $1,483,643)	1,483,643

Total Investments and Repurchase Agreements - 100.0% (¥) (cost $4,387,411) (†)	4,387,411

Other Assets and Liabilities, Net - 0.0%	551

Net Assets - 100.0%	4,387,962

See accompanying notes which are an integral part of the financial statements.

U.S. Treasury Money Market Fund	7

SSgA

U.S. Treasury Money Market Fund

Presentation of Portfolio Holdings — August 31, 2012

Categories	% of Net Assets
Treasury Debt	66.2
Repurchase Agreements	33.8

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

8	U.S. Treasury Money Market Fund

SSgA

Prime Money Market Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$1,000.60	$1,024.13
Expenses Paid During Period*	$ 1.01	$ 1.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Prime Money Market Fund	9

SSgA

Prime Money Market Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 7.7%
Alpine Securitzation (l)	100,000	0.193	09/25/12	99,987
Collateralized Commercial Paper Co. LLC	90,000	0.340	11/13/12	89,938
Gemini Securitization Corp. LLC (l)	75,000	0.456	10/26/12	74,948
Gemini Securitization Corp. LLC (l)	75,000	0.375	11/26/12	74,934
Kells Funding LLC (l)	150,000	0.400	10/05/12	149,943
Kells Funding LLC (l)	100,000	0.360	10/31/12	99,940
Kells Funding LLC (l)	100,000	0.360	11/15/12	99,925
Kells Funding LLC (l)	120,000	0.365	11/19/12	119,905
Kells Funding LLC (l)	75,000	0.518	01/17/13	74,853
Newport Funding Corp. (l)	50,000	0.386	11/26/12	49,955

Total Asset Backed Commercial Paper (amortized cost $934,328)				934,328

Certificates of Deposit - 39.0%
Bank of Montreal	145,000	0.170	09/12/12	145,000
Bank of Montreal (next reset date 10/09/12) (Ê)	50,000	0.509	12/05/12	50,000
Bank of Nova Scotia	45,000	0.586	09/14/12	45,000
Bank of Nova Scotia	90,000	0.307	09/19/12	90,000
Bank of Nova Scotia (next reset date 09/04/12) (Ê)	100,000	0.314	10/03/12	100,000
Bank of Tokyo - Mitsubishi	300,000	0.360	10/05/12	300,000
Bank of Tokyo - Mitsubishi	100,000	0.350	10/25/12	100,000
Bank of Tokyo - Mitsubishi	100,000	0.350	10/29/12	100,000
Barclays Bank	200,000	0.420	09/07/12	200,000
Barclays Bank	50,000	0.430	09/24/12	50,000
Barclays Bank	325,000	0.480	11/26/12	325,000
BNP Paribas	30,000	0.240	09/17/12	30,000
Credit Suisse	50,000	0.330	09/04/12	50,000
Credit Suisse	105,000	0.330	10/16/12	105,000
Deutsche Bank AG	75,000	0.390	09/27/12	75,000
Deutsche Bank AG	200,000	0.280	11/26/12	200,000
ING Bank NV	500,000	0.290	09/12/12	500,000
National Australia Bank Ltd. (next reset date 09/28/12) (Ê)	200,000	0.284	10/29/12	200,000
National Australia Bank Ltd. (next reset date 09/04/12) (Ê)	200,000	0.344	02/04/13	200,000
Nordea Bank AB	100,000	0.290	10/09/12	100,000
Norinchukin Bank	75,000	0.190	09/12/12	75,000
Rabobank Nederland NV	100,000	0.400	10/15/12	100,000
Rabobank Nederland NV (next reset date 10/02/12) (Ê)	150,000	0.560	01/02/13	150,000
Rabobank Nederland NV (next reset date 10/04/12) (Ê)	50,000	0.560	01/04/13	50,000
Rabobank Nederland NV	100,000	0.410	01/28/13	100,000
Royal Bank of Canada (next reset date 11/13/12) (Ê)	30,000	0.486	08/12/13	30,000
Royal Bank of Canada (next reset date 11/27/12) (Ê)	21,100	0.476	08/27/13	21,100
Skandinaviska Enskilda Banken AB	125,000	0.400	11/13/12	125,000
Skandinaviska Enskilda Banken AB	180,000	0.340	11/14/12	180,000
Standard Chartered Bank	127,000	0.340	10/15/12	127,000
Sumitomo Mitsui Banking Corp.	125,000	0.360	10/05/12	125,000
Svenska Handelsbanken AB	40,000	0.290	09/04/12	40,000
Svenska Handelsbanken AB	50,000	0.300	09/10/12	50,000
Svenska Handelsbanken AB	72,000	0.300	10/09/12	72,000
Svenska Handelsbanken AB	40,000	0.260	11/02/12	40,000
Svenska Handelsbanken AB	200,000	0.240	11/13/12	200,002

10	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Swedbank AB	101,000	0.390	09/04/12	101,000
UBS AG	160,000	0.320	11/01/12	160,000

Total Certificates of Deposit (amortized cost $4,711,102)				4,711,102

Financial Company Commercial Paper - 16.6%
ABN AMRO Funding (l)	70,000	0.365	09/17/12	69,989
BNP Paribas	36,000	0.240	09/14/12	35,997
Commonwealth Bank of Australia (l)	40,000	0.323	09/06/12	40,000
Commonwealth Bank of Australia (l)	40,000	0.323	09/10/12	40,000
Commonwealth Bank of Australia (next reset date 09/21/12) (Ê)(l)	40,000	0.287	11/21/12	40,000
DNB Bank ASA (l)	50,000	0.315	09/07/12	49,997
DNB Bank ASA	105,000	0.532	09/24/12	105,000
DNB Bank ASA (next reset date 10/29/12) (Ê)(l)	100,000	0.492	01/28/13	100,000
General Electric Capital Corp.	48,000	0.260	11/08/12	47,976
General Electric Capital Corp.	77,000	0.238	12/14/12	76,947
HSBC Bank PLC (next reset date 09/07/12) (Ê)(l)	40,000	0.353	02/07/13	40,000
JPMorgan Chase & Co (next reset date 09/10/12) (Ê)	85,000	0.281	10/09/12	85,000
JPMorgan Chase & Co	110,000	0.298	10/09/12	109,965
Nordea Bank AB	275,000	0.290	10/10/12	274,914
NRW Bank	185,000	0.250	11/19/12	184,899
NRW Bank (l)	30,000	0.250	11/26/12	29,982
Skandinaviska Enskilda Banken AB (l)	175,000	0.310	11/20/12	174,879
Sumitomo Mitsui Banking Corp. (l)	350,000	0.330	10/22/12	349,836
Toyota Motor Credit Corp.	75,000	0.350	10/17/12	74,967
Toyota Motor Credit Corp.	14,000	0.260	12/20/12	13,989
Westpac Banking Corp. (l)	60,000	0.285	09/28/12	60,000

Total Financial Company Commercial Paper (amortized cost $2,004,337)				2,004,337

Government Agency Debt - 3.6%
Federal Home Loan Bank	76,000	0.115	10/10/12	75,990
Federal Home Loan Bank	17,000	0.120	10/10/12	16,998
Federal Home Loan Bank	53,000	0.120	10/12/12	52,993
Federal Home Loan Bank	228,000	0.156	11/14/12	227,926
Federal Home Loan Mortgage Corp.	60,000	0.159	02/11/13	59,957

Total Government Agency Debt (amortized cost $433,864)				433,864

Other Notes - 7.5%
Bank of America NA	75,000	0.350	10/01/12	75,000
Bank of America NA	125,000	0.350	10/16/12	125,000
Bank of Nova Scotia	177,668	0.170	09/04/12	177,668
Commonwealth Bank of Australia (next reset date 10/29/12) (Ê)(l)	49,000	0.668	11/26/12	49,000
Nordea Bank AB (Ê)(l)	165,000	0.603	11/16/12	165,000
Northern Trust Co.	144,448	0.060	09/04/12	144,448
Rabobank Nederland NV (next reset date 11/16/12) (Ê)(l)	107,000	0.576	12/14/12	107,000
Westpac Banking Corp. (next reset date 10/29/12) (Ê)	55,000	0.597	11/27/12	55,000

Total Other Notes (amortized cost $898,116)				898,116

Prime Money Market Fund	11

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 1.9%
U.S. Treasury Bill	159,000	0.113	11/15/12	158,963
U.S. Treasury Note	71,000	0.155	01/15/13	71,320

Total Treasury Debt (amortized cost $230,283)				230,283

Total Investments - 76.3% (amortized cost $9,212,030)				9,212,030

Repurchase Agreements - 23.7%

Government Agency Repurchase Agreements - 16.4%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 30, 2012 at 0.200% to be repurchased at $125,003 on September 6, 2012, collateralized by: $183,215 par various United States Government Mortgage Agency Obligations valued at $127,651.				125,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated August 29, 2012 at 0.190% to be repurchased at $150,006 on September 5, 2012, collateralized by: $192,164 par various United States Government Mortgage Agency Obligations valued at $153,000.				150,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated August 30, 2012 at 0.180% to be repurchased at $150,005 on September 6, 2012, collateralized by: $149,000 par various United States Government Mortgage Agency Obligations valued at $153,000.				150,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated August 30, 2012 at 0.190% to be repurchased at $350,009 on September 6, 2012, collateralized by: $533,228 par various United States Government Mortgage Agency Obligations valued at $357,000.				350,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated August 31, 2012 at 0.170% to be repurchased at $350,007 on September 4, 2012, collateralized by: $337,266 par various United States Government Agency Obligations valued at $357,000.				350,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated August 31, 2012 at 0.200% to be repurchased at $400,009 on September 4, 2012, collateralized by: $443,946 par various United States Government Mortgage Agency Obligations valued at $408,000.				400,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated August 31, 2012 at 0.200% to be repurchased at $450,010 on September 4, 2012, collateralized by: $727,455 par various United States Government Mortgage Agency Obligations valued at $459,000.				450,000

Total Government Agency Repurchase Agreements (identified cost $1,975,000)				1,975,000

12	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

Value $

Treasury Repurchase Agreements - 7.3%
Agreement with Credit Suisse First Boston and JPMorgan Chase & Co. (Tri-Party) of $300,000 dated August 27, 2012 at 0.160% to be repurchased at $300,011 on September 4, 2012, collateralized by: $287,757 par various United States Government Treasury Obligations valued at $306,006.	300,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated August 31, 2012 at 0.190% to be repurchased at $125,003 on September 4, 2012, collateralized by: $124,630 par various United States Government Treasury Obligations valued at $127,500.	125,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $111,069 dated August 31, 2012 at 0.180% to be repurchased at $111,072 on September 4, 2012, collateralized by: $112,860 par various United States Government Treasury Obligations valued at $113,290.	111,069
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $350,000 dated August 31, 2012 at 0.180% to be repurchased at $350,007 on September 4, 2012, collateralized by: $357,162 par various United States Government Treasury Obligations valued at $357,005.	350,000

Total Treasury Repurchase Agreements (identified cost $886,069)	886,069

Total Repurchase Agreements (identified cost $2,861,069)	2,861,069

Total Investments and Repurchase Agreements - 100.0% (¥) (cost $12,073,099) (†)	12,073,099

Other Assets and Liabilities, Net - (0.0%)	(467)

Net Assets - 100.0%	12,072,632

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	13

SSgA

Prime Money Market Fund

Presentation of Portfolio Holdings — August 31, 2012

Categories	% of Net Assets
Asset Backed Commercial Paper	7.7
Certificates of Deposit	39.0
Financial Company Commercial Paper	16.6
Government Agency Debt	3.6
Other Notes	7.5
Treasury Debt	1.9
Repurchase Agreements	23.7

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

14	Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — August 31, 2012

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(¥)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

Notes to Schedules of Investments	15

See accompanying notes which are an integral part of the financial statements.

SSgA

Institutional Money Market Funds

Statements of Assets and Liabilities — August 31, 2012

Amounts in thousands	U.S. Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$2,903,768	$9,212,030
Investments at amortized cost which approximates value	2,903,768	9,212,030
Repurchase agreements at cost which approximates value	1,483,643	2,861,069
Receivables:
Dividends and interest	1,040	2,596
From affiliates	—	32
Prepaid expenses	111	313

Total assets	4,388,562	12,076,040

Liabilities
Payables:
Accrued fees to affiliates and trustees	526	1,991
Other accrued expenses	74	130
Income distribution	—	1,287

Total liabilities	600	3,408

Net Assets	$4,387,962	$12,072,632

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1	$137
Accumulated net realized gain (loss)	1	63
Shares of beneficial interest	4,388	12,072
Additional paid-in capital	4,383,572	12,060,360

Net Assets	$4,387,962	$12,072,632

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00
Net assets	$4,387,962,113	$12,072,632,246
Shares outstanding ($.001 par value)	4,388,020,554	12,072,494,191

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

16	Statements of Assets and Liabilities

SSgA

Institutional Money Market Funds

Statements of Operations — For the Period Ended August 31, 2012

Amounts in thousands	U.S. Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$3,452	$31,898

Total investment income	3,452	31,898

Expenses
Advisory fees	6,641	16,047
Administrative fees	1,360	3,304
Custodian fees	645	1,407
Distribution fees	894	2,190
Transfer agent fees	51	74
Professional fees	101	175
Registration fees	26	29
Shareholder servicing fees	1,125	2,677
Trustees’ fees	108	210
Insurance fees	95	244
Printing fees	27	57
Miscellaneous	50	87

Expenses before reductions	11,123	26,501
Expense reductions	(7,671)	(5,380)

Net expenses	3,452	21,121

Net investment income (loss)	—	10,777

Net Realized Gain (Loss)
Net realized gain (loss) on investments	1	62

Net Increase (Decrease) in Net Assets from Operations	$1	$10,839

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	17

SSgA

Institutional Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	U.S. Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2012	2011	2012	2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$20	$10,777	$13,491
Net realized gain (loss)	1	21	62	50

Net increase (decrease) in net assets from operations	1	41	10,839	13,541

Distributions
From net investment income	—	(20)	(10,777)	(13,491)
From net realized gain	(22)	(9)	—	—

Net decrease in net assets from distributions	(22)	(29)	(10,777)	(13,491)

Share Transactions
Net increase (decrease) in net assets from share transactions	(22,183)	195,070	2,137,809	(2,108,620)

Total Net Increase (Decrease) in Net Assets	(22,204)	195,082	2,137,871	(2,108,570)

Net Assets
Beginning of period	4,410,166	4,215,084	9,934,761	12,043,331

End of period	$4,387,962	$4,410,166	$12,072,632	$9,934,761

Undistributed (overdistributed) net investment income included in net assets	$1	$23	$137	$88

See accompanying notes which are an integral part of the financial statements.

18	Statements of Changes in Net Assets

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SSgA

Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(c)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
U.S. Treasury Money Market Fund
August 31, 2012	1.0000	—		—	(b)	—	(b)	—	—	(b)
August 31, 2011	1.0000	—	(b)	—	(b)	—	(b)	— (b)	—	(b)
August 31, 2010	1.0000	—	(b)	—	(b)	—	(b)	— (b)	—
August 31, 2009	1.0000	.0011		.0001		.0012		(.0007)	(.0005)
August 31, 2008	1.0000	.0249		.0027		.0276		(.0276)	—
Prime Money Market Fund
August 31, 2012	1.0000	.0010		—	(b)	.0010		(.0010)	—
August 31, 2011	1.0000	.0012		—	(b)	.0012		(.0012)	—
August 31, 2010	1.0000	.0013		—	(b)	.0013		(.0013)	—	(b)
August 31, 2009	1.0000	.0094		.0010		.0104		(.0104)	—	(b)
August 31, 2008	1.0000	.0376		(.0005)		.0371		(.0371)	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.
(f)	Less than .005%.

See accompanying notes which are an integral part of the financial statements.

20	Financial Highlights

$ Total Distributions		$ Net Asset Value, End of Period	% Total Return		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(c)

—	(b)	1.0000	—	(f)	4,387,962	.08		.25	—
—	(b)	1.0000	—	(f)	4,410,166	.11		.25	—	(e)
—	(b)	1.0000	—	(f)	4,215,084	.13		.25	—	(e)
(.0012)		1.0000	.12		4,120,408	.16		.25	.11
(.0276)		1.0000	2.80		4,769,072	.19		.24	2.49

(.0010)		1.0000	.10		12,072,632	.20		.25	.10
(.0012)		1.0000	.12		9,934,761	.20		.25	.12
(.0013)		1.0000	.13		12,043,331	.20		.26	.13
(.0104)		1.0000	1.04		18,404,141	.23	(d)	.28	.94
(.0371)		1.0000	3.77		14,717,852	.19		.24	3.76

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	21

SSgA

Institutional Money Market Funds

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. These financial statements report on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

22	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, for the year ended August 31, 2012, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At August 31, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2012, the Funds had no net tax basis capital loss carryforwards.

Notes to Financial Statements	23

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

For the period ended August 31, 2012, the Funds’ components of distributable earnings and tax composition of distributions for federal income tax purposes were as follows:

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Components of Distributable Earnings:
Undistributed Ordinary Income	$1,377	$1,487,447
Tax Composition of Distributions:
Ordinary Income	$21,914	$10,776,548

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a

24	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee on the SSgA U.S. Treasury Money Market Fund. Additionally, the Advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended August 31, 2012 were $2,213,542 and $0, respectively. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee on the SSgA Prime Money Market Fund. Additionally, the Advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended August 31, 2012 were $5,349,051 and $0, respectively. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA U.S. Treasury Money Market Fund’s and the SSgA Prime Money Market Fund’s future yield. There is no guarantee that either the SSgA U.S. Treasury Money Market Fund or the SSgA Prime Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended August 31, 2012, the Advisor voluntarily waived $4,427,083 and reimbursed $1,019,690 on the U.S. Treasury Money Market Fund. The Advisor voluntarily waived $29,529 on the Prime Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of August 31, 2012, $55,033,229 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a

Notes to Financial Statements	25

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statements of Operations. For the period ended August 31, 2012, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

U.S. Treasury Money Market Fund	$11,092
Prime Money Market Fund	1,182

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly-owned subsidiary of Russell Investment Management Company. The annual fee is based on the following percentages of the average daily net assets of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and Wealth Management Systems, an entity related to State Street. For these services, each Fund pays a maximum of 0.025% to State Street, and 0.05% to Wealth Management Systems, based on the average daily value of all Institutional Class shares held by their clients. For the period ended August 31, 2012, the Funds paid the following shareholder servicing expenses to affiliated service the Agents:

	State Street	Wealth Management Systems

U.S. Treasury Money Market Fund	$1,106,668	$18,128
Prime Money Market Fund	2,471,267	196,551

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuance. As of August 31, 2012, the U.S. Treasury Money Market Fund and the Prime Money Market Fund had no carryover expenses.

26	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Advisory fees	$146,518	$985,278
Administration fees	108,746	307,685
Custodian Fees	47,919	133,508
Distribution fees	124,479	306,410
Shareholder servicing fees	90,252	243,209
Transfer agent fees	4,927	6,814
Trustee fees	3,517	8,138

	$526,358	$1,991,042

4.	Fund Share Transactions (on a Constant Dollar Basis)

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2012	2011

U.S. Treasury Money Market Fund
Proceeds from shares sold	$47,963,370	$58,075,390
Proceeds from reinvestment of distributions	33	25
Payments for shares redeemed	(47,985,586)	(57,880,345)

Total net increase (decrease)	$(22,183)	$195,070

Prime Money Market Fund
Proceeds from shares sold	$101,227,619	$124,061,965
Proceeds from reinvestment of distributions	9,401	13,859
Payments for shares redeemed	(99,099,211)	(126,184,444)

Total net increase (decrease)	$2,137,809	$(2,108,620)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies

Notes to Financial Statements	27

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2012

whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

6.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

7.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

28	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund (the “Funds”) (two of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

Report of Independent Registered Public Accounting Firm	29

SSgA

Institutional Money Market Funds

Tax Information — August 31, 2012 (Unaudited)

For the tax year ended August 31, 2012, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified interest income taxed at individual ordinary income rates.

The Form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Please consult a tax advisor for questions about federal or state income tax laws.

30	Tax Information

SSgA

Institutional Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

Basis for Approval of Investment Advisory Contracts	31

SSgA

Institutional Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

32	Basis for Approval of Investment Advisory Contracts

SSgA

Institutional Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group

Basis for Approval of Investment Advisory Contracts	33

SSgA

Institutional Money Market Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

34	Basis for Approval of Investment Advisory Contracts

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room.

Shareholder Requests for Additional Information	35

SSgA

Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

*	Ceased to be a Trustee effective September 28, 2012.

INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association.	14	None

36	Disclosure of Information about Fund Trustees and Officers

SSgA

Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

• 2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	37

SSgA

Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None
(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

38	Disclosure of Information about Fund Trustees and Officers

SSgA

Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

•  June 2012–Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

•  March 2012–June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•  March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•  Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

•  March 2008–Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

•  November 2005–April 2008–Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

•  2009 to Present Head of North America Operations, Global Operations, Russell Investments;

•  1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

•  Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

•  1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

•  Associate General Counsel, Russell Investments;

•  Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

•  Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	39

SSgA

Institutional Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*       Ceased to be a Trustee effective September 28, 2012.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

40	Fund Management and Service Providers

SSGAIMMAR

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

Annual Report

August 31, 2012

SSgA Funds

International Equity Funds

Annual Report

August 31, 2012

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder:

We are pleased to provide you with the August 31, 2012 Annual Report for the SSgA Funds which provides an overview of the investment discipline for each SSgA Fund as well as a discussion of management, performance data and related financial statements.

Over the past 12 months, the U.S. economy has continued its slow journey on the road to recovery, following an inconsistent and atypical path. While forward progress has continued at a meandering pace, the market’s resiliency has been impressive in the face of a highly contentious Presidential election, soaring national debt and high unemployment, which have combined to create economic uncertainty.

In the U.S., the Federal Reserve’s accommodative policies continue to affect the market, though the spark to ignite sustainable growth and boost consumer confidence has remained elusive. Globally, the eurozone debt crisis has pushed European countries into recession and industrial production remains weak in China, which could pose additional roadblocks for recovery.

We continue our commitment to our investors during this time of heightened economic uncertainty. We hope that you will find this information useful and thank you for the confidence that you have placed in the SSgA Funds.

Sincerely,

Ellen Needham

President*

SSgA Funds

*	Effective October 1, 2012

President’s Letter	3

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing or emerging economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund — Institutional Class
Period Ended 08/31/12	Total Return
1 Year	(8.63)%
5 Years	(3.02	)%+
10 Years	13.65	%+

Emerging Markets Fund — Select Class‡
Period Ended 08/31/12	Total Return
1 Year	(8.42)%
5 Years	(2.80	)%+
10 Years	13.81	%+

MSCI Emerging Markets Free Index (Net)#
Period Ended 08/31/12	Total Return
1 Year	(5.80)%
5 Years	(0.37	)%+
10 Years	15.00	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Emerging Markets Fund Institutional Class and Select Class as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 are 1.26% and 1.04%, respectively.

See related Notes on following page.

Emerging Markets Fund	5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA Emerging Markets Fund (the “Fund”) seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers. The Fund is benchmarked to the MSCI Emerging Markets Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total returns for the Institutional Class and Select Class of the Fund were -8.63% and -8.42% respectively, and the total return for the Index was -5.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund utilizes both a country selection and a stock selection model in its investment process. For the 12-month period ended August 31, 2012, both country and stock selection detracted from performance relative to the Index. On the negative side, the two largest detractors were stocks in Brazil and Poland. An overweight position and materials sector stocks in Brazil detracted from performance. Poland was also a large detractor, due to both country and stock selection. The Polish market was down 14.6% over the Reporting Period, suffering from its proximity to the euro zone. On the positive side, stocks in India contributed to performance relative to the Index. An overweight position in the Philippines also helped the Fund, as the Index’ best-performing market rose 21.6%. The market’s domestic focus protected it from the euro zone crisis.

The use of derivatives did not have a material impact on the Fund’s performance for the 12-month period ended August 31, 2012.

On an individual security level, the top positive contributors to the Fund’s performance were Samsung, Companhia de Saneamento Basico, and Advanced Info Service PCL. All three were overweight positions in the Fund. Samsung benefited from the information technology cycle and from its competitive situation with Apple despite the recent court ruling against the firm. Companhia de Saneamento Basico, the Brazilian water/utility company, has been a quality company with stable cash flows and a bit more defensive in nature. The third top contributor was Advanced Info Service PCL, the Thai telecom company, benefited from domestic demand and the growth of the Asian consumer.

The top negative contributors to the Fund’s performance were overweight positions in three Brazilian stocks: Companhia Vale do Rio Doce, Braskem, and PDG Realty. Vale do Rio Doce’s performance was affected by ongoing concerns about fixed asset investments in China. Braskem, the Brazilian petrochemical company, fell as well, detracting from relative performance. PDG Realty, Brazil’s biggest homebuilder, struggled with debt and project delays, which weighed on investor sentiment.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

*	Assumes initial investment on September 1, 2002.

#	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

+	Annualized.

‡	Performance for the Emerging Markets Select Class before its inception (March 2, 2006) is derived from the historical performance of the institutional class.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

The Prospectus contains further information and details regarding these risks.

6	Emerging Markets Fund

SSgA

Emerging Markets Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$891.80	$1,018.85
Expenses Paid During Period*	$5.94	$6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$892.60	$1,020.01
Expenses Paid During Period*	$4.85	$5.18

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Emerging Markets Fund	7

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SSgA

Emerging Markets Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.8%
Bermuda - 1.2%
COSCO Pacific, Ltd.	5,088,000	6,278
Credicorp, Ltd.	121,143	14,601

		20,879

Brazil - 12.5%
Banco Bradesco SA - ADR	701,677	11,521
Banco do Brasil SA	1,156,105	13,202
BM&FBovespa SA	871,200	4,614
BR Properties SA	263,400	3,205
Cia de Bebidas das Americas - ADR (Ñ)	608,062	22,869
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	229,205	19,507
Cia Hering	220,000	4,807
Ez Tec Empreendimentos e Participacoes SA	288,300	3,480
Gafisa SA - ADR (Æ)(Ñ)	1,757,124	7,222
Iochpe-Maxion SA (Æ)	413,200	5,860
Natura Cosmeticos SA	263,400	6,605
Obrascon Huarte Lain Brasil SA	738,800	7,152
Petroleo Brasileiro SA - ADR	1,386,001	28,901
Redecard SA	1,044,000	17,255
Souza Cruz SA	767,500	10,288
Ultrapar Participacoes SA	460,625	9,848
Vale SA Class B - ADR	2,329,977	38,142

		214,478

Cayman Islands - 3.4%
Agile Property Holdings, Ltd. (Ñ)	4,232,000	4,856
Dongyue Group (Ñ)	3,242,000	1,547
ENN Energy Holdings, Ltd.	1,364,000	5,381
Evergrande Real Estate Group, Ltd. (Ñ)	16,153,941	6,165
Hengan International Group Co., Ltd.	794,500	7,990
Shimao Property Holdings, Ltd. (Ñ)	4,548,500	6,861
Soho China, Ltd. (Ñ)	3,694,500	2,363
Tencent Holdings, Ltd. (Ñ)	728,000	22,246

		57,409

China - 9.5%
Bank of China, Ltd. Class H	60,607,100	22,036
China Communications Construction Co., Ltd. Class H (Ñ)	5,165,000	3,969
China Construction Bank Corp. Class H	26,329,169	17,313

	Principal Amount ($) or Shares	Market Value $
China Minsheng Banking Corp., Ltd. Class H (Ñ)	16,698,000	13,606
China National Building Material Co., Ltd. Class H (Ñ)	2,588,000	2,422
China Petroleum & Chemical Corp. Class H	16,065,000	15,121
China Railway Construction Corp., Ltd. Class H (Ñ)	6,202,000	4,686
China Shanshui Cement Group, Ltd.	608,000	317
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	4,774,000	6,180
Great Wall Motor Co., Ltd. Class H	1,293,500	2,922
Guangzhou R&F Properties Co., Ltd. (Ñ)	5,271,600	6,090
Huaneng Power International, Inc. Class H	6,768,000	4,669
Industrial & Commercial Bank of China Class H (Ñ)	34,414,000	18,636
Inner Mongolia Yitai Coal Co., Ltd. Class B	563,513	3,069
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,929,000	4,188
PetroChina Co., Ltd. Class H	9,570,000	11,537
PICC Property & Casualty Co., Ltd. Class H (Æ)	5,906,000	7,105
Ping An Insurance Group Co. Class H (Ñ)	1,362,000	9,834
Shanghai Electric Group Co., Ltd. Class H (Ñ)	6,228,000	2,497
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	2,650,000	3,779
Zhejiang Expressway Co., Ltd. Class H	3,332,000	2,200

		162,176

Cyprus - 0.5%
Globaltrans Investment PLC - GDR	413,232	7,769

Egypt - 0.0%
Orascom Hotels & Development (Æ)	1	—	±

Hong Kong - 5.2%
China Mobile, Ltd.	4,238,700	45,251
CNOOC, Ltd.	10,630,500	20,121
Guangdong Investment, Ltd. (Ñ)	5,464,000	4,037
Lenovo Group, Ltd. (Ñ)	11,698,000	9,502
Shanghai Industrial Holdings, Ltd.	1,114,000	3,059

Emerging Markets Fund	9

SSgA

Emerging Markets Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Shougang Fushan Resources Group, Ltd. (Ñ)	15,734,000	4,138
Yuexiu Property Co., Ltd.	13,404,000	3,128

		89,236

India - 5.1%
ACC, Ltd.	181,716	4,275
Asian Paints, Ltd.	23,894	1,564
Axis Bank, Ltd.	201,592	3,595
HCL Technologies, Ltd.	191,570	1,875
HDFC Bank, Ltd.	827,191	8,853
Hindustan Unilever, Ltd.	1,927,640	17,850
ICICI Bank, Ltd.	392,266	6,362
IndusInd Bank, Ltd.	111,247	633
ITC, Ltd.	1,997,262	9,610
Oil & Natural Gas Corp., Ltd.	275,915	1,369
Power Grid Corp. of India, Ltd.	929,588	1,996
Rural Electrification Corp., Ltd.	797,772	2,706
Sesa Goa, Ltd.	412,731	1,272
State Bank of India	107,478	3,550
Sun Pharmaceutical Industries, Ltd.	316,570	3,804
Tata Consultancy Services, Ltd.	220,927	5,337
Tata Motors, Ltd.	2,034,494	8,570
Ultratech Cement, Ltd.	161,505	4,918

		88,139

Indonesia - 1.4%
Bank Mandiri Persero Tbk PT	3,997,000	3,270
Bank Rakyat Indonesia Persero Tbk PT	5,807,500	4,233
Charoen Pokphand Indonesia Tbk PT	3,600,500	1,020
Indo Tambangraya Megah Tbk PT	1,305,500	5,230
Perusahaan Gas Negara Persero Tbk PT	6,134,500	2,380
Semen Gresik Persero Tbk PT	1,771,500	2,304
Telekomunikasi Indonesia Persero Tbk PT	6,192,000	6,039

		24,476

Malaysia - 1.0%
Alliance Financial Group BHD	1,007,300	1,332
British American Tobacco Malaysia BHD	78,200	1,596
DiGi.Com BHD - GDR	1,461,200	2,250
Malayan Banking BHD	1,482,800	4,342
RHB Capital BHD	535,800	1,248
Sime Darby BHD	779,800	2,448
Telekom Malaysia BHD	790,800	1,539

	Principal Amount ($) or Shares	Market Value $
Tenaga Nasional BHD	815,900	1,786

		16,541

Mexico - 2.9%
Alfa SAB de CV Class A (Ñ)	308,000	4,876
America Movil SAB de CV - ADR	483,462	12,372
Cemex SAB de CV - ADR (Æ)	349,300	2,609
Fomento Economico Mexicano SAB de CV - ADR	23,400	1,977
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,349,970	6,878
Grupo Mexico SAB de CV	5,786,968	17,145
Industrias Penoles SAB de CV	77,815	3,175

		49,032

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	229,606	1,293

Peru - 0.5%
Cia de Minas Buenaventura SA - ADR	263,033	9,117

Philippines - 1.8%
Aboitiz Power Corp.	3,467,900	2,802
Bank of the Philippine Islands	2,278,128	4,061
DMCI Holdings, Inc.	3,622,670	4,985
First Philippine Holdings Corp.	1,033,050	1,870
Metropolitan Bank & Trust - ADR	2,840,098	6,146
Philippine Long Distance Telephone Co. - ADR	30,231	1,944
SM Investments Corp.	353,042	5,949
SM Prime Holdings, Inc.	7,545,050	2,511

		30,268

Russia - 7.2%
Gazprom OAO - ADR (Æ)	3,996,878	38,630
Gazprom OAO - ADR	20,543	200
Lukoil OAO	309,110	17,601
Mobile Telesystems OJSC - ADR	759,200	13,977
Rosneft OAO - GDR (l)	2,765,040	16,341
Sberbank of Russia	8,305,562	24,016
Severstal OAO	302,241	3,456
Tatneft OAO - ADR	251,179	9,588

		123,809

South Africa - 10.1%
African Bank Investments, Ltd. (Ñ)	1,777,943	6,877
AngloGold Ashanti, Ltd.	121,248	3,793
Assore, Ltd. - ADR	74,235	2,703
AVI, Ltd.	1,098,891	7,585

10	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Barloworld, Ltd. - ADR	541,218	4,573
Exxaro Resources, Ltd. (Ñ)	205,581	3,661
FirstRand, Ltd.	3,761,302	12,287
Gold Fields, Ltd. - ADR	364,024	4,377
Growthpoint Properties, Ltd.	2,475,188	8,080
Imperial Holdings, Ltd.	829,216	20,146
Kumba Iron Ore, Ltd. (Ñ)	167,694	9,579
Liberty Holdings, Ltd. (Ñ)	427,914	4,675
Life Healthcare Group Holdings, Ltd.	2,918,421	11,079
MTN Group, Ltd. (Ñ)	993,959	18,571
Nedbank Group, Ltd.	341,935	7,528
Pretoria Portland Cement Co., Ltd.	662,872	2,098
Sanlam, Ltd.	2,787,219	12,266
Sasol, Ltd. - ADR	375,730	16,219
Standard Bank Group, Ltd.	392,361	5,183
Truworths International, Ltd. (Ñ)	207,921	2,357
Vodacom Group, Ltd. - ADR	294,643	3,751
Woolworths Holdings, Ltd.	774,199	5,528

		172,916

South Korea - 14.3%
Daelim Industrial Co., Ltd.	67,945	5,318
Dongbu Insurance Co., Ltd.	75,803	3,097
Doosan Corp.	15,289	1,826
Hana Financial Group, Inc.	264,925	7,915
Hotel Shilla Co., Ltd.	101,720	4,814
Hyundai Marine & Fire Insurance Co., Ltd.	305,320	8,799
Hyundai Mobis	18,699	5,068
Hyundai Motor Co.	131,704	27,917
Industrial Bank of Korea	771,660	8,195
KCC Corp.	22,265	5,553
Kia Motors Corp.	275,178	17,971
KT&G Corp.	183,652	13,904
POSCO	40,901	13,302
Samsung Electronics Co., Ltd.	63,982	69,530
Samsung Heavy Industries Co., Ltd.	280,770	9,193
Shinhan Financial Group Co., Ltd.	83,898	2,610
SK Holdings Co., Ltd.	71,808	10,569
SK Innovation Co., Ltd.	33,222	4,787
SK Telecom Co., Ltd.	78,253	10,035
Woori Finance Holdings Co., Ltd.	1,516,390	14,434

		244,837

Taiwan - 8.5%
Asia Cement Corp.	3,506,949	4,028
Asustek Computer, Inc.	902,000	9,005

	Principal Amount ($) or Shares	Market Value $
Chinatrust Financial Holding Co., Ltd.	11,957,750	7,147
Chipbond Technology Corp.	3,505,000	5,143
Chunghwa Telecom Co., Ltd.	1,861,082	5,623
Compal Electronics, Inc.	5,180,000	4,540
Coretronic Corp.	3,534,000	3,263
Far Eastern New Century Corp.	2,368,910	2,491
Farglory Land Development Co., Ltd.	949,000	1,708
Formosa Chemicals & Fibre Corp.	2,153,000	5,557
Formosa Plastics Corp.	858,420	2,313
Fubon Financial Holding Co., Ltd.	6,175,366	6,134
Highwealth Construction Corp. (Æ)	1,246,000	2,080
Hon Hai Precision Industry Co., Ltd.	2,369,372	6,708
HTC Corp.	526,957	4,539
Lite-On Technology Corp.	2,455,695	2,972
Mega Financial Holding Co., Ltd.	5,691,742	4,285
Pou Chen Corp. Class B	4,498,630	4,341
Silitech Technology Corp.	1,448,818	2,723
Taiwan Mobile Co., Ltd.	1,230,382	4,560
Taiwan Semiconductor Manufacturing Co., Ltd.	10,621,782	29,541
Tripod Technology Corp.	1,732,330	3,817
TSRC Corp.	1,127,000	2,371
UMW Holdings BHD	4,487,300	14,649
United Microelectronics Corp.	12,836,000	5,143

		144,681

Thailand - 3.5%
Advanced Info Service PCL	2,652,667	18,032
Bangkok Bank PCL	2,114,200	12,684
Charoen Pokphand Foods PCL	3,015,900	3,056
CP ALL PCL	5,121,400	5,639
PTT PCL	959,533	10,105
Sansiri PCL	59,987,600	4,441
Thai Oil PCL	2,872,700	6,005

		59,962

Turkey - 2.5%
Arcelik AS	852,538	4,714
BIM Birlesik Magazalar AS	49,882	2,050
Ford Otomotiv Sanayi AS	168,975	1,658
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	12,020,412	7,665
Koza Altin Isletmeleri AS	227,050	4,468
Turkiye Garanti Bankasi AS	700,313	3,003
Turkiye Halk Bankasi AS	1,541,203	13,894

Emerging Markets Fund	11

SSgA

Emerging Markets Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Turkiye Vakiflar Bankasi Tao Class D	2,090,358	4,734

		42,186

United States - 0.5%
Southern Copper Corp. (Ñ)	276,253	8,989

Total Common Stocks (cost $1,189,554)		1,568,193

Investments in Other Funds - 3.0%
Financials - 3.0%
Vanguard MSCI Emerging Markets ETF	1,282,000	51,472

Total Investments in Other Funds (cost $51,421)		51,472

Preferred Stocks - 3.6%
Brazil - 2.0%
Cia Energetica de Minas Gerais	936,721	15,990
Itau Unibanco Holding SA	626,359	9,781
Klabin SA	1,867,088	8,370

		34,141

Russia - 0.4%
AK Transneft OAO	4,722	7,726

South Korea - 1.2%
Hyundai Motor Co.	70,488	4,734
Samsung Electronics Co., Ltd.	23,688	15,220

		19,954

Total Preferred Stocks (cost $40,188)		61,821

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.9%
United States - 1.9%
SSgA Prime Money Market Fund	31,473,270	31,473

Total Short-Term Investments (cost $31,473)		31,473

Other Securities - 5.5%
State Street Navigator Securities Prime Lending Portfolio (X)	94,359,562	94,360

Total Other Securities (cost $94,360)		94,360

Total Investments - 105.7% (identified cost $1,406,996)		1,807,319

Other Assets and Liabilities, Net - (5.7%)		(97,136)

Net Assets - 100.0%		1,710,183

See accompanying notes which are an integral part of the financial statements.

12	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	6 .5	111,147
Consumer Staples	5 .6	95,444
Energy	11.2	190,874
Financials	28.4	486,539
Health Care	1 .3	22,873
Industrials	4 .1	69,272
Information Technology	10.9	185,883
Materials	12.7	217,789
Telecommunication Services	8 .4	143,943
Utilities	2 .6	44,429
Investments in Other Funds	3 .0	51,472
Preferred Stocks	3 .6	61,821
Short-Term Investments	1 .9	31,473
Other Securities	5 .5	94,360

Total Investments	105.7	1,807,319
Other Assets and Liabilities, Net	(5.7)	(97,136)

	100.0	1,710,183

Amounts in thousands (except contract amounts)
Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
KLSE Composite Index Futures (Malaysia)	568	MYR	46,718	09/12	(41)
TurkDEX ISE-30 Index Futures (Turkey)	5,619	TRY	46,371	10/12	255

Short Positions
Kospi 200 Index Futures (South Korea)	182	KRW	22,759,100	09/12	(1,299)
MSCI Taiwan Index Futures	766	USD	20,023	09/12	178

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(907)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	TWD	566,820	USD	18,908	09/21/12	(17)
Citibank	ZAR	1,383	HKD	1,265	09/03/12	(2)
Citibank	ZAR	44,028	TRY	9,495	09/03/12	(20)
Deutsche Bank AG	USD	16,400	MYR	51,266	09/21/12	(11)
Deutsche Bank AG	MXN	27	HKD	16	09/04/12	—
Goldman Sachs	USD	22,700	TRY	40,865	09/21/12	(292)
Royal Bank of Canada	MXN	543,095	USD	39,294	09/21/12	(1,773)
Royal Bank of Scotland	USD	39,305	MXN	543,095	09/21/12	1,762
Royal Bank of Scotland	MXN	12,351	TRY	1,700	09/04/12	(1)
UBS AG	KRW	27,026,090	USD	23,800	09/21/12	4

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(350)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	13

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$20,879	$—	$—	$20,879	1.2
Brazil	214,478	—	—	214,478	12.5
Cayman Islands	57,409	—	—	57,409	3.4
China	162,176	—	—	162,176	9.5
Cyprus	7,769	—	—	7,769	0.5
Egypt	—	—	—	—	—	*
Hong Kong	89,236	—	—	89,236	5.2
India	88,139	—	—	88,139	5.1
Indonesia	24,476	—	—	24,476	1.4
Malaysia	16,541	—	—	16,541	1.0
Mexico	49,032	—	—	49,032	2.9
Nigeria	1,293	—	—	1,293	0.1
Peru	9,117	—	—	9,117	0.5
Philippines	30,268	—	—	30,268	1.8
Russia	123,809	—	—	123,809	7.2
South Africa	172,916	—	—	172,916	10.1
South Korea	244,837	—	—	244,837	14.3
Taiwan	144,681	—	—	144,681	8.5
Thailand	59,962	—	—	59,962	3.5
Turkey	42,186	—	—	42,186	2.5
United States	8,989	—	—	8,989	0.5
Investments in Other Funds	51,472	—	—	51,472	3.0
Preferred Stocks	61,821	—	—	61,821	3.6
Short-Term Investments	31,473	—	—	31,473	1.9
Other Securities	—	94,360	—	94,360	5.5

Total Investments	1,712,959	94,360	—	1,807,319	105.7

Other Assets and Liabilities, Net					(5.7)

					100.0

Other Financial Instruments
Futures Contracts	(907)	—	—	(907)	(0.1)
Foreign Currency Exchange Contracts	—	(350)	—	(350)	(—	)*

Total Other Financial Instruments**	$(907)	$(350)	$—	$(1,257)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Transfers in and out of Levels 1 and 2, for the period ended August 31, 2012, were the due to the application of Fair Value Procedures outlined in note 2 in the Notes to Financial Statements.

There were no transfers in and out of Level 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

14	Emerging Markets Fund

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis — August 31, 2012 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests In:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country and size exposures.

International Stock Selection Fund
Period Ended 08/31/12	Total Return
1 Year	(3.16)%
5 Years	(7.14	)%+
10 Years	6.31	%+

MSCI® EAFE® Index (Net dividend)#
Period Ended 08/31/12	Total Return
1 Year	(0.04)%
5 Years	(4.81	)%+
10 Years	6.67	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total gross expense ratio for the International Stock Selection Fund Institutional Class as stated in the Fees and Expenses table of the prospectus dated December 14, 2011 is 1.19%.

International Stock Selection Fund	15

See related Notes on following page.

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2012 (Unaudited)

SSgA International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund is benchmarked to the MSCI EAFE Index (the “Index”).

For the 12-month period ended August 31, 2012 (the “Reporting Period”), the total return for the Fund was -3.16%, and the total return for the Index was -0.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SSgA’s International Stock Selection Fund uses a quantitative model to systematically purchase stocks we think exhibit the characteristics that position it for capital appreciation. We consider indicators such as valuation, growth, sentiment, and earnings quality. During the year ended August 31, 2012, investors were strongly influenced by concerns about the global economy and headlines about the European sovereign debt crisis. Markets varied over the course of the Reporting Period, swinging with the ups and downs of news from Greece and other countries in the periphery of Europe. Financials and economically sensitive sectors, such as industrials and materials, tended to underperform in periods of bad news and risk aversion, which we experienced early in the Reporting Period as well as in the second calendar quarter of 2012. More defensive sectors, such as healthcare, fared much better. Economically sensitive sectors and stocks exhibited strength in periods when potential solutions for Greece and European Central Bank intervention created optimism in the market, particularly the first calendar quarter of 2012 and the final two months of the Reporting Period.

Global uncertainty at the beginning of the Reporting Period and the second quarter of the calendar year made these the most challenging periods for the Fund’s systematic and quantitative investment process. When faced with great uncertainty, investors tend to shorten their time horizons and rely on indicators that offer short-term comfort. They become more risk-averse, focusing on their desire to avoid losing money. Investors also exhibit a herding mentality, moving away from assets that are perceived as more vulnerable to a global economic slowdown. This often leads to indiscriminate selling as investors reposition themselves. Such an environment challenges stock pickers because it sweeps aside normally reliable measures for assessing companies. This was particularly true for the value signals the Fund used in Europe and Japan when fast and widespread market sell-offs occurred. Investors overlooked attractive company valuations in favor of perceived safety.

On an individual security level, the top positive contributors to the Fund’s performance were Novo Nordisk, Vodafone, and Diageo. Novo Nordisk rose substantially during the Reporting Period, as the healthcare company continued to see strong demand for its diabetes treatment, Victoza. Telecom company Vodafone returned on strong results from its 45% ownership stake in Verizon Wireless as well as a recovery in its European business. Beer and spirits maker Diageo benefitted from positive demand trends, particularly in emerging markets. On the negative side, top detractors to the Fund’s performance were Rio Tinto, Stada Arzneimittel, and Repsol. Global metals and mining company Rio Tinto dropped as investors’ concerns over a global economic slowdown hurt demand and pricing of iron ore and copper. German generic drug company Stada Arzneimittel fell as well, mainly driven by its announced one-time write-off of receivables owed by Serbian entities. Repsol, the Spanish oil company, retreated after the Argentinean government expropriated its stake in joint venture YPF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

*	Assumes initial investment on September 1, 2002.

#

The MSCI® EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

+	Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower. Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information The Prospectus contains further information and details regarding these risks.

16	International Stock Selection Fund

SSgA

International Stock Selection Fund

Shareholder Expense Example — August 31, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2012 to August 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2012	$1,000.00	$1,000.00
Ending Account Value August 31, 2012	$933.80	$1,020.11
Expenses Paid During Period*	$4.86	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

International Stock Selection Fund	17

This page has been intentionally left blank.

SSgA

International Stock Selection Fund

Schedule of Investments — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.4%
Australia - 8.3%
Amcor, Ltd. (Æ)	107,996	840
Asciano, Ltd.	124,993	579
BHP Billiton, Ltd. - ADR	41,242	1,355
Boral, Ltd. (Ñ)	483,078	1,722
Caltex Australia, Ltd.	175,514	2,832
Cochlear, Ltd. (Ñ)	12,085	841
Fortescue Metals Group, Ltd. (Ñ)	191,270	700
Goodman Group (ö)	732,552	3,020
GPT Group (ö)	317,817	1,152
Incitec Pivot, Ltd.	690,787	2,077
Macquarie Group, Ltd.	62,176	1,725
Qantas Airways, Ltd. (Æ)	717,732	853
QBE Insurance Group, Ltd.	120,783	1,626
Rio Tinto, Ltd. - ADR	82,709	4,208
Sonic Healthcare, Ltd. (Ñ)	138,623	1,921
Stockland (ö)	71,575	235
Sydney Airport	170,732	573
TABCORP Holdings, Ltd.	416,828	1,257
Telstra Corp., Ltd.	425,460	1,692
Westfield Retail Trust (ö)	269,829	806
Woolworths, Ltd.	71,609	2,191

		32,205

Austria - 0.5%
OMV AG	56,006	1,858

Belgium - 0.7%
Delhaize Group SA	68,166	2,702

Cayman Islands - 0.4%
MGM China Holdings, Ltd. (Ñ)	1,004,000	1,654

Denmark - 3.6%
Carlsberg A/S Class B	51,237	4,437
Novo Nordisk A/S Class B	61,257	9,647

		14,084

Finland - 1.7%
Metso OYJ	42,182	1,509
Sampo OYJ Class A	19,067	547
UPM-Kymmene OYJ	406,157	4,498

		6,554

France - 8.5%
Accor SA	17,145	544
AXA SA	382,690	5,540
BNP Paribas SA	48,561	2,111
Cie Generale des Etablissements Michelin Class B	37,845	2,716
Danone SA	13,560	845
Electricite de France SA	57,058	1,162
L’Oreal SA	30,816	3,788

	Principal Amount ($) or Shares	Market Value $
Pernod-Ricard SA	23,529	2,535
Renault SA	21,359	999
Societe Generale SA (Æ)	38,075	1,008
Total SA	150,998	7,541
Veolia Environnement SA	73,094	774
Vinci SA	51,563	2,243
Vivendi SA - ADR	52,327	1,026

		32,832

Germany - 6.7%
BASF SE	78,597	6,111
Continental AG	9,199	915
Deutsche Bank AG	126,625	4,503
E.ON AG	168,190	3,868
Leoni AG	83,677	3,136
RWE AG	36,769	1,542
SAP AG - ADR	46,789	3,084
Siemens AG	31,019	2,943

		26,102

Hong Kong - 2.2%
BOC Hong Kong Holdings, Ltd.	740,000	2,342
Cathay Pacific Airways, Ltd. (Ñ)	546,000	890
Cheung Kong Holdings, Ltd.	302,000	4,108
Power Assets Holdings, Ltd.	129,500	1,050

		8,390

Italy - 3.9%
Enel SpA	1,350,991	4,452
ENI SpA - ADR	253,652	5,622
Fiat Industrial SpA Class A	210,347	2,118
Intesa Sanpaolo SpA	151,547	238
Telecom Italia SpA	2,891,854	2,692

		15,122

Japan - 20.4%
Ajinomoto Co., Inc.	40,000	610
Asahi Glass Co., Ltd.	387,000	2,343
Brother Industries, Ltd. (Ñ)	160,000	1,621
Canon, Inc.	45,100	1,495
Central Japan Railway Co.	183	1,592
Daicel Chemical Industries, Ltd.	140,000	858
Daiichi Sankyo Co., Ltd.	50,500	832
Daiwa House Industry Co., Ltd.	285,000	3,968
Eisai Co., Ltd. (Ñ)	74,800	3,415
FUJIFILM Holdings Corp. (Ñ)	92,500	1,535
Hitachi, Ltd.	344,000	1,973
JFE Holdings, Inc. (Ñ)	59,400	750
Kao Corp. (Ñ)	20,900	631
Kawasaki Kisen Kaisha, Ltd. (Ñ)	584,000	783
KDDI Corp.	370	2,646
Konica Minolta Holdings, Inc.	348,000	2,574

International Stock Selection Fund	19

SSgA

International Stock Selection Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kuraray Co., Ltd.	52,300	603
Marubeni Corp.	365,000	2,340
Mitsubishi Electric Corp.	189,000	1,535
Mitsubishi UFJ Financial Group, Inc.	1,535,800	6,983
Mitsui OSK Lines, Ltd. (Ñ)	59,000	148
Mizuho Financial Group, Inc. (Ñ)	1,401,500	2,255
Nippon Telegraph & Telephone Corp.	44,300	2,045
Nissan Motor Co., Ltd. (Ñ)	178,700	1,666
NTT DOCOMO, Inc. (Ñ)	661	1,125
ORIX Corp. (Ñ)	39,580	3,660
Otsuka Holdings Co., Ltd.	47,300	1,443
Pioneer Corp. (Æ)(Ñ)	322,600	853
Sekisui Chemical Co., Ltd.	226,000	1,847
Sekisui House, Ltd.	62,000	580
Softbank Corp.	80,400	3,276
Sumitomo Corp. (Ñ)	118,300	1,565
Sumitomo Mitsui Financial Group, Inc. (Ñ)	224,401	6,947
Suzuki Motor Corp.	121,800	2,221
Taiheiyo Cement Corp. (Ñ)	1,052,000	2,271
Toppan Printing Co., Ltd. (Ñ)	309,000	1,808
Toshiba Corp.	249,000	795
Toyota Motor Corp.	44,300	1,751
Toyota Tsusho Corp.	79,100	1,614
UNY Co., Ltd.	102,300	848
Yamada Denki Co., Ltd. (Ñ)	25,790	1,242

		79,047

Jersey - 0.6%
WPP PLC	168,773	2,184

Mauritius - 0.7%
Golden Agri-Resources, Ltd.	4,555,000	2,595

Netherlands - 2.5%
ING Groep NV (Æ)	125,230	958
Koninklijke Ahold NV	162,608	2,011
Koninklijke DSM NV (Æ)	30,368	1,424
Koninklijke Philips Electronics NV	155,226	3,569
STMicroelectronics NV Class Y	283,190	1,680

		9,642

Norway - 2.0%
Statoil ASA Class N	250,815	6,440
Yara International ASA	25,868	1,266

		7,706

Singapore - 2.8%
DBS Group Holdings, Ltd.	389,000	4,509
Hutchison Port Holdings Trust	2,025,000	1,418

	Principal Amount ($) or Shares	Market Value $
Singapore Airlines, Ltd. (Ñ)	104,000	889
STX OSV Holdings Ltd. (Æ)	1,269,000	1,547
Yangzijiang Shipbuilding Holdings, Ltd. (Ñ)	3,239,000	2,559

		10,922

Spain - 1.6%
Banco Santander SA - ADR (Æ)	166,038	1,184
Gas Natural SDG SA	295,355	3,643
Repsol SA - ADR	73,051	1,345

		6,172

Sweden - 2.8%
Skandinaviska Enskilda Banken AB Class A	469,436	3,594
Swedbank AB Class A	129,110	2,260
Trelleborg AB Class B	192,757	2,002
Volvo AB Class B	246,344	3,123

		10,979

Switzerland - 6.2%
Adecco SA (Æ)	7,824	355
Aryzta AG (Æ)	12,979	638
Cie Financiere Richemont SA	28,847	1,769
Clariant AG (Æ)	56,994	639
Nestle SA	118,806	7,386
OC Oerlikon Corp. AG (Æ)	221,998	1,972
Roche Holding AG	43,811	7,976
Swatch Group AG (The) Class B	1,495	612
Swiss Life Holding AG (Æ)	10,480	1,190
Swiss Re AG (Æ)	14,595	915
UBS AG (Æ)	52,486	587

		24,039

United Kingdom - 22.3%
ARM Holdings PLC	145,076	1,322
AstraZeneca PLC - ADR (Æ)	118,957	5,547
Aviva PLC	1,073,155	5,557
BAE Systems PLC	153,270	775
Barclays PLC	1,600,511	4,657
BHP Billiton PLC	106,726	3,111
BP PLC	342,755	2,402
British American Tobacco PLC	63,298	3,318
Diageo PLC	161,913	4,435
GlaxoSmithKline PLC - ADR	328,847	7,441
HSBC Holdings PLC	771,121	6,699
InterContinental Hotels Group PLC (Ñ)	38,751	988
ITV PLC	1,584,089	2,095
Kingfisher PLC	1,207,338	5,284
Legal & General Group PLC	1,495,811	3,040
Marks & Spencer Group PLC	251,564	1,429

20	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Meggitt PLC	201,816	1,266
Rexam PLC	144,902	975
Rio Tinto PLC (Æ)	20,461	889
Royal Dutch Shell PLC Class A	163,219	5,710
SABMiller PLC - ADR	11,062	488
Sage Group PLC (The)	186,892	879
Smith & Nephew PLC	124,623	1,320
Tate & Lyle PLC	377,643	3,934
Tesco PLC	392,502	2,098
Vodafone Group PLC - ADR (Æ)	2,613,903	7,533
WM Morrison Supermarkets PLC	386,812	1,720
Xstrata PLC	79,058	1,195

		86,107

Total Common Stocks (cost $367,335)		380,896

Preferred Stocks - 0.8%
Germany - 0.8%
ProSiebenSat.1 Media AG	22,137	533
Volkswagen AG	15,742	2,780

Total Preferred Stocks (cost $3,119)		3,313

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.2%
United States - 0.2%
SSgA Prime Money Market Fund	724,934	725

Total Short-Term Investments (cost $725)		725

Other Securities - 5.3%
State Street Navigator Securities Prime Lending Portfolio (X)	20,549,710	20,550

Total Other Securities (cost $20,550)		20,550

Total Investments - 104.7% (identified cost $391,729)		405,484

Other Assets and Liabilities, Net - (4.7%)		(18,364)

Net Assets - 100.0%		387,120

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	21

SSgA

International Stock Selection Fund

Schedule of Investments, continued — August 31, 2012

Amounts in thousands

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	12.1	46,966
Consumer Staples	12.0	46,361
Energy	8.7	33,750
Financials	22.7	87,926
Health Care	10.4	40,383
Industrials	9.4	36,175
Information Technology	4.2	16,345
Materials	9.2	35,491
Telecommunication Services	5.4	21,009
Utilities	4.3	16,490
Preferred Stocks	0.8	3,313
Short-Term Investments	0.2	725
Other Securities	5.3	20,550

Total Investments	104.7	405,484
Other Assets and Liabilities, Net	(4.7)	(18,364)

	100.0	387,120

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI EAFE E-Mini Index Futures	35	USD	2,570	09/12	(9)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(9)

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

BNP Paribas	EUR	1,150	AUD	1,390	09/03/12	(10)
BNP Paribas	EUR	1,771	CHF	2,127	09/03/12	—
BNP Paribas	EUR	379	GBP	300	09/03/12	(1)
BNP Paribas	EUR	858	SEK	7,160	09/03/12	2
BNP Paribas	EUR	653	SGD	1,025	09/03/12	1
Goldman Sachs	JPY	14,746	SGD	235	09/04/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(8)

See accompanying notes which are an integral part of the financial statements.

22	International Stock Selection Fund

SSgA

International Equity Funds

Presentation of Portfolio Holdings — August 31, 2012

Amounts in thousands

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$32,205	$—	$—	$32,205	8.3
Austria	1,858	—	—	1,858	0.5
Belgium	2,702	—	—	2,702	0.7
Cayman Islands	1,654	—	—	1,654	0.4
Denmark	14,084	—	—	14,084	3.6
Finland	6,554	—	—	6,554	1.7
France	32,832	—	—	32,832	8.5
Germany	26,102	—	—	26,102	6.7
Hong Kong	8,390	—	—	8,390	2.2
Italy	15,122	—	—	15,122	3.9
Japan	79,047	—	—	79,047	20.4
Jersey	2,184	—	—	2,184	0.6
Mauritius	2,595	—	—	2,595	0.7
Netherlands	9,642	—	—	9,642	2.5
Norway	7,706	—	—	7,706	2.0
Singapore	10,922	—	—	10,922	2.8
Spain	6,172	—	—	6,172	1.6
Sweden	10,979	—	—	10,979	2.8
Switzerland	24,039	—	—	24,039	6.2
United Kingdom	86,107	—	—	86,107	22.3
Preferred Stocks	3,313	—	—	3,313	0.8
Short-Term Investments	725	—	—	725	0.2
Other Securities	—	20,550	—	20,550	5.3

Total Investments	384,934	20,550	—	405,484	104.7

Other Assets and Liabilities, Net					(4.7)

					100.0

Other Financial Instruments
Futures Contracts	(9)	—	—	(9)	(—	)*
Foreign Currency Exchange Contracts	(8)	—	—	(8)	(—	)*

Total Other Financial Instruments**	$(17)	$—	$—	$(17)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Transfers in and out of Levels 1 and 2, for the period ended August 31, 2012, were the due to the application of Fair Value Procedures outlined in note 2 in the Notes to Financial Statements.

There were no transfers in and out of Level 3 during the period ended August 31, 2012.

See accompanying notes which are an integral part of the financial statements.

International Equity Funds	23

SSgA

International Equity Funds

Notes to Schedule of Investments — August 31, 2012

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(å)	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2 in the Notes to Financial Statements.
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

24	Notes to Schedules of Investments

See accompanying notes which are an integral part of the financial statements.

SSgA

International Equity Funds

Statements of Assets and Liabilities — August 31, 2012

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Assets
Investments, at identified cost	$1,406,996	$391,729
Investments, at market*,**	1,807,319	405,484
Cash (restricted)	13,041	333
Foreign currency holdings***	29,756	450
Unrealized appreciation on foreign currency exchange contracts	1,766	3
Receivables:
Dividends and interest	6,023	1,020
Dividends from affiliated money market funds	3	—
Investments sold	18,150	14,722
Fund shares sold	5,343	206
Foreign taxes recoverable	—	310
From advisor	315	322
Daily variation margin on futures contracts	433	—
Prepaid expenses	55	16

Total assets	1,882,204	422,866

Liabilities
Payables:
Investments purchased	64,202	12,107
Fund shares redeemed	6,398	2,614
Accrued fees to affiliates and trustees	1,634	363
Other accrued expenses	126	92
Daily variation margin on futures contracts	1,340	9
Deferred tax liability	1,845	—
Unrealized depreciation on foreign currency exchange contracts	2,116	11
Payable upon return of securities loaned	94,360	20,550

Total liabilities	172,021	35,746

Net Assets	$1,710,183	$387,120

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$18,719	$8,316
Accumulated net realized gain (loss)	(57,539)	(651,532)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains tax)	398,478	13,755
Futures contracts	(907)	(9)
Foreign currency-related transactions	(653)	7
Shares of beneficial interest	91	45
Additional paid-in capital	1,351,994	1,016,538

Net Assets	$1,710,183	$387,120

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$18.71	$8.61
Net assets	$1,273,588,335	$387,120,476
Shares outstanding ($.001 par value)	68,075,166	44,944,818
Net asset value per share: Select Class(a)	$18.79	$—
Net assets	$436,594,729	$—
Shares outstanding ($.001 par value)	23,234,793	—
Amounts in thousands

* Securities on loan included in investments	$95,954	$19,527
** Investments in affiliated issuers, SSgA Prime Money Market Funds	$31,473	$725
*** Foreign currency holdings — cost	$30,109	$439
(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	25

SSgA

International Equity Funds

Statements of Operations — For the Period Ended August 31, 2012

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund

Investment Income
Dividends	$64,899	$22,367
Dividends from affiliated money market funds	10	1
Interest	1.032	3
Securities lending income	1,095	487
Less foreign taxes withheld	(6,841)	(1,848)

Total investment income	60,195	21,010

Expenses
Advisory fees	14,958	4,314
Administrative fees	1,158	337
Custodian fees	3,182	344
Distribution fees — Institutional Class	2,979	1,273
Distribution fees — Class R	—	4
Transfer agent fees	670	327
Professional fees	77	55
Registration fees	113	37
Shareholder servicing fees — Institutional Class	599	95
Shareholder servicing fees — Class R	—	8
Shareholder servicing fees — Select Class	141	—
Trustees’ fees	53	20
Insurance fees	49	17
Printing fees	290	126
Miscellaneous	15	11

Expenses before reductions	24,284	6,968
Expense reductions	(625)	(1,209)

Net expenses	23,659	5,759

Net investment income (loss)	36,536	15,251

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	44,192	(65,626)
Futures contracts	1,169	116
Foreign currency-related transactions	(4,564)	(241)

Net realized gain (loss)	40,797	(65,751)

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	(249,492)	23,177
Futures contracts	(907)	(9)
Foreign currency-related transactions	(639)	(54)

Net change in unrealized appreciation (depreciation)	(251,038)	23,114

Net realized and unrealized gain (loss)	(210,241)	(42,637)

Net Increase (Decrease) in Net Assets from Operations	$(173,705)	$(27,386)

See accompanying notes which are an integral part of the financial statements.

26	Statements of Operations

SSgA

International Equity Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund
Amounts in thousands	2012	2011	2012	2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$36,536	$33,252	$15,251	$21,676
Net realized gain (loss)	40,797	288,553	(65,751)	135,439
Net change in unrealized appreciation (depreciation)	(251,038)	(64,668)	23,114	(43,122)

Net increase (decrease) in net assets from operations	(173,705)	257,137	(27,386)	113,993

Distributions
From net investment income
Institutional Class	(22,435)	(27,225)	(26,998)	(27,740)
Class R	—	—	(62)	(49)
Select Class	(11,370)	(20,095)	—	—

Net decrease in net assets from distributions	(33,805)	(47,320)	(27,060)	(27,789)

Share Transactions
Net increase (decrease) in net assets from share transactions	(249,445)	(325,749)	(326,456)	(376,300)

Total Net Increase (Decrease) in Net Assets	(456,955)	(115,932)	(380,902)	(290,096)

Net Assets
Beginning of period	2,167,138	2,283,070	768,022	1,058,118

End of period	$1,710,183	$2,167,138	$387,120	$768,022

Undistributed (overdistributed) net investment income included in net assets	$19,241	$18,287	$8,316	$18,269

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	27

SSgA

International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Emerging Markets Fund
Institutional Class
August 31, 2012	20.81	.34	(2.14)	(1.80)	(.30)	—
August 31, 2011	19.20	.29	1.70	1.99	(.38)	—
August 31, 2010	16.61	.17	2.81	2.98	(.39)	—
August 31, 2009	22.72	.27	(4.71)	(4.44)	—	(1.67)
August 31, 2008	28.86	.40	(3.59)	(3.19)	(.92)	(2.03)
Select Class
August 31, 2012	20.90	.36	(2.13)	(1.77)	(.34)	—
August 31, 2011	19.28	.31	1.73	2.04	(.42)	—
August 31, 2010	16.67	.21	2.82	3.03	(.42)	—
August 31, 2009	22.75	.30	(4.71)	(4.41)	—	(1.67)
August 31, 2008	28.89	.46	(3.59)	(3.13)	(.98)	(2.03)
International Stock Selection Fund
August 31, 2012	9.24	.23	(.53)	(.30)	(.33)	—
August 31, 2011	8.81	.23	.46	.69	(.26)	—
August 31, 2010	9.24	.18	(.33)	(.15)	(.28)	—
August 31, 2009	11.79	.24	(2.57)	(2.33)	(.22)	—
August 31, 2008	14.71	.27	(2.52)	(2.25)	(.33)	(.34)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

28	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

(.30)	18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
(.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50
(.39)	19.20	17.98	1,328,720	1.24	1.24	.87	63
(1.67)	16.61	(16.50)	1,453,575	1.20	1.21	1.99	61
(2.95)	22.72	(13.53)	1,949,537	1.24	1.25	1.39	42

(.34)	18.79	(8.42)	436,595	1.02	1.05	1.90	74
(.42)	20.90	10.48	715,328	1.02	1.04	1.40	50
(.42)	19.28	18.24	954,350	1.01	1.02	1.09	63
(1.67)	16.67	(16.33)	1,082,478	.98	.99	2.22	61
(3.01)	22.75	(13.33)	1,205,196	1.02	1.03	1.64	42

(.33)	8.61	(3.16)	387,120	1.00	1.21	2.65	90
(.26)	9.24	7.61	766,126	1.00	1.19	2.27	77
(.28)	8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
(.22)	9.24	(19.46)	1,525,020	1.00	1.16	3.04	122
(.67)	11.79	(16.20)	1,823,516	1.00	1.19	1.94	75

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	29

SSgA

International Equity Funds

Notes to Financial Statements — August 31, 2012

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of August 31, 2012. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

On July 31, 2012, the Investment Company ceased offering Class R Shares with respect to the International Stock Selection Fund, and the outstanding Class R Shares were converted into Institutional Class Shares of the International Stock Selection Fund having the same aggregate value as such Class R Shares.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

30	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that

Notes to Financial Statements	31

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended August 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

32	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At August 31, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2012 the following Fund had a net tax basis capital loss carryforward, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	No Expiration		Total
								Short-term	Long-term
International Stock Selection Fund	$—	$—	$—	$—	$153,873,846	$428,227,873	$—	$38,440,506	$—	$620,542,225

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2012, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund
Cost of Investments for Tax Purposes	$1,423,377,998	$397,564,112

Gross Tax Unrealized Appreciation	$462,332,716	$25,107,982
Gross Tax Unrealized Depreciation	(78,391,480)	(17,188,583)

Net Unrealized Appreciation (Depreciation)	$383,941,236	$7,919,399

Components of Distributable Earnings
Undistributed Ordinary Income	$28,486,937	$11,342,321
Capital Loss Carryforward	$—	$(620,542,225)

Tax Composition of Distributions
Ordinary Income	$33,804,413	$27,060,002

As permitted by tax regulations, the International Stock Selection and Emerging Markets Fund intends to defer a short term realized capital loss incurred from November 1, 2011 to August 31, 2012 in the amount of $28,202,297 and $50,938,943, respectively and treat it as arising in the fiscal year 2013.

Notes to Financial Statements	33

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and U.S. GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Institutional Class and Select Class shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or pain. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2012. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

34	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Deferred Tax Liability
Emerging Markets Fund	$1,845,296

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may invest in various derivative transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and index swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$433	$—	$—
Foreign currency-related transactions	—	1,766	—

Total	$433	$1,766	$—

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contract*	1,340	—	9
Foreign currency-related transactions**	—	2,093	—

Total	$1,340	$2,093	$9

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
**	Includes only forward foreign currency-related transactions.

Notes to Financial Statements	35

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

The effects of Derivative Instruments on the Statements of Operations for the period ended August 31, 2012 were as follows:

(Amounts in thousands)

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$1,169	$—	$116
Foreign currency-related transactions	—	(1,883)	—

Total	$1,169	$(1,883)	$116

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$(907)	$—	$(9)
Foreign currency-related transactions	—	(327)	—

Total	$(907)	$(327)	$(9)

For the period ended August 31, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
November 30, 2011	397	—
February 29, 2012	117	—
May 31, 2012	—	—
August 31, 2012	7,135	35

For the period ended August 31, 2012, the Funds’ quarterly holdings of foreign currency exchange contracts were as follows:

Outstanding Contract Amounts Sold
Quarter Ended	Emerging Markets Fund
November 30, 2011	7,008,351
February 29, 2012	2,993,612
May 31, 2012	44,974,779
August 31, 2012	169,734,310

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

36	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

For the period ended August 31, 2012, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2012, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Emerging Markets Fund	$13,040,960
International Stock Selection Fund	332,822

For the period ended August 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Return enhancement, hedging, and exposing cash reserves to markets
SSgA International Stock Selection Fund	Exposing cash reserves to markets

Index Swaps

The Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of August 31, 2012, the Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Notes to Financial Statements	37

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Participations Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended August 31, 2012, purchases and sales of investment securities, excluding short-term investments and derivative contracts, were as follows:

	Purchases	Sales
Emerging Markets Fund	$1,461,120,171	$1,731,629,560
International Stock Selection Fund	508,858,643	841,067,497

38	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets Fund	$8,647,604	Pool of US and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund’s advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waivers for the period ended August 31, 2012 was $437,745 for the Institutional Class and $172,191 for Select Class. There were no reimbursements for the Institutional Class or Select Class for the period ended August 31, 2012.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund’s advisory fees and to reimburse Fund all expenses in excess of 1.00%, of average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waivers for the period ended August 31, 2012 was $1,203,495 for the Institutional Class and $3,846 for Class R. There were no reimbursements for the period ended August 31, 2012. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

Notes to Financial Statements	39

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of August 31, 2012, $32,198,204 of the Central Fund’s net assets represents investments by these Funds, and $22,835,025 represents the investments of other Investment Company Funds not presented herein.

Amounts related to investments in the Central Fund during the period ended August 31, 2012 were as follows:

Funds	Market Value	Purchases Cost	Sales Cost	Income Distributions
Emerging Markets Fund	$31,473,270	$603,599,381	$572,873,562	$9,952
International Stock Selection Fund	724,934	66,069,395	65,917,708	980

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating Fund in an amount that offsets the amount of such fee incurred by the participating Fund. For the period ended August 31, 2012, the total advisory fees waived are as follows:

Amount Paid
Emerging Markets Fund	$14,568
International Stock Selection Fund	1,191

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets Fund	$184
International Stock Selection Fund	5

Securities Lending

State Street is authorized to act on behalf of the Investment Company as lending agent with respect to the lending of certain securities of the Investment Company held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

40	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

For the period September 1, 2011 through August 31, 2012, State Street earned securities lending agent fees as follows:

Agent Fees Earned
Emerging Markets Fund	$215,308
International Stock Selection Fund	46,933

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008, as amended (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

Institutional Class

The Investment Company has entered into adopted a distribution plan for its Institutional Class pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2012, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	High Net Worth Services

Emerging Markets Fund	$49,100	$6,475	$758
International Stock Selection Fund	7,862	220	45

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two

Notes to Financial Statements	41

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan’s termination or discontinuation. As of August 31, 2012, the Emerging Markets Fund and the International Stock Selection Fund had no carryover expenses.

Select Class

The Investment Company has entered into a distribution plan with respect to the Select Class pursuant to Rule 12b-1 (the “Select Plan”) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Select Class and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund’s average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of August 31, 2012.

Under the Select Plan, the Emerging Markets Fund has entered into a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended August 31, 2012, Emerging Markets Select Class paid $140,759 to Global Markets.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2012 were as follows:

	Emerging Markets Fund	International Stock Selection Fund

Advisory fees	$1,144,015	$270,975
Administration fees	82,544	18,272
Custodian Fees	283,476	32,515
Shareholder servicing fees	60,513	8,161
Transfer agent fees	61,830	32,130
Trustee fees	1,684	639

	$1,634,062	$362,692

42	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

5.	Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2012		2011

Emerging Markets Fund	Shares	Dollars	Shares	Dollars

Institutional Class
Proceeds from shares sold	35,369	$665,689	24,682	$544,338
Proceeds from reinvestment of distributions	1,201	21,897	1,210	26,421
Payments for shares redeemed	(38,258)	(726,118)	(25,325)	(557,699)

	(1,688)	(38,532)	567	13,060

Select Class
Proceeds from shares sold	1,485	27,778	2,039	44,460
Proceeds from reinvestment of distributions	294	5,371	413	9,045
Payments for shares redeemed	(12,770)	(244,062)	(17,726)	(392,314)

	(10,991)	(210,913)	(15,274)	(338,809)

Total net increase (decrease)	(12,679)	$(249,445)	(14,707)	$(325,749)

International Stock Selection Fund

Institutional Class
Proceeds from shares sold	10,918	$92,742	8,510	$85,836
Proceeds from reinvestment of distributions	3,127	26,839	2,787	27,569
Payments for shares redeemed	(51,993)	(444,318)	(48,245)	(489,311)

	(37,948)	(324,737)	(36,948)	(375,906)

Class R
Proceeds from shares sold	48	403	79	808
Proceeds from reinvestment of distributions	7	62	5	49
Payments for shares redeemed	(262)	(2,184)	(123)	(1,251)

	(207)	(1,719)	(39)	(394)

Total net increase (decrease)	(38,155)	$(326,456)	(36,987)	$(376,300)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended August 31, 2012, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk,

Notes to Financial Statements	43

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2012

the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Recent Accounting Pronouncements

In April 2011, the FASB issued an ASU related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

On May 12, 2011, the FASB issued ASU No. 2011-04 related to fair value measurements: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standard (“IFRS”), and the International Accounting Standards Board (IASB) issued IFRS 13, Fair Value Measurement (together, the new guidance). The new guidance amends U.S. GAAP and is a new standard under IFRS. The ASU is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

9.	Subsequent Events

Management has evaluated events and transactions that may have occurred since August 31, 2012, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

44	Notes to Financial Statements

SSgA

International Equity Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund and SSgA International Stock Selection Fund (the “Funds”) (two of the funds comprising the SSgA Funds) as of August 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2012

Report of Independent Registered Public Accounting Firm	45

SSgA

International Equity Funds

Tax Information — August 31, 2012 (Unaudited)

The Funds did not pay distributions from long-term capital gains during their taxable year ended August 31, 2012.

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets	0%
International Stock Selection	0%

For the tax year ended August 31, 2012, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2012:

Funds	Foreign Taxes Paid	Foreign Taxes Paid per Share	Foreign Sources Income	Foreign Source Income per Share

Emerging Markets Fund	$9,370,057	$0.1026	$50,936,977	$0.5578
International Stock Selection Fund	1,084,745	0.0241	22,030,790	0.4902

Please consult a tax advisor for questions about federal or state income tax laws.

46	Tax Information

SSgA

International Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the SSgA Funds (the “Trust”), including a majority of the Independent Trustees of the Trust, met on March 26, 2012 and on April 10 and 11, 2012 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), continuation of the investment advisory agreement (the “Advisory Agreement”) with SSgA Funds Management, Inc. (the “Advisor”) and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the “Subadvisory Agreement”) with The Tuckerman Group, LLC (the “Subadvisor”). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2011, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Advisor with respect to each Fund and (b) affiliates of the Advisor that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Information about the Advisor and Subadvisor

•	Reports detailing the financial results and condition of the Advisor and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

Basis for Approval of Investment Advisory Contracts	47

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International Equity Funds

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•	A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•	A copy of the Advisor’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds;

•

Additional data requested from an independent provider of investment company data by the Independent Trustees on (a) the SSgA Funds money market portfolios to determine the magnitude to which the absolute difference in yields separated the better performing from the poorer performing funds; and (b) the SSgA Funds quantitative equity portfolios to determine how they performed in the larger universe;

•

Draft responses to letters dated February 11, 2012 from Joseph P. Barri, LLC (counsel to the Independent Trustees), and reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Advisor, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; the operations of the Subadvisor relating to the SSgA Tuckerman Active REIT Fund; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡	Russell Fund Services Company (“RFSCo”), the administrator for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Excerpts from the Funds’ most recent Prospectuses, statements of Additional Information and Annual reports for the fiscal year ended August 31, 2011, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year ended August 31, 2011;

•

Morningstar materials as of December 31, 2011, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors

48	Basis for Approval of Investment Advisory Contracts

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International Equity Funds

Basis for Approval of Investment Advisory Contracts (Unaudited), continued

to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 11, 2012 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement effective May 1, 2012, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

The Board considered the Advisor’s and Subadvisor’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2011.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund’s underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the

Basis for Approval of Investment Advisory Contracts	49

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International Equity Funds

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Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Advisor with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

50	Basis for Approval of Investment Advisory Contracts

SSgA

International Equity Funds

Shareholder Requests for Additional Information — August 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or (iv) at the SEC’s public reference room.

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room.

Shareholder Requests for Additional Information	51

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International Equity Funds

Disclosure of Information about Fund Trustees and Officers — August 31, 2012 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 14 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson* Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Virginia Tech Foundation Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	14	None

*	Ceased to be a Trustee effective September 28, 2012.

INDEPENDENT TRUSTEES
William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association.	14	None

52	Disclosure of Information about Fund Trustees and Officers

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International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee	Until successor is elected by Trustees

• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

• 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

• 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

• September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

• 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

• 2003 to 2009, Trustee, Gettysburg College.

				14	None

Disclosure of Information about Fund Trustees and Officers	53

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International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with SSgA Funds; Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years; and Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Chairman, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None
(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

54	Disclosure of Information about Fund Trustees and Officers

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International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued — August 31, 2012 (Unaudited)

Name, Age, and Address	Position(s) with SSgA Funds; and Length of Time Served	Term of Office	Principal Occupation(s) During Past Five Years
OFFICERS
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from October 2012 to present; and Principal Executive Officer since 2012	Until successor is elected by Trustees

•   June 2012–Present , President SSgA Funds Management, Inc. (Investment Advisor), Senior Managing Director SSgA

•   March 2012–June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since September 2012	Until successor is elected by Trustees

•   March 2008–Present, Vice President SSgA Funds Management, Inc. (Investment Advisor) and State Street Global Advisors; and

•   November 2005–April 2008–Principal SSgA Funds Management, Inc. and State Street Global Advisors

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees

•   2009 to Present Head of North America Operations, Global Operations, Russell Investments;

•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company and Russell Financial Services Company; and

•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2012	Until successor is elected by Trustees

•   1999 to 2012 Assistant Secretary Russell Investment Company and Russell Investment Funds;

•   Associate General Counsel, Russell Investments;

•   Secretary, Russell Investment Management Company, Russell Fund Services Company and Russell Financial Services, Inc.; and

•   Secretary and Chief Legal Officer, Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust.

Disclosure of Information about Fund Trustees and Officers	55

SSgA

International Equity Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

Shawn C.D. Johnson*

William L. Marshall

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting

Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

Ken J. Johnson, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

*       Ceased to be a Trustee effective September 28, 2012.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

56	Fund Management and Service Providers

SSGAINTERAR

Item 2. Code of Ethics. [Annual Report Only]

(a)	As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)	That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)	full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)	compliance with applicable laws and governmental rules and regulations;

4)	the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)	accountability for adherence to the Code.

(c)	As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the Registrant’s Principal Executive Officer.

(d)	As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)	Not applicable.

(f)	The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Richard D. Shirk qualifies as an Audit Committee Financial Expert and is “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR. Mr. Shirk’s relevant experience includes his positions as former Chairman, President and Chief Executive Officer, Cerulean Companies, Inc.; former President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; former Chairman, Board Member and Investment Committee Member,

Healthcare Georgia Foundation; and Lead Director and Board Member, Amerigroup Corp.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2011    $606,200

2012    $496,100

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services
2011	$0	Performance of a desk review with respect to 02/28/11 semi-annual reports
2012	$0	Performance of a desk review with respect to 02/29/12 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services
2011	$115,905	Tax services
2012	$130,100	Tax services

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

For the period ended August 31, 2012

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

I.	Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds. Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.	Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds. As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•	Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate[1] of the Funds;

•	Is in the position of auditing its own work; or

•	Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

[1]	For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee. The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. These appendices refer to Schedules A-E, representative forms of which are attached to this Policy. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor. Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

III.	Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.	Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee will pre-approve the audit services set forth in Schedule A to Appendix 1, “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.	Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee will pre-approve the audit-related services set forth in Schedule B to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.	Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence. In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will pre-approve the tax services set forth in Schedule C to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.	All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee will pre-approve the permissible “all other services” set forth in Schedule D to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. Those permissible all other services not listed in Schedule D must be specifically pre-approved by the Audit Committee. The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedule D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix 2. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.	Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee2 and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor. In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee. After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy. The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.	Additional Requirements

[2]	The Clearance Committee shall be comprised of the Funds’ Treasurer and Principal Financial Officer, and President and Principal Executive Officer. A member of the Legal Department of the Funds’ administrator shall serve as an advisory member to the Clearance Committee. The Clearance Committee may act together or individually in the event one of the members is unavailable should consultation be necessary.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”). Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Adopted:	July 14, 2003
Revised:	February 3, 2009
Reviewed:	July 13, 2010

Appendix 1

FEES AND EXPENSES INCURRED UNDER PRE-APPROVAL AND

COMMUNICATIONS

Schedules A through C

Schedule A

Pre-Approved Audit Services for 2012

For the Fiscal Year Ending August 31, 2012

Service

Annual audit of the financial statements for the SSgA Funds (14 funds)

Audits of new Funds launched during the period covered by the audit.

Other audit and special reports which include, but are not limited to:

•	Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•	All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.

Combined Pre-Approved Audit Services shall not exceed:

Schedule B

Pre-Approved Audit-Related Services for 2012

For the Fiscal Year Ending August 31, 2012

Service

Performance of desk review for:

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.

Schedule C

Pre-Approved Tax Services for 2012

For the Fiscal Year Ending August 31, 2012

Service

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax year ending August 31, 2010. (21 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2009, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2011.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•

Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws ( e.g. valuation of derivatives and the identification of issuers).

•	Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•	Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•	Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•	Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•	Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•	Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.

Appendix 2

Prohibited Non-Audit Services

April 5, 2004

•	Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•	Financial information system design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources services

•	Broker-dealer, investment advisor or investment banking services

•	Legal services

•	Expert services unrelated to the audit

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2011    $0

2012    $0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio: William L. Marshall, Chairman; Richard D. Shirk, Audit Committee Financial Expert; Bruce D. Taber.

Item 6. [Schedules of Investments are included as part of the Report to

Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ Ellen Needham
Ellen Needham
President and Principal Executive Officer

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen Needham
Ellen Needham President and Principal Executive Officer

Date: October 30, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: October 30, 2012